UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Balanced Fund

Class A CSIFX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$9,882	$10,809	$10,486	$10,002
11/15	$9,879	$10,845	$10,496	$9,975
12/15	$9,692	$10,650	$10,369	$9,943
1/16	$9,391	$10,076	$10,091	$10,080
2/16	$9,397	$10,073	$10,118	$10,151
3/16	$9,849	$10,775	$10,578	$10,244
4/16	$9,919	$10,833	$10,629	$10,284
5/16	$10,019	$11,023	$10,741	$10,286
6/16	$10,042	$11,048	$10,833	$10,471
7/16	$10,279	$11,469	$11,108	$10,537
8/16	$10,315	$11,484	$11,112	$10,525
9/16	$10,322	$11,493	$11,115	$10,519
10/16	$10,117	$11,269	$10,950	$10,439
11/16	$10,315	$11,713	$11,106	$10,192
12/16	$10,442	$11,933	$11,237	$10,206
1/17	$10,547	$12,173	$11,382	$10,226
2/17	$10,775	$12,645	$11,677	$10,295
3/17	$10,778	$12,653	$11,679	$10,290
4/17	$10,809	$12,786	$11,789	$10,369
5/17	$10,932	$12,949	$11,915	$10,449
6/17	$10,964	$13,040	$11,960	$10,438
7/17	$11,104	$13,298	$12,123	$10,483
8/17	$11,128	$13,340	$12,189	$10,577
9/17	$11,200	$13,624	$12,322	$10,527
10/17	$11,347	$13,936	$12,494	$10,533
11/17	$11,529	$14,361	$12,717	$10,519
12/17	$11,645	$14,521	$12,825	$10,568
1/18	$11,936	$15,319	$13,188	$10,446
2/18	$11,660	$14,756	$12,848	$10,347
3/18	$11,539	$14,421	$12,706	$10,413
4/18	$11,536	$14,470	$12,694	$10,336
5/18	$11,724	$14,840	$12,925	$10,410
6/18	$11,789	$14,936	$12,968	$10,397
7/18	$12,112	$15,451	$13,238	$10,399
8/18	$12,330	$15,983	$13,546	$10,466
9/18	$12,321	$16,044	$13,542	$10,399
10/18	$11,771	$14,909	$12,924	$10,317
11/18	$11,953	$15,212	$13,113	$10,378
12/18	$11,326	$13,827	$12,493	$10,569
1/19	$11,929	$14,985	$13,174	$10,681
2/19	$12,195	$15,493	$13,438	$10,675
3/19	$12,486	$15,763	$13,682	$10,880
4/19	$12,808	$16,399	$14,015	$10,883
5/19	$12,595	$15,354	$13,578	$11,076
6/19	$13,082	$16,432	$14,219	$11,215
7/19	$13,308	$16,687	$14,364	$11,240
8/19	$13,405	$16,382	$14,355	$11,531
9/19	$13,376	$16,665	$14,473	$11,470
10/19	$13,501	$17,019	$14,675	$11,504
11/19	$13,754	$17,662	$15,005	$11,498
12/19	$14,013	$18,172	$15,260	$11,490
1/20	$14,177	$18,191	$15,388	$11,711
2/20	$13,553	$16,705	$14,744	$11,922
3/20	$12,255	$14,497	$13,540	$11,852
4/20	$13,323	$16,413	$14,710	$12,063
5/20	$13,777	$17,279	$15,203	$12,119
6/20	$14,108	$17,661	$15,443	$12,195
7/20	$14,777	$18,695	$16,078	$12,377
8/20	$15,377	$20,068	$16,734	$12,277
9/20	$15,011	$19,334	$16,364	$12,271
10/20	$14,773	$18,868	$16,098	$12,216
11/20	$15,738	$21,090	$17,298	$12,336
12/20	$16,177	$21,981	$17,747	$12,353
1/21	$16,025	$21,800	$17,608	$12,264
2/21	$16,325	$22,432	$17,812	$12,087
3/21	$16,460	$23,281	$18,128	$11,936
4/21	$17,168	$24,534	$18,771	$12,030
5/21	$17,192	$24,651	$18,849	$12,070
6/21	$17,504	$25,268	$19,185	$12,155
7/21	$17,789	$25,793	$19,510	$12,290
8/21	$18,057	$26,540	$19,834	$12,267
9/21	$17,485	$25,321	$19,219	$12,161
10/21	$18,191	$27,078	$20,017	$12,157
11/21	$18,018	$26,714	$19,879	$12,193
12/21	$18,493	$27,796	$20,342	$12,162
1/22	$17,530	$26,229	$19,478	$11,900
2/22	$17,335	$25,509	$19,071	$11,767
3/22	$17,570	$26,370	$19,245	$11,441
4/22	$16,471	$24,020	$17,924	$11,006
5/22	$16,409	$23,983	$17,953	$11,077
6/22	$15,630	$21,975	$16,939	$10,904
7/22	$16,470	$24,021	$18,051	$11,170
8/22	$15,945	$23,099	$17,431	$10,854
9/22	$14,967	$20,962	$16,162	$10,385
10/22	$15,458	$22,643	$16,856	$10,251
11/22	$16,171	$23,868	$17,651	$10,628
12/22	$15,660	$22,480	$17,003	$10,580
1/23	$16,293	$23,987	$17,897	$10,905
2/23	$15,854	$23,416	$17,456	$10,623
3/23	$16,398	$24,157	$17,965	$10,893
4/23	$16,562	$24,456	$18,142	$10,959
5/23	$16,484	$24,570	$18,113	$10,840
6/23	$17,080	$26,230	$18,822	$10,801
7/23	$17,399	$27,132	$19,205	$10,794
8/23	$17,331	$26,657	$18,954	$10,725
9/23	$16,630	$25,404	$18,227	$10,452
10/23	$16,344	$24,790	$17,848	$10,287
11/23	$17,536	$27,105	$19,171	$10,753
12/23	$18,219	$28,444	$20,032	$11,165
1/24	$18,548	$28,840	$20,178	$11,134
2/24	$19,137	$30,398	$20,718	$10,977
3/24	$19,520	$31,372	$21,193	$11,078
4/24	$18,882	$30,037	$20,438	$10,798
5/24	$19,748	$31,452	$21,154	$10,982
6/24	$20,431	$32,493	$21,654	$11,085
7/24	$20,660	$32,965	$22,045	$11,344
8/24	$21,141	$33,747	$22,485	$11,507
9/24	$21,457	$34,468	$22,894	$11,661
10/24	$21,255	$34,228	$22,571	$11,372
11/24	$22,057	$36,431	$23,539	$11,493
12/24	$21,681	$35,415	$22,991	$11,304
1/25	$22,135	$36,543	$23,479	$11,364
2/25	$21,939	$35,904	$23,439	$11,614
3/25	$21,099	$33,826	$22,628	$11,619
4/25	$21,099	$33,624	$22,583	$11,664
5/25	$21,872	$35,771	$23,384	$11,581
6/25	$22,638	$37,582	$24,238	$11,759
7/25	$22,953	$38,417	$24,535	$11,728
8/25	$23,213	$39,226	$24,963	$11,868
9/25	$23,627	$40,586	$25,591	$11,998

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	10.12%	9.49%	9.56%
Class A with 5.25% Maximum Sales Charge	4.33%	8.32%	8.97%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference1	11.78%	9.35%	9.84%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
58.8%
Corporate Bonds
9.4%
U.S. Government Agency Mortgage-Backed Securities
8.5%
U.S. Treasury Obligations
6.7%
Short-Term Investments
6.1%
Asset-Backed Securities
4.3%
Commercial Mortgage-Backed Securities
3.2%
Collateralized Mortgage Obligations
1.3%
Other†
1.7%

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSIFX-TSR-AR

Calvert Balanced Fund

Class C CSGCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,424	$10,809	$10,486	$10,002
11/15	$10,411	$10,845	$10,496	$9,975
12/15	$10,206	$10,650	$10,369	$9,943
1/16	$9,887	$10,076	$10,091	$10,080
2/16	$9,883	$10,073	$10,118	$10,151
3/16	$10,354	$10,775	$10,578	$10,244
4/16	$10,419	$10,833	$10,629	$10,284
5/16	$10,519	$11,023	$10,741	$10,286
6/16	$10,534	$11,048	$10,833	$10,471
7/16	$10,775	$11,469	$11,108	$10,537
8/16	$10,808	$11,484	$11,112	$10,525
9/16	$10,805	$11,493	$11,115	$10,519
10/16	$10,585	$11,269	$10,950	$10,439
11/16	$10,784	$11,713	$11,106	$10,192
12/16	$10,907	$11,933	$11,237	$10,206
1/17	$11,013	$12,173	$11,382	$10,226
2/17	$11,243	$12,645	$11,677	$10,295
3/17	$11,237	$12,653	$11,679	$10,290
4/17	$11,262	$12,786	$11,789	$10,369
5/17	$11,383	$12,949	$11,915	$10,449
6/17	$11,411	$13,040	$11,960	$10,438
7/17	$11,546	$13,298	$12,123	$10,483
8/17	$11,565	$13,340	$12,189	$10,577
9/17	$11,632	$13,624	$12,322	$10,527
10/17	$11,776	$13,936	$12,494	$10,533
11/17	$11,959	$14,361	$12,717	$10,519
12/17	$12,069	$14,521	$12,825	$10,568
1/18	$12,364	$15,319	$13,188	$10,446
2/18	$12,069	$14,756	$12,848	$10,347
3/18	$11,937	$14,421	$12,706	$10,413
4/18	$11,929	$14,470	$12,694	$10,336
5/18	$12,110	$14,840	$12,925	$10,410
6/18	$12,176	$14,936	$12,968	$10,397
7/18	$12,496	$15,451	$13,238	$10,399
8/18	$12,717	$15,983	$13,546	$10,466
9/18	$12,696	$16,044	$13,542	$10,399
10/18	$12,122	$14,909	$12,924	$10,317
11/18	$12,304	$15,212	$13,113	$10,378
12/18	$11,649	$13,827	$12,493	$10,569
1/19	$12,261	$14,985	$13,174	$10,681
2/19	$12,529	$15,493	$13,438	$10,675
3/19	$12,822	$15,763	$13,682	$10,880
4/19	$13,143	$16,399	$14,015	$10,883
5/19	$12,917	$15,354	$13,578	$11,076
6/19	$13,409	$16,432	$14,219	$11,215
7/19	$13,628	$16,687	$14,364	$11,240
8/19	$13,718	$16,382	$14,355	$11,531
9/19	$13,682	$16,665	$14,473	$11,470
10/19	$13,798	$17,019	$14,675	$11,504
11/19	$14,050	$17,662	$15,005	$11,498
12/19	$14,308	$18,172	$15,260	$11,490
1/20	$14,464	$18,191	$15,388	$11,711
2/20	$13,821	$16,705	$14,744	$11,922
3/20	$12,487	$14,497	$13,540	$11,852
4/20	$13,568	$16,413	$14,710	$12,063
5/20	$14,021	$17,279	$15,203	$12,119
6/20	$14,349	$17,661	$15,443	$12,195
7/20	$15,020	$18,695	$16,078	$12,377
8/20	$15,618	$20,068	$16,734	$12,277
9/20	$15,241	$19,334	$16,364	$12,271
10/20	$14,986	$18,868	$16,098	$12,216
11/20	$15,954	$21,090	$17,298	$12,336
12/20	$16,393	$21,981	$17,747	$12,353
1/21	$16,224	$21,800	$17,608	$12,264
2/21	$16,518	$22,432	$17,812	$12,087
3/21	$16,645	$23,281	$18,128	$11,936
4/21	$17,352	$24,534	$18,771	$12,030
5/21	$17,365	$24,651	$18,849	$12,070
6/21	$17,669	$25,268	$19,185	$12,155
7/21	$17,941	$25,793	$19,510	$12,290
8/21	$18,204	$26,540	$19,834	$12,267
9/21	$17,617	$25,321	$19,219	$12,161
10/21	$18,316	$27,078	$20,017	$12,157
11/21	$18,130	$26,714	$19,879	$12,193
12/21	$18,592	$27,796	$20,342	$12,162
1/22	$17,613	$26,229	$19,478	$11,900
2/22	$17,409	$25,509	$19,071	$11,767
3/22	$17,636	$26,370	$19,245	$11,441
4/22	$16,522	$24,020	$17,924	$11,006
5/22	$16,448	$23,983	$17,953	$11,077
6/22	$15,658	$21,975	$16,939	$10,904
7/22	$16,487	$24,021	$18,051	$11,170
8/22	$15,954	$23,099	$17,431	$10,854
9/22	$14,965	$20,962	$16,162	$10,385
10/22	$15,447	$22,643	$16,856	$10,251
11/22	$16,148	$23,868	$17,651	$10,628
12/22	$15,628	$22,480	$17,003	$10,580
1/23	$16,247	$23,987	$17,897	$10,905
2/23	$15,801	$23,416	$17,456	$10,623
3/23	$16,335	$24,157	$17,965	$10,893
4/23	$16,486	$24,456	$18,142	$10,959
5/23	$16,401	$24,570	$18,113	$10,840
6/23	$16,982	$26,230	$18,822	$10,801
7/23	$17,289	$27,132	$19,205	$10,794
8/23	$17,209	$26,657	$18,954	$10,725
9/23	$16,499	$25,404	$18,227	$10,452
10/23	$16,208	$24,790	$17,848	$10,287
11/23	$17,378	$27,105	$19,171	$10,753
12/23	$18,046	$28,444	$20,032	$11,165
1/24	$18,357	$28,840	$20,178	$11,134
2/24	$18,927	$30,398	$20,718	$10,977
3/24	$19,296	$31,372	$21,193	$11,078
4/24	$18,654	$30,037	$20,438	$10,798
5/24	$19,498	$31,452	$21,154	$10,982
6/24	$20,159	$32,493	$21,654	$11,085
7/24	$20,370	$32,965	$22,045	$11,344
8/24	$20,831	$33,747	$22,485	$11,507
9/24	$21,130	$34,468	$22,894	$11,661
10/24	$20,919	$34,228	$22,571	$11,372
11/24	$21,693	$36,431	$23,539	$11,493
12/24	$21,311	$35,415	$22,991	$11,304
1/25	$21,741	$36,543	$23,479	$11,364
2/25	$21,541	$35,904	$23,439	$11,614
3/25	$20,697	$33,826	$22,628	$11,619
4/25	$20,687	$33,624	$22,583	$11,664
5/25	$21,429	$35,771	$23,384	$11,581
6/25	$22,168	$37,582	$24,238	$11,759
7/25	$22,460	$38,417	$24,535	$11,728
8/25	$22,701	$39,226	$24,963	$11,868
9/25	$23,442	$40,586	$25,591	$11,998

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.28%	8.66%	8.89%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	8.28%	8.66%	8.89%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference1	11.78%	9.35%	9.84%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSGCX-TSR-AR

Calvert Balanced Fund

Class I CBAIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,023,686	$1,064,969	$1,036,896	$994,300
3/16	$1,041,273	$1,077,472	$1,057,775	$1,024,447
6/16	$1,062,641	$1,104,799	$1,083,306	$1,047,126
9/16	$1,093,156	$1,149,318	$1,111,451	$1,051,924
12/16	$1,107,208	$1,193,338	$1,123,733	$1,020,624
3/17	$1,143,686	$1,265,254	$1,167,865	$1,028,960
6/17	$1,164,892	$1,303,991	$1,196,047	$1,043,830
9/17	$1,190,920	$1,362,381	$1,232,194	$1,052,687
12/17	$1,239,420	$1,452,139	$1,282,497	$1,056,773
3/18	$1,229,082	$1,442,119	$1,270,576	$1,041,335
6/18	$1,256,747	$1,493,554	$1,296,832	$1,039,687
9/18	$1,313,870	$1,604,408	$1,354,182	$1,039,886
12/18	$1,208,892	$1,382,667	$1,249,252	$1,056,893
3/19	$1,333,935	$1,576,250	$1,368,189	$1,087,996
6/19	$1,398,356	$1,643,195	$1,421,864	$1,121,502
9/19	$1,430,369	$1,666,545	$1,447,338	$1,146,952
12/19	$1,499,647	$1,817,186	$1,526,043	$1,149,019
3/20	$1,312,129	$1,449,737	$1,354,034	$1,185,194
6/20	$1,511,545	$1,766,118	$1,544,327	$1,219,513
9/20	$1,609,774	$1,933,411	$1,636,363	$1,227,065
12/20	$1,735,784	$2,198,128	$1,774,650	$1,235,272
3/21	$1,766,930	$2,328,093	$1,812,786	$1,193,612
6/21	$1,880,344	$2,526,829	$1,918,498	$1,215,453
9/21	$1,879,460	$2,532,065	$1,921,853	$1,216,082
12/21	$1,988,802	$2,779,642	$2,034,189	$1,216,223
3/22	$1,890,944	$2,637,031	$1,924,503	$1,144,053
6/22	$1,682,750	$2,197,455	$1,693,865	$1,090,356
9/22	$1,612,625	$2,096,164	$1,616,198	$1,038,538
12/22	$1,687,921	$2,247,982	$1,700,336	$1,057,991
3/23	$1,769,048	$2,415,692	$1,796,467	$1,089,329
6/23	$1,843,855	$2,622,958	$1,882,163	$1,080,132
9/23	$1,796,040	$2,540,418	$1,822,697	$1,045,231
12/23	$1,969,012	$2,844,355	$2,003,239	$1,116,486
3/24	$2,110,822	$3,137,210	$2,119,278	$1,107,825
6/24	$2,210,644	$3,249,253	$2,165,379	$1,108,546
9/24	$2,323,189	$3,446,835	$2,289,430	$1,166,148
12/24	$2,348,658	$3,541,535	$2,299,071	$1,130,445
3/25	$2,286,519	$3,382,565	$2,262,846	$1,161,883
6/25	$2,455,161	$3,758,231	$2,423,787	$1,175,904
9/25	$2,564,418	$4,058,591	$2,559,085	$1,199,777

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	10.38%	9.75%	9.87%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference1	11.78%	9.35%	9.84%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CBAIX-TSR-AR

Calvert Balanced Fund

Class R6 CBARX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index) and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

↓ Stock selection in the industrials sector was the largest detractor from the equity portfolio for the period

↓ An overweight allocation to Booz Allen Hamilton Holding Corp. detracted relative to the Equity Index due to headwinds from economic and operational challenges and slower funding

↓ Within fixed income, exposure to government-related debt detracted, mainly due to security selection

↓ Additionally, exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↑ Within equities, an average overweight to and stock selection in the communication services sector was the top contributor to relative performance

↑At the security level, an overweight position in Mr. Cooper Group, Inc. helped as it succeeded in reducing the per loan cost of mortgage servicing via its AI & automation investments

↑ Within fixed income, a slight overweight and security selection within investment grade corporate bonds aided performance

↑ Additionally, high yield corporate exposure contributed to relative performance, supported by out-of-benchmark positioning

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,216,316	$5,404,543	$5,243,058	$5,000,830
11/15	$5,216,316	$5,422,396	$5,247,909	$4,987,619
12/15	$5,118,431	$5,324,845	$5,184,479	$4,971,501
1/16	$4,961,868	$5,038,240	$5,045,586	$5,039,915
2/16	$4,965,309	$5,036,511	$5,058,865	$5,075,667
3/16	$5,206,363	$5,387,359	$5,288,873	$5,122,237
4/16	$5,244,378	$5,416,656	$5,314,251	$5,141,898
5/16	$5,299,673	$5,511,512	$5,370,633	$5,143,217
6/16	$5,313,206	$5,523,993	$5,416,530	$5,235,629
7/16	$5,441,737	$5,734,426	$5,554,032	$5,268,730
8/16	$5,462,580	$5,742,045	$5,555,919	$5,262,705
9/16	$5,465,782	$5,746,589	$5,557,255	$5,259,622
10/16	$5,361,074	$5,634,530	$5,475,232	$5,219,391
11/16	$5,467,527	$5,856,664	$5,552,940	$5,095,933
12/16	$5,536,042	$5,966,692	$5,618,666	$5,103,121
1/17	$5,592,786	$6,086,674	$5,690,866	$5,113,134
2/17	$5,715,139	$6,322,277	$5,838,335	$5,147,499
3/17	$5,718,432	$6,326,272	$5,839,323	$5,144,800
4/17	$5,738,028	$6,393,155	$5,894,390	$5,184,502
5/17	$5,803,941	$6,474,746	$5,957,673	$5,224,408
6/17	$5,824,460	$6,519,955	$5,980,233	$5,219,150
7/17	$5,899,614	$6,649,073	$6,061,585	$5,241,609
8/17	$5,915,718	$6,669,871	$6,094,710	$5,288,625
9/17	$5,954,602	$6,811,907	$6,160,971	$5,263,436
10/17	$6,033,662	$6,968,145	$6,247,183	$5,266,485
11/17	$6,132,486	$7,180,646	$6,358,284	$5,259,725
12/17	$6,197,098	$7,260,696	$6,412,487	$5,283,865
1/18	$6,352,843	$7,659,259	$6,594,147	$5,223,011
2/18	$6,206,712	$7,378,062	$6,423,888	$5,173,500
3/18	$6,145,409	$7,210,597	$6,352,882	$5,206,677
4/18	$6,145,409	$7,235,104	$6,346,937	$5,167,953
5/18	$6,245,742	$7,419,788	$6,462,264	$5,204,836
6/18	$6,283,737	$7,467,769	$6,484,158	$5,198,434
7/18	$6,456,186	$7,725,493	$6,619,041	$5,199,670
8/18	$6,574,382	$7,991,693	$6,772,922	$5,233,128
9/18	$6,569,351	$8,022,039	$6,770,908	$5,199,429
10/18	$6,277,553	$7,454,373	$6,462,026	$5,158,341
11/18	$6,378,985	$7,606,074	$6,556,360	$5,189,134
12/18	$6,044,460	$6,913,336	$6,246,259	$5,284,465
1/19	$6,368,018	$7,492,696	$6,586,866	$5,340,583
2/19	$6,513,619	$7,746,388	$6,719,152	$5,337,489
3/19	$6,670,509	$7,881,249	$6,840,947	$5,439,979
4/19	$6,843,058	$8,199,526	$7,007,407	$5,441,371
5/19	$6,731,409	$7,677,017	$6,789,239	$5,537,964
6/19	$6,994,590	$8,215,976	$7,109,322	$5,607,511
7/19	$7,114,835	$8,343,569	$7,181,822	$5,619,845
8/19	$7,167,824	$8,190,752	$7,177,336	$5,765,465
9/19	$7,153,571	$8,332,726	$7,236,690	$5,734,758
10/19	$7,223,122	$8,509,326	$7,337,431	$5,752,032
11/19	$7,360,180	$8,830,906	$7,502,313	$5,749,103
12/19	$7,502,042	$9,085,930	$7,630,215	$5,745,096
1/20	$7,590,202	$9,095,737	$7,693,892	$5,855,658
2/20	$7,258,551	$8,352,459	$7,372,050	$5,961,051
3/20	$6,565,093	$7,248,687	$6,770,170	$5,925,972
4/20	$7,138,353	$8,206,548	$7,355,086	$6,031,313
5/20	$7,382,832	$8,639,537	$7,601,623	$6,059,394
6/20	$7,561,607	$8,830,590	$7,721,636	$6,097,563
7/20	$7,923,296	$9,347,674	$8,039,061	$6,188,643
8/20	$8,246,911	$10,033,766	$8,367,131	$6,138,689
9/20	$8,052,421	$9,667,054	$8,181,816	$6,135,324
10/20	$7,927,231	$9,433,935	$8,048,821	$6,107,928
11/20	$8,447,085	$10,544,848	$8,649,096	$6,167,861
12/20	$8,684,280	$10,990,639	$8,873,251	$6,176,360
1/21	$8,604,409	$10,900,120	$8,803,955	$6,132,076
2/21	$8,766,309	$11,216,012	$8,906,187	$6,043,526
3/21	$8,841,718	$11,640,463	$9,063,928	$5,968,062
4/21	$9,224,823	$12,267,076	$9,385,319	$6,015,209
5/21	$9,242,138	$12,325,308	$9,424,316	$6,034,862
6/21	$9,410,472	$12,634,146	$9,592,490	$6,077,263
7/21	$9,564,528	$12,896,605	$9,754,955	$6,145,213
8/21	$9,712,075	$13,269,863	$9,916,925	$6,133,513
9/21	$9,406,977	$12,660,324	$9,609,266	$6,080,410
10/21	$9,789,692	$13,538,789	$10,008,262	$6,078,733
11/21	$9,698,362	$13,357,173	$9,939,553	$6,096,717
12/21	$9,956,021	$13,898,211	$10,170,944	$6,081,117
1/22	$9,439,490	$13,114,626	$9,739,229	$5,950,105
2/22	$9,339,441	$12,754,743	$9,535,413	$5,883,724
3/22	$9,467,454	$13,185,155	$9,622,514	$5,720,263
4/22	$8,877,197	$12,009,824	$8,961,798	$5,503,190
5/22	$8,846,867	$11,991,569	$8,976,738	$5,538,673
6/22	$8,426,955	$10,987,274	$8,469,326	$5,451,782
7/22	$8,881,326	$12,010,624	$9,025,401	$5,584,994
8/22	$8,602,614	$11,549,460	$8,715,465	$5,427,181
9/22	$8,076,798	$10,480,818	$8,080,988	$5,192,692
10/22	$8,345,005	$11,321,382	$8,427,979	$5,125,435
11/22	$8,730,847	$11,933,842	$8,825,517	$5,313,926
12/22	$8,455,368	$11,239,911	$8,501,680	$5,289,956
1/23	$8,799,024	$11,993,488	$8,948,294	$5,452,697
2/23	$8,565,147	$11,708,096	$8,727,992	$5,311,715
3/23	$8,860,778	$12,078,461	$8,982,334	$5,446,646
4/23	$8,951,879	$12,228,125	$9,070,890	$5,479,656
5/23	$8,911,124	$12,285,080	$9,056,731	$5,419,990
6/23	$9,237,134	$13,114,788	$9,410,814	$5,400,659
7/23	$9,410,511	$13,565,783	$9,602,363	$5,396,894
8/23	$9,376,798	$13,328,477	$9,477,045	$5,362,423
9/23	$8,998,854	$12,702,089	$9,113,483	$5,226,154
10/23	$8,847,449	$12,395,090	$8,923,795	$5,143,679
11/23	$9,494,585	$13,552,734	$9,585,510	$5,376,617
12/23	$9,867,695	$14,221,775	$10,016,197	$5,582,429
1/24	$10,049,248	$14,420,111	$10,089,006	$5,567,099
2/24	$10,368,194	$15,198,817	$10,358,882	$5,488,446
3/24	$10,580,380	$15,686,048	$10,596,389	$5,539,125
4/24	$10,235,501	$15,018,570	$10,218,789	$5,399,215
5/24	$10,708,477	$15,725,790	$10,576,805	$5,490,750
6/24	$11,082,589	$16,246,265	$10,826,894	$5,542,732
7/24	$11,208,752	$16,482,694	$11,022,585	$5,672,194
8/24	$11,470,974	$16,873,390	$11,242,706	$5,753,703
9/24	$11,646,224	$17,234,173	$11,447,152	$5,830,741
10/24	$11,539,401	$17,113,754	$11,285,612	$5,686,145
11/24	$11,976,631	$18,215,520	$11,769,273	$5,746,264
12/24	$11,777,256	$17,707,677	$11,495,355	$5,652,223
1/25	$12,025,525	$18,271,343	$11,739,299	$5,682,209
2/25	$11,922,079	$17,951,758	$11,719,413	$5,807,227
3/25	$11,467,389	$16,912,825	$11,314,231	$5,809,413
4/25	$11,472,582	$16,812,170	$11,291,616	$5,832,244
5/25	$11,895,761	$17,885,414	$11,691,772	$5,790,485
6/25	$12,312,713	$18,791,153	$12,118,934	$5,879,521
7/25	$12,489,987	$19,208,720	$12,267,728	$5,864,013
8/25	$12,633,370	$19,613,020	$12,481,344	$5,934,149
9/25	$12,862,719	$20,292,953	$12,795,424	$5,998,884

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	10.45%	9.81%	9.90%
Russell 1000® Index	17.75%	15.98%	15.02%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Blended BenchmarkFootnote Reference2	11.78%	9.35%	9.84%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,458,705,509
# of Portfolio Holdings	594
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$5,197,837

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.7%
Collateralized Mortgage Obligations	1.3%
Commercial Mortgage-Backed Securities	3.2%
Asset-Backed Securities	4.3%
Short-Term Investments	6.1%
U.S. Treasury Obligations	6.7%
U.S. Government Agency Mortgage-Backed Securities	8.5%
Corporate Bonds	9.4%
Common Stocks	58.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.3%
Microsoft Corp.	5.1%
Apple, Inc.	3.9%
Alphabet, Inc., Class C	3.6%
Amazon.com, Inc.	3.0%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.8%
Broadcom, Inc.	2.4%
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	1.7%
Visa, Inc., Class A	1.5%
Mr. Cooper Group, Inc.	1.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CBARX-TSR-AR

Calvert Bond Fund

Class A CSIBX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,707	$10,032	$10,002
11/15	$9,696	$9,995	$9,975
12/15	$9,656	$9,945	$9,943
1/16	$9,715	$10,055	$10,080
2/16	$9,737	$10,127	$10,151
3/16	$9,869	$10,251	$10,244
4/16	$9,946	$10,321	$10,284
5/16	$9,965	$10,329	$10,286
6/16	$10,118	$10,511	$10,471
7/16	$10,230	$10,597	$10,537
8/16	$10,250	$10,609	$10,525
9/16	$10,251	$10,611	$10,519
10/16	$10,189	$10,541	$10,439
11/16	$10,002	$10,304	$10,192
12/16	$10,007	$10,334	$10,206
1/17	$10,040	$10,371	$10,226
2/17	$10,117	$10,451	$10,295
3/17	$10,118	$10,447	$10,290
4/17	$10,201	$10,534	$10,369
5/17	$10,277	$10,615	$10,449
6/17	$10,302	$10,606	$10,438
7/17	$10,340	$10,659	$10,483
8/17	$10,421	$10,751	$10,577
9/17	$10,375	$10,713	$10,527
10/17	$10,385	$10,726	$10,533
11/17	$10,387	$10,710	$10,519
12/17	$10,427	$10,757	$10,568
1/18	$10,353	$10,654	$10,446
2/18	$10,273	$10,553	$10,347
3/18	$10,314	$10,606	$10,413
4/18	$10,250	$10,535	$10,336
5/18	$10,312	$10,592	$10,410
6/18	$10,312	$10,577	$10,397
7/18	$10,315	$10,599	$10,399
8/18	$10,372	$10,651	$10,466
9/18	$10,325	$10,606	$10,399
10/18	$10,255	$10,517	$10,317
11/18	$10,291	$10,564	$10,378
12/18	$10,410	$10,730	$10,569
1/19	$10,540	$10,878	$10,681
2/19	$10,563	$10,889	$10,675
3/19	$10,740	$11,086	$10,880
4/19	$10,759	$11,102	$10,883
5/19	$10,932	$11,272	$11,076
6/19	$11,037	$11,431	$11,215
7/19	$11,061	$11,465	$11,240
8/19	$11,325	$11,725	$11,531
9/19	$11,265	$11,674	$11,470
10/19	$11,300	$11,712	$11,504
11/19	$11,302	$11,709	$11,498
12/19	$11,289	$11,727	$11,490
1/20	$11,516	$11,937	$11,711
2/20	$11,662	$12,116	$11,922
3/20	$11,087	$11,879	$11,852
4/20	$11,324	$12,117	$12,063
5/20	$11,435	$12,230	$12,119
6/20	$11,654	$12,332	$12,195
7/20	$11,869	$12,549	$12,377
8/20	$11,857	$12,477	$12,277
9/20	$11,864	$12,454	$12,271
10/20	$11,828	$12,410	$12,216
11/20	$12,044	$12,572	$12,336
12/20	$12,123	$12,615	$12,353
1/21	$12,112	$12,536	$12,264
2/21	$12,004	$12,374	$12,087
3/21	$11,916	$12,230	$11,936
4/21	$12,006	$12,333	$12,030
5/21	$12,056	$12,380	$12,070
6/21	$12,139	$12,470	$12,155
7/21	$12,258	$12,595	$12,290
8/21	$12,249	$12,587	$12,267
9/21	$12,173	$12,479	$12,161
10/21	$12,163	$12,469	$12,157
11/21	$12,153	$12,484	$12,193
12/21	$12,135	$12,476	$12,162
1/22	$11,912	$12,202	$11,900
2/22	$11,763	$12,036	$11,767
3/22	$11,468	$11,713	$11,441
4/22	$11,105	$11,276	$11,006
5/22	$11,106	$11,338	$11,077
6/22	$10,878	$11,112	$10,904
7/22	$11,140	$11,391	$11,170
8/22	$10,893	$11,095	$10,854
9/22	$10,451	$10,617	$10,385
10/22	$10,300	$10,500	$10,251
11/22	$10,645	$10,892	$10,628
12/22	$10,624	$10,855	$10,580
1/23	$11,010	$11,192	$10,905
2/23	$10,787	$10,917	$10,623
3/23	$10,996	$11,173	$10,893
4/23	$11,061	$11,241	$10,959
5/23	$10,961	$11,124	$10,840
6/23	$10,942	$11,107	$10,801
7/23	$10,956	$11,118	$10,794
8/23	$10,918	$11,051	$10,725
9/23	$10,664	$10,788	$10,452
10/23	$10,486	$10,625	$10,287
11/23	$10,977	$11,104	$10,753
12/23	$11,400	$11,525	$11,165
1/24	$11,432	$11,497	$11,134
2/24	$11,277	$11,360	$10,977
3/24	$11,391	$11,471	$11,078
4/24	$11,124	$11,203	$10,798
5/24	$11,326	$11,389	$10,982
6/24	$11,434	$11,493	$11,085
7/24	$11,703	$11,754	$11,344
8/24	$11,876	$11,927	$11,507
9/24	$12,042	$12,090	$11,661
10/24	$11,755	$11,816	$11,372
11/24	$11,888	$11,940	$11,493
12/24	$11,720	$11,760	$11,304
1/25	$11,805	$11,831	$11,364
2/25	$12,053	$12,075	$11,614
3/25	$12,040	$12,073	$11,619
4/25	$12,091	$12,115	$11,664
5/25	$12,037	$12,054	$11,581
6/25	$12,232	$12,242	$11,759
7/25	$12,219	$12,224	$11,728
8/25	$12,390	$12,371	$11,868
9/25	$12,504	$12,502	$11,998

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	3.82%	1.05%	2.59%
Class A with 3.25% Maximum Sales Charge	0.44%	0.39%	2.26%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
AA
A
BBB
BB
B
CCC
Not Rated
Cash & Equivalents
10.3%
51.9%
11.7%
18.8%
3.0%
2.4%
0.3%
4.8%
(3.2%)

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSIBX-TSR-AR

Calvert Bond Fund

Class C CSBCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,026	$10,032	$10,002
11/15	$10,007	$9,995	$9,975
12/15	$9,959	$9,945	$9,943
1/16	$10,013	$10,055	$10,080
2/16	$10,028	$10,127	$10,151
3/16	$10,157	$10,251	$10,244
4/16	$10,230	$10,321	$10,284
5/16	$10,242	$10,329	$10,286
6/16	$10,386	$10,511	$10,471
7/16	$10,494	$10,597	$10,537
8/16	$10,506	$10,609	$10,525
9/16	$10,505	$10,611	$10,519
10/16	$10,427	$10,541	$10,439
11/16	$10,232	$10,304	$10,192
12/16	$10,230	$10,334	$10,206
1/17	$10,256	$10,371	$10,226
2/17	$10,328	$10,451	$10,295
3/17	$10,322	$10,447	$10,290
4/17	$10,395	$10,534	$10,369
5/17	$10,472	$10,615	$10,449
6/17	$10,483	$10,606	$10,438
7/17	$10,519	$10,659	$10,483
8/17	$10,589	$10,751	$10,577
9/17	$10,534	$10,713	$10,527
10/17	$10,538	$10,726	$10,533
11/17	$10,532	$10,710	$10,519
12/17	$10,567	$10,757	$10,568
1/18	$10,483	$10,654	$10,446
2/18	$10,396	$10,553	$10,347
3/18	$10,431	$10,606	$10,413
4/18	$10,365	$10,535	$10,336
5/18	$10,414	$10,592	$10,410
6/18	$10,408	$10,577	$10,397
7/18	$10,411	$10,599	$10,399
8/18	$10,455	$10,651	$10,466
9/18	$10,401	$10,606	$10,399
10/18	$10,322	$10,517	$10,317
11/18	$10,351	$10,564	$10,378
12/18	$10,466	$10,730	$10,569
1/19	$10,587	$10,878	$10,681
2/19	$10,604	$10,889	$10,675
3/19	$10,776	$11,086	$10,880
4/19	$10,788	$11,102	$10,883
5/19	$10,955	$11,272	$11,076
6/19	$11,053	$11,431	$11,215
7/19	$11,069	$11,465	$11,240
8/19	$11,321	$11,725	$11,531
9/19	$11,253	$11,674	$11,470
10/19	$11,280	$11,712	$11,504
11/19	$11,281	$11,709	$11,498
12/19	$11,261	$11,727	$11,490
1/20	$11,474	$11,937	$11,711
2/20	$11,613	$12,116	$11,922
3/20	$11,036	$11,879	$11,852
4/20	$11,266	$12,117	$12,063
5/20	$11,369	$12,230	$12,119
6/20	$11,574	$12,332	$12,195
7/20	$11,781	$12,549	$12,377
8/20	$11,760	$12,477	$12,277
9/20	$11,759	$12,454	$12,271
10/20	$11,716	$12,410	$12,216
11/20	$11,930	$12,572	$12,336
12/20	$11,993	$12,615	$12,353
1/21	$11,975	$12,536	$12,264
2/21	$11,859	$12,374	$12,087
3/21	$11,764	$12,230	$11,936
4/21	$11,853	$12,333	$12,030
5/21	$11,887	$12,380	$12,070
6/21	$11,968	$12,470	$12,155
7/21	$12,071	$12,595	$12,290
8/21	$12,054	$12,587	$12,267
9/21	$11,971	$12,479	$12,161
10/21	$11,952	$12,469	$12,157
11/21	$11,934	$12,484	$12,193
12/21	$11,908	$12,476	$12,162
1/22	$11,687	$12,202	$11,900
2/22	$11,532	$12,036	$11,767
3/22	$11,233	$11,713	$11,441
4/22	$10,868	$11,276	$11,006
5/22	$10,862	$11,338	$11,077
6/22	$10,630	$11,112	$10,904
7/22	$10,888	$11,391	$11,170
8/22	$10,637	$11,095	$10,854
9/22	$10,195	$10,617	$10,385
10/22	$10,040	$10,500	$10,251
11/22	$10,372	$10,892	$10,628
12/22	$10,344	$10,855	$10,580
1/23	$10,707	$11,192	$10,905
2/23	$10,482	$10,917	$10,623
3/23	$10,687	$11,173	$10,893
4/23	$10,743	$11,241	$10,959
5/23	$10,637	$11,124	$10,840
6/23	$10,613	$11,107	$10,801
7/23	$10,619	$11,118	$10,794
8/23	$10,574	$11,051	$10,725
9/23	$10,318	$10,788	$10,452
10/23	$10,146	$10,625	$10,287
11/23	$10,609	$11,104	$10,753
12/23	$11,005	$11,525	$11,165
1/24	$11,029	$11,497	$11,134
2/24	$10,879	$11,360	$10,977
3/24	$10,974	$11,471	$11,078
4/24	$10,716	$11,203	$10,798
5/24	$10,904	$11,389	$10,982
6/24	$11,001	$11,493	$11,085
7/24	$11,253	$11,754	$11,344
8/24	$11,413	$11,927	$11,507
9/24	$11,566	$12,090	$11,661
10/24	$11,280	$11,816	$11,372
11/24	$11,401	$11,940	$11,493
12/24	$11,231	$11,760	$11,304
1/25	$11,305	$11,831	$11,364
2/25	$11,537	$12,075	$11,614
3/25	$11,516	$12,073	$11,619
4/25	$11,550	$12,115	$11,664
5/25	$11,497	$12,054	$11,581
6/25	$11,677	$12,242	$11,759
7/25	$11,656	$12,224	$11,728
8/25	$11,812	$12,371	$11,868
9/25	$12,098	$12,502	$11,998

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.92%	0.25%	1.92%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.93%	0.25%	1.92%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSBCX-TSR-AR

Calvert Bond Fund

Class I CBDIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$998,645	$994,545	$994,300
3/16	$1,021,502	$1,025,077	$1,024,447
6/16	$1,048,152	$1,051,051	$1,047,126
9/16	$1,063,539	$1,061,107	$1,051,924
12/16	$1,039,168	$1,033,436	$1,020,624
3/17	$1,051,695	$1,044,733	$1,028,960
6/17	$1,071,288	$1,060,629	$1,043,830
9/17	$1,079,909	$1,071,325	$1,052,687
12/17	$1,086,567	$1,075,709	$1,056,773
3/18	$1,074,709	$1,060,578	$1,041,335
6/18	$1,075,813	$1,057,711	$1,039,687
9/18	$1,078,253	$1,060,582	$1,039,886
12/18	$1,087,655	$1,072,968	$1,056,893
3/19	$1,122,657	$1,108,612	$1,087,996
6/19	$1,154,211	$1,143,113	$1,121,502
9/19	$1,178,563	$1,167,378	$1,146,952
12/19	$1,181,709	$1,172,661	$1,149,019
3/20	$1,161,157	$1,187,915	$1,185,194
6/20	$1,221,095	$1,233,232	$1,219,513
9/20	$1,243,623	$1,245,411	$1,227,065
12/20	$1,272,108	$1,261,494	$1,235,272
3/21	$1,250,347	$1,222,990	$1,193,612
6/21	$1,275,088	$1,247,003	$1,215,453
9/21	$1,278,611	$1,247,936	$1,216,082
12/21	$1,275,190	$1,247,580	$1,216,223
3/22	$1,205,831	$1,171,300	$1,144,053
6/22	$1,144,590	$1,111,162	$1,090,356
9/22	$1,100,287	$1,061,685	$1,038,538
12/22	$1,119,027	$1,085,489	$1,057,991
3/23	$1,158,712	$1,117,271	$1,089,329
6/23	$1,153,695	$1,110,713	$1,080,132
9/23	$1,124,932	$1,078,770	$1,045,231
12/23	$1,203,032	$1,152,499	$1,116,486
3/24	$1,201,880	$1,147,110	$1,107,825
6/24	$1,207,910	$1,149,285	$1,108,546
9/24	$1,272,718	$1,209,032	$1,166,148
12/24	$1,239,412	$1,175,995	$1,130,445
3/25	$1,273,740	$1,207,254	$1,161,883
6/25	$1,294,717	$1,224,153	$1,175,904
9/25	$1,323,975	$1,250,196	$1,199,777

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.03%	1.26%	2.84%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CBDIX-TSR-AR

Calvert Bond Fund

Class R6 CBORX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.45%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Agency mortgage-backed exposures also contributed positively, supported by an overweight stance and effective security selection

↑ Government-related debt provided additional, modest support to performance, reflecting beneficial allocation and selection decisions

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,015,460	$5,015,983	$5,000,830
11/15	$5,012,134	$4,997,691	$4,987,619
12/15	$4,993,224	$4,972,724	$4,971,501
1/16	$5,025,219	$5,027,618	$5,039,915
2/16	$5,040,883	$5,063,331	$5,075,667
3/16	$5,107,511	$5,125,385	$5,122,237
4/16	$5,152,029	$5,160,305	$5,141,898
5/16	$5,160,523	$5,164,336	$5,143,217
6/16	$5,240,761	$5,255,253	$5,235,629
7/16	$5,300,549	$5,298,558	$5,268,730
8/16	$5,312,452	$5,304,274	$5,262,705
9/16	$5,317,695	$5,305,534	$5,259,622
10/16	$5,283,805	$5,270,337	$5,219,391
11/16	$5,188,095	$5,151,874	$5,095,933
12/16	$5,195,841	$5,167,178	$5,103,121
1/17	$5,214,502	$5,185,408	$5,113,134
2/17	$5,255,919	$5,225,417	$5,147,499
3/17	$5,258,476	$5,223,667	$5,144,800
4/17	$5,300,317	$5,267,009	$5,184,502
5/17	$5,345,019	$5,307,646	$5,224,408
6/17	$5,356,440	$5,303,146	$5,219,150
7/17	$5,380,907	$5,329,560	$5,241,609
8/17	$5,421,840	$5,375,542	$5,288,625
9/17	$5,399,545	$5,356,623	$5,263,436
10/17	$5,408,908	$5,363,055	$5,266,485
11/17	$5,408,022	$5,354,939	$5,259,725
12/17	$5,433,811	$5,378,546	$5,283,865
1/18	$5,393,127	$5,326,789	$5,223,011
2/18	$5,352,672	$5,276,280	$5,173,500
3/18	$5,374,981	$5,302,892	$5,206,677
4/18	$5,346,504	$5,267,509	$5,167,953
5/18	$5,376,452	$5,296,234	$5,204,836
6/18	$5,377,861	$5,288,553	$5,198,434
7/18	$5,384,174	$5,299,621	$5,199,670
8/18	$5,414,794	$5,325,731	$5,233,128
9/18	$5,391,532	$5,302,910	$5,199,429
10/18	$5,352,771	$5,258,549	$5,158,341
11/18	$5,372,465	$5,282,199	$5,189,134
12/18	$5,439,168	$5,364,842	$5,284,465
1/19	$5,508,082	$5,438,812	$5,340,583
2/19	$5,521,052	$5,444,740	$5,337,489
3/19	$5,615,157	$5,543,060	$5,439,979
4/19	$5,626,225	$5,550,818	$5,441,371
5/19	$5,717,753	$5,635,849	$5,537,964
6/19	$5,774,062	$5,715,564	$5,607,511
7/19	$5,787,623	$5,732,577	$5,619,845
8/19	$5,923,783	$5,862,290	$5,765,465
9/19	$5,893,462	$5,836,892	$5,734,758
10/19	$5,916,743	$5,855,751	$5,752,032
11/19	$5,918,901	$5,854,580	$5,749,103
12/19	$5,913,771	$5,863,304	$5,745,096
1/20	$6,033,915	$5,968,538	$5,855,658
2/20	$6,111,573	$6,057,906	$5,961,051
3/20	$5,811,836	$5,939,573	$5,925,972
4/20	$5,937,438	$6,058,552	$6,031,313
5/20	$5,996,959	$6,115,138	$6,059,394
6/20	$6,113,038	$6,166,162	$6,097,563
7/20	$6,226,929	$6,274,476	$6,188,643
8/20	$6,221,822	$6,238,296	$6,138,689
9/20	$6,226,960	$6,227,053	$6,135,324
10/20	$6,209,610	$6,204,796	$6,107,928
11/20	$6,324,441	$6,285,765	$6,167,861
12/20	$6,367,046	$6,307,471	$6,176,360
1/21	$6,363,041	$6,267,825	$6,132,076
2/21	$6,307,533	$6,186,952	$6,043,526
3/21	$6,262,792	$6,114,952	$5,968,062
4/21	$6,311,706	$6,166,371	$6,015,209
5/21	$6,335,320	$6,189,892	$6,034,862
6/21	$6,384,147	$6,235,017	$6,077,263
7/21	$6,448,066	$6,297,624	$6,145,213
8/21	$6,444,877	$6,293,421	$6,133,513
9/21	$6,406,795	$6,239,678	$6,080,410
10/21	$6,398,641	$6,234,578	$6,078,733
11/21	$6,398,826	$6,242,109	$6,096,717
12/21	$6,390,653	$6,237,900	$6,081,117
1/22	$6,275,087	$6,101,139	$5,950,105
2/22	$6,194,124	$6,017,957	$5,883,724
3/22	$6,040,092	$5,856,502	$5,720,263
4/22	$5,850,813	$5,638,069	$5,503,190
5/22	$5,852,679	$5,669,091	$5,538,673
6/22	$5,733,913	$5,555,809	$5,451,782
7/22	$5,876,960	$5,695,493	$5,584,994
8/22	$5,747,945	$5,547,431	$5,427,181
9/22	$5,512,599	$5,308,427	$5,192,692
10/22	$5,438,283	$5,250,182	$5,125,435
11/22	$5,617,318	$5,445,942	$5,313,926
12/22	$5,607,566	$5,427,445	$5,289,956
1/23	$5,812,574	$5,595,807	$5,452,697
2/23	$5,696,274	$5,458,308	$5,311,715
3/23	$5,807,638	$5,586,356	$5,446,646
4/23	$5,843,375	$5,620,482	$5,479,656
5/23	$5,791,688	$5,562,210	$5,419,990
6/23	$5,787,435	$5,553,566	$5,400,659
7/23	$5,796,151	$5,559,087	$5,396,894
8/23	$5,773,213	$5,525,611	$5,362,423
9/23	$5,639,898	$5,393,852	$5,226,154
10/23	$5,551,403	$5,312,738	$5,143,679
11/23	$5,808,118	$5,551,837	$5,376,617
12/23	$6,033,001	$5,762,497	$5,582,429
1/24	$6,051,444	$5,748,706	$5,567,099
2/24	$5,971,070	$5,679,782	$5,488,446
3/24	$6,032,340	$5,735,549	$5,539,125
4/24	$5,892,702	$5,601,518	$5,399,215
5/24	$6,001,122	$5,694,370	$5,490,750
6/24	$6,059,407	$5,746,426	$5,542,732
7/24	$6,207,330	$5,876,857	$5,672,194
8/24	$6,300,708	$5,963,370	$5,753,703
9/24	$6,385,976	$6,045,161	$5,830,741
10/24	$6,239,456	$5,907,858	$5,686,145
11/24	$6,307,143	$5,970,143	$5,746,264
12/24	$6,223,980	$5,879,976	$5,652,223
1/25	$6,270,112	$5,915,408	$5,682,209
2/25	$6,403,019	$6,037,713	$5,807,227
3/25	$6,397,596	$6,036,272	$5,809,413
4/25	$6,422,132	$6,057,592	$5,832,244
5/25	$6,398,994	$6,026,869	$5,790,485
6/25	$6,504,167	$6,120,766	$5,879,521
7/25	$6,494,202	$6,112,028	$5,864,013
8/25	$6,586,582	$6,185,444	$5,934,149
9/25	$6,647,988	$6,250,980	$5,998,884

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	4.10%	1.32%	2.89%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Footnote	Description
Footnote[1]	Class R6 performance prior to 10/3/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,117,877,217
# of Portfolio Holdings	496
Portfolio Turnover Rate	326%
Total Advisory Fees Paid	$9,963,018

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.9%
Senior Floating-Rate Loans	1.5%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	6.1%
Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	18.7%
U.S. Government Agency Mortgage-Backed Securities	22.8%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(3.2%)
Not Rated	4.8%
CCC	0.3%
B	2.4%
BB	3.0%
BBB	18.8%
A	11.7%
AA	51.9%
AAA	10.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CBORX-TSR-AR

Calvert Conservative Allocation Fund

Class A CCLAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.45%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$9,686	$10,002	$10,271
11/15	$9,663	$9,975	$10,248
12/15	$9,556	$9,943	$10,158
1/16	$9,400	$10,080	$10,035
2/16	$9,376	$10,151	$10,071
3/16	$9,652	$10,244	$10,391
4/16	$9,712	$10,284	$10,460
5/16	$9,767	$10,286	$10,493
6/16	$9,764	$10,471	$10,603
7/16	$9,934	$10,537	$10,805
8/16	$9,970	$10,525	$10,809
9/16	$9,988	$10,519	$10,824
10/16	$9,922	$10,439	$10,695
11/16	$9,970	$10,192	$10,624
12/16	$10,038	$10,206	$10,712
1/17	$10,119	$10,226	$10,815
2/17	$10,261	$10,295	$10,981
3/17	$10,305	$10,290	$11,006
4/17	$10,410	$10,369	$11,116
5/17	$10,528	$10,449	$11,235
6/17	$10,567	$10,438	$11,257
7/17	$10,660	$10,483	$11,382
8/17	$10,710	$10,577	$11,461
9/17	$10,771	$10,527	$11,517
10/17	$10,846	$10,533	$11,606
11/17	$10,927	$10,519	$11,695
12/17	$11,006	$10,568	$11,787
1/18	$11,173	$10,446	$11,918
2/18	$10,980	$10,347	$11,680
3/18	$10,966	$10,413	$11,651
4/18	$10,928	$10,336	$11,623
5/18	$11,005	$10,410	$11,735
6/18	$10,986	$10,397	$11,721
7/18	$11,109	$10,399	$11,845
8/18	$11,245	$10,466	$11,976
9/18	$11,210	$10,399	$11,933
10/18	$10,853	$10,317	$11,553
11/18	$10,963	$10,378	$11,665
12/18	$10,680	$10,569	$11,479
1/19	$11,117	$10,681	$11,891
2/19	$11,279	$10,675	$12,015
3/19	$11,427	$10,880	$12,215
4/19	$11,609	$10,883	$12,371
5/19	$11,474	$11,076	$12,247
6/19	$11,800	$11,215	$12,633
7/19	$11,848	$11,240	$12,684
8/19	$11,909	$11,531	$12,794
9/19	$11,947	$11,470	$12,839
10/19	$12,062	$11,504	$12,979
11/19	$12,205	$11,498	$13,111
12/19	$12,348	$11,490	$13,257
1/20	$12,453	$11,711	$13,383
2/20	$12,214	$11,922	$13,158
3/20	$11,258	$11,852	$12,456
4/20	$11,871	$12,063	$13,114
5/20	$12,201	$12,119	$13,377
6/20	$12,426	$12,195	$13,566
7/20	$12,786	$12,377	$13,952
8/20	$13,054	$12,277	$14,195
9/20	$12,981	$12,271	$14,028
10/20	$12,897	$12,216	$13,881
11/20	$13,555	$12,336	$14,579
12/20	$13,851	$12,353	$14,838
1/21	$13,829	$12,264	$14,754
2/21	$13,917	$12,087	$14,764
3/21	$14,013	$11,936	$14,796
4/21	$14,277	$12,030	$15,110
5/21	$14,387	$12,070	$15,205
6/21	$14,454	$12,155	$15,358
7/21	$14,593	$12,290	$15,515
8/21	$14,711	$12,267	$15,637
9/21	$14,458	$12,161	$15,324
10/21	$14,694	$12,157	$15,615
11/21	$14,561	$12,193	$15,514
12/21	$14,766	$12,162	$15,705
1/22	$14,346	$11,900	$15,191
2/22	$14,155	$11,767	$14,956
3/22	$13,930	$11,441	$14,812
4/22	$13,311	$11,006	$14,021
5/22	$13,296	$11,077	$14,081
6/22	$12,739	$10,904	$13,517
7/22	$13,323	$11,170	$14,100
8/22	$12,908	$10,854	$13,665
9/22	$12,119	$10,385	$12,826
10/22	$12,296	$10,251	$13,020
11/22	$12,890	$10,628	$13,650
12/22	$12,652	$10,580	$13,402
1/23	$13,276	$10,905	$14,008
2/23	$12,956	$10,623	$13,643
3/23	$13,187	$10,893	$13,989
4/23	$13,273	$10,959	$14,105
5/23	$13,085	$10,840	$13,969
6/23	$13,324	$10,801	$14,236
7/23	$13,490	$10,794	$14,417
8/23	$13,285	$10,725	$14,226
9/23	$12,827	$10,452	$13,775
10/23	$12,525	$10,287	$13,483
11/23	$13,306	$10,753	$14,317
12/23	$13,926	$11,165	$14,938
1/24	$13,909	$11,134	$14,936
2/24	$13,998	$10,977	$15,036
3/24	$14,251	$11,078	$15,294
4/24	$13,829	$10,798	$14,848
5/24	$14,161	$10,982	$15,230
6/24	$14,318	$11,085	$15,439
7/24	$14,687	$11,344	$15,784
8/24	$14,965	$11,507	$16,060
9/24	$15,171	$11,661	$16,326
10/24	$14,800	$11,372	$15,952
11/24	$15,147	$11,493	$16,314
12/24	$14,817	$11,304	$15,984
1/25	$15,058	$11,364	$16,223
2/25	$15,217	$11,614	$16,395
3/25	$14,958	$11,619	$16,157
4/25	$14,992	$11,664	$16,232
5/25	$15,210	$11,581	$16,492
6/25	$15,570	$11,759	$16,926
7/25	$15,570	$11,728	$16,987
8/25	$15,849	$11,868	$17,278
9/25	$16,044	$11,998	$17,608

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	5.76%	4.33%	5.40%
Class A with 5.25% Maximum Sales Charge	0.20%	3.20%	4.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference1	7.85%	4.65%	5.82%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Income Funds
64.0%
Domestic Equity Funds
26.2%
International and Global Equity Funds
9.7%
Short-Term Investments
0.1%

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CCLAX-TSR-AR

Calvert Conservative Allocation Fund

Class C CALCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.20%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,220	$10,002	$10,271
11/15	$10,183	$9,975	$10,248
12/15	$10,062	$9,943	$10,158
1/16	$9,889	$10,080	$10,035
2/16	$9,864	$10,151	$10,071
3/16	$10,145	$10,244	$10,391
4/16	$10,202	$10,284	$10,460
5/16	$10,254	$10,286	$10,493
6/16	$10,239	$10,471	$10,603
7/16	$10,412	$10,537	$10,805
8/16	$10,438	$10,525	$10,809
9/16	$10,457	$10,519	$10,824
10/16	$10,380	$10,439	$10,695
11/16	$10,418	$10,192	$10,624
12/16	$10,488	$10,206	$10,712
1/17	$10,567	$10,226	$10,815
2/17	$10,704	$10,295	$10,981
3/17	$10,750	$10,290	$11,006
4/17	$10,848	$10,369	$11,116
5/17	$10,966	$10,449	$11,235
6/17	$10,999	$10,438	$11,257
7/17	$11,090	$10,483	$11,382
8/17	$11,136	$10,577	$11,461
9/17	$11,193	$10,527	$11,517
10/17	$11,258	$10,533	$11,606
11/17	$11,343	$10,519	$11,695
12/17	$11,413	$10,568	$11,787
1/18	$11,581	$10,446	$11,918
2/18	$11,379	$10,347	$11,680
3/18	$11,356	$10,413	$11,651
4/18	$11,302	$10,336	$11,623
5/18	$11,377	$10,410	$11,735
6/18	$11,349	$10,397	$11,721
7/18	$11,471	$10,399	$11,845
8/18	$11,599	$10,466	$11,976
9/18	$11,562	$10,399	$11,933
10/18	$11,189	$10,317	$11,553
11/18	$11,290	$10,378	$11,665
12/18	$10,993	$10,569	$11,479
1/19	$11,435	$10,681	$11,891
2/19	$11,596	$10,675	$12,015
3/19	$11,741	$10,880	$12,215
4/19	$11,916	$10,883	$12,371
5/19	$11,776	$11,076	$12,247
6/19	$12,100	$11,215	$12,633
7/19	$12,143	$11,240	$12,684
8/19	$12,199	$11,531	$12,794
9/19	$12,229	$11,470	$12,839
10/19	$12,342	$11,504	$12,979
11/19	$12,476	$11,498	$13,111
12/19	$12,613	$11,490	$13,257
1/20	$12,715	$11,711	$13,383
2/20	$12,461	$11,922	$13,158
3/20	$11,478	$11,852	$12,456
4/20	$12,095	$12,063	$13,114
5/20	$12,429	$12,119	$13,377
6/20	$12,652	$12,195	$13,566
7/20	$13,008	$12,377	$13,952
8/20	$13,277	$12,277	$14,195
9/20	$13,184	$12,271	$14,028
10/20	$13,097	$12,216	$13,881
11/20	$13,752	$12,336	$14,579
12/20	$14,044	$12,353	$14,838
1/21	$14,006	$12,264	$14,754
2/21	$14,089	$12,087	$14,764
3/21	$14,183	$11,936	$14,796
4/21	$14,446	$12,030	$15,110
5/21	$14,544	$12,070	$15,205
6/21	$14,600	$12,155	$15,358
7/21	$14,728	$12,290	$15,515
8/21	$14,848	$12,267	$15,637
9/21	$14,584	$12,161	$15,324
10/21	$14,810	$12,157	$15,615
11/21	$14,667	$12,193	$15,514
12/21	$14,862	$12,162	$15,705
1/22	$14,434	$11,900	$15,191
2/22	$14,232	$11,767	$14,956
3/22	$13,999	$11,441	$14,812
4/22	$13,369	$11,006	$14,021
5/22	$13,338	$11,077	$14,081
6/22	$12,777	$10,904	$13,517
7/22	$13,346	$11,170	$14,100
8/22	$12,925	$10,854	$13,665
9/22	$12,130	$10,385	$12,826
10/22	$12,294	$10,251	$13,020
11/22	$12,888	$10,628	$13,650
12/22	$12,638	$10,580	$13,402
1/23	$13,253	$10,905	$14,008
2/23	$12,922	$10,623	$13,643
3/23	$13,146	$10,893	$13,989
4/23	$13,226	$10,959	$14,105
5/23	$13,035	$10,840	$13,969
6/23	$13,260	$10,801	$14,236
7/23	$13,419	$10,794	$14,417
8/23	$13,204	$10,725	$14,226
9/23	$12,741	$10,452	$13,775
10/23	$12,429	$10,287	$13,483
11/23	$13,199	$10,753	$14,317
12/23	$13,805	$11,165	$14,938
1/24	$13,788	$11,134	$14,936
2/24	$13,861	$10,977	$15,036
3/24	$14,096	$11,078	$15,294
4/24	$13,673	$10,798	$14,848
5/24	$13,999	$10,982	$15,230
6/24	$14,143	$11,085	$15,439
7/24	$14,504	$11,344	$15,784
8/24	$14,757	$11,507	$16,060
9/24	$14,959	$11,661	$16,326
10/24	$14,581	$11,372	$15,952
11/24	$14,918	$11,493	$16,314
12/24	$14,576	$11,304	$15,984
1/25	$14,809	$11,364	$16,223
2/25	$14,959	$11,614	$16,395
3/25	$14,697	$11,619	$16,157
4/25	$14,714	$11,664	$16,232
5/25	$14,923	$11,581	$16,492
6/25	$15,268	$11,759	$16,926
7/25	$15,251	$11,728	$16,987
8/25	$15,520	$11,868	$17,278
9/25	$15,937	$11,998	$17,608

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.96%	3.55%	4.77%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.96%	3.55%	4.77%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference1	7.85%	4.65%	5.82%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CALCX-TSR-AR

Calvert Conservative Allocation Fund

Class I CFAIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,008,498	$994,300	$1,015,752
3/16	$1,018,691	$1,024,447	$1,039,076
6/16	$1,031,423	$1,047,126	$1,060,252
9/16	$1,055,992	$1,051,924	$1,082,433
12/16	$1,062,508	$1,020,624	$1,071,218
3/17	$1,090,781	$1,028,960	$1,100,649
6/17	$1,119,525	$1,043,830	$1,125,669
9/17	$1,142,827	$1,052,687	$1,151,734
12/17	$1,167,785	$1,056,773	$1,178,678
3/18	$1,165,644	$1,041,335	$1,165,081
6/18	$1,167,801	$1,039,687	$1,172,103
9/18	$1,193,081	$1,039,886	$1,193,332
12/18	$1,138,080	$1,056,893	$1,147,877
3/19	$1,218,281	$1,087,996	$1,221,528
6/19	$1,258,883	$1,121,502	$1,263,348
9/19	$1,275,251	$1,146,952	$1,283,881
12/19	$1,318,834	$1,149,019	$1,325,718
3/20	$1,203,384	$1,185,194	$1,245,605
6/20	$1,328,897	$1,219,513	$1,356,604
9/20	$1,389,148	$1,227,065	$1,402,813
12/20	$1,483,837	$1,235,272	$1,483,768
3/21	$1,501,307	$1,193,612	$1,479,643
6/21	$1,549,428	$1,215,453	$1,535,827
9/21	$1,551,653	$1,216,082	$1,532,365
12/21	$1,585,668	$1,216,223	$1,570,523
3/22	$1,496,960	$1,144,053	$1,481,158
6/22	$1,369,179	$1,090,356	$1,351,720
9/22	$1,303,408	$1,038,538	$1,282,585
12/22	$1,361,508	$1,057,991	$1,340,197
3/23	$1,419,977	$1,089,329	$1,398,877
6/23	$1,435,613	$1,080,132	$1,423,595
9/23	$1,383,033	$1,045,231	$1,377,531
12/23	$1,502,254	$1,116,486	$1,493,779
3/24	$1,538,237	$1,107,825	$1,529,376
6/24	$1,547,387	$1,108,546	$1,543,855
9/24	$1,640,462	$1,166,148	$1,632,646
12/24	$1,602,241	$1,130,445	$1,598,367
3/25	$1,619,459	$1,161,883	$1,615,724
6/25	$1,686,611	$1,175,904	$1,692,622
9/25	$1,738,154	$1,199,777	$1,760,766

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	5.96%	4.58%	5.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference2	7.85%	4.65%	5.82%
Footnote	Description
Footnote[1]	Class I performance prior to 5/20/16 is linked to Class A. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CFAIX-TSR-AR

Calvert Conservative Allocation Fund

Class R6 CAARX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.13%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Conservative Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 modestly detracted from performance relative to the Blended Index

↓ Equity manager selection was the largest detractor from returns, with majority of underperformance realized during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets modestly detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed, helping partially offset some of the broad equity manager underperformance

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund and Calvert Flexible Bond Fund contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight exposure to duration contributed over the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Aggregate Bond Index	Conservative Allocation Blended Benchmark
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,111,513	$5,000,830	$5,135,466
11/15	$5,099,458	$4,987,619	$5,124,088
12/15	$5,042,491	$4,971,501	$5,078,760
1/16	$4,960,294	$5,039,915	$5,017,392
2/16	$4,947,648	$5,075,667	$5,035,401
3/16	$5,093,454	$5,122,237	$5,195,380
4/16	$5,125,228	$5,141,898	$5,230,182
5/16	$5,157,003	$5,143,217	$5,246,359
6/16	$5,157,113	$5,235,629	$5,301,260
7/16	$5,246,469	$5,268,730	$5,402,319
8/16	$5,265,617	$5,262,705	$5,404,504
9/16	$5,279,961	$5,259,622	$5,412,165
10/16	$5,244,719	$5,219,391	$5,347,290
11/16	$5,270,349	$5,095,933	$5,312,043
12/16	$5,312,542	$5,103,121	$5,356,092
1/17	$5,355,279	$5,113,134	$5,407,315
2/17	$5,430,891	$5,147,499	$5,490,617
3/17	$5,453,903	$5,144,800	$5,503,243
4/17	$5,513,077	$5,184,502	$5,557,870
5/17	$5,575,539	$5,224,408	$5,617,517
6/17	$5,597,627	$5,219,150	$5,628,347
7/17	$5,650,466	$5,241,609	$5,691,243
8/17	$5,680,188	$5,288,625	$5,730,598
9/17	$5,714,134	$5,263,436	$5,758,672
10/17	$5,753,907	$5,266,485	$5,803,079
11/17	$5,800,310	$5,259,725	$5,847,564
12/17	$5,838,923	$5,283,865	$5,893,392
1/18	$5,931,009	$5,223,011	$5,959,204
2/18	$5,832,102	$5,173,500	$5,840,140
3/18	$5,828,222	$5,206,677	$5,825,407
4/18	$5,807,676	$5,167,953	$5,811,711
5/18	$5,848,768	$5,204,836	$5,867,354
6/18	$5,839,007	$5,198,434	$5,860,515
7/18	$5,907,823	$5,199,670	$5,922,643
8/18	$5,980,079	$5,233,128	$5,987,947
9/18	$5,965,404	$5,199,429	$5,966,658
10/18	$5,778,661	$5,158,341	$5,776,318
11/18	$5,837,451	$5,189,134	$5,832,573
12/18	$5,690,398	$5,284,465	$5,739,383
1/19	$5,923,317	$5,340,583	$5,945,740
2/19	$6,009,318	$5,337,489	$6,007,510
3/19	$6,091,404	$5,439,979	$6,107,638
4/19	$6,188,435	$5,441,371	$6,185,408
5/19	$6,116,560	$5,537,964	$6,123,684
6/19	$6,294,415	$5,607,511	$6,316,741
7/19	$6,319,708	$5,619,845	$6,342,057
8/19	$6,355,841	$5,765,465	$6,397,142
9/19	$6,376,257	$5,734,758	$6,419,405
10/19	$6,441,580	$5,752,032	$6,489,395
11/19	$6,517,790	$5,749,103	$6,555,325
12/19	$6,594,168	$5,745,096	$6,628,591
1/20	$6,650,305	$5,855,658	$6,691,502
2/20	$6,523,062	$5,961,051	$6,578,777
3/20	$6,016,920	$5,925,972	$6,228,027
4/20	$6,343,886	$6,031,313	$6,556,945
5/20	$6,524,280	$6,059,394	$6,688,277
6/20	$6,644,484	$6,097,563	$6,783,019
7/20	$6,840,576	$6,188,643	$6,975,881
8/20	$6,983,873	$6,138,689	$7,097,550
9/20	$6,945,739	$6,135,324	$7,014,067
10/20	$6,904,103	$6,107,928	$6,940,321
11/20	$7,256,121	$6,167,861	$7,289,371
12/20	$7,419,186	$6,176,360	$7,418,839
1/21	$7,407,447	$6,132,076	$7,377,231
2/21	$7,454,404	$6,043,526	$7,381,879
3/21	$7,506,537	$5,968,062	$7,398,213
4/21	$7,651,724	$6,015,209	$7,554,993
5/21	$7,710,583	$6,034,862	$7,602,443
6/21	$7,747,142	$6,077,263	$7,679,136
7/21	$7,821,936	$6,145,213	$7,757,455
8/21	$7,892,794	$6,133,513	$7,818,371
9/21	$7,758,263	$6,080,410	$7,661,824
10/21	$7,884,606	$6,078,733	$7,807,348
11/21	$7,813,538	$6,096,717	$7,756,988
12/21	$7,928,340	$6,081,117	$7,852,615
1/22	$7,703,219	$5,950,105	$7,595,288
2/22	$7,600,892	$5,883,724	$7,478,084
3/22	$7,481,306	$5,720,263	$7,405,789
4/22	$7,152,999	$5,503,190	$7,010,273
5/22	$7,144,791	$5,538,673	$7,040,692
6/22	$6,847,606	$5,451,782	$6,758,599
7/22	$7,160,922	$5,584,994	$7,049,838
8/22	$6,942,425	$5,427,181	$6,832,506
9/22	$6,519,890	$5,192,692	$6,412,925
10/22	$6,615,282	$5,125,435	$6,509,809
11/22	$6,938,788	$5,313,926	$6,825,137
12/22	$6,811,723	$5,289,956	$6,700,983
1/23	$7,151,680	$5,452,697	$7,003,852
2/23	$6,979,603	$5,311,715	$6,821,593
3/23	$7,105,307	$5,446,646	$6,994,384
4/23	$7,151,802	$5,479,656	$7,052,467
5/23	$7,054,585	$5,419,990	$6,984,605
6/23	$7,184,733	$5,400,659	$7,117,974
7/23	$7,274,116	$5,396,894	$7,208,465
8/23	$7,167,707	$5,362,423	$7,112,911
9/23	$6,923,043	$5,226,154	$6,887,653
10/23	$6,759,743	$5,143,679	$6,741,668
11/23	$7,185,181	$5,376,617	$7,158,583
12/23	$7,521,198	$5,582,429	$7,468,894
1/24	$7,516,845	$5,567,099	$7,468,090
2/24	$7,564,723	$5,488,446	$7,517,905
3/24	$7,702,840	$5,539,125	$7,646,879
4/24	$7,479,252	$5,399,215	$7,423,842
5/24	$7,663,384	$5,490,750	$7,615,236
6/24	$7,749,755	$5,542,732	$7,719,274
7/24	$7,948,807	$5,672,194	$7,891,825
8/24	$8,099,201	$5,753,703	$8,029,840
9/24	$8,217,315	$5,830,741	$8,163,229
10/24	$8,016,675	$5,686,145	$7,976,237
11/24	$8,208,397	$5,746,264	$8,157,001
12/24	$8,026,662	$5,652,223	$7,991,835
1/25	$8,166,609	$5,682,209	$8,111,640
2/25	$8,252,384	$5,807,227	$8,197,317
3/25	$8,114,214	$5,809,413	$8,078,621
4/25	$8,132,418	$5,832,244	$8,116,085
5/25	$8,255,291	$5,790,485	$8,246,244
6/25	$8,452,090	$5,879,521	$8,463,110
7/25	$8,452,090	$5,864,013	$8,493,315
8/25	$8,603,430	$5,934,149	$8,638,913
9/25	$8,711,358	$5,998,884	$8,803,832

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	6.01%	4.63%	5.70%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Conservative Allocation Blended BenchmarkFootnote Reference2	7.85%	4.65%	5.82%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$228,954,838
# of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
International and Global Equity Funds	9.7%
Domestic Equity Funds	26.2%
Income Funds	64.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert Bond Fund, Class R6	27.2%
Calvert Core Bond Fund, Class I	13.9%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7%
Calvert Mortgage Access Fund, Class I	7.2%
Calvert Flexible Bond Fund, Class R6	6.2%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	4.3%
Calvert High Yield Bond Fund, Class R6	4.1%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	4.0%
Calvert Floating-Rate Advantage Fund, Class R6	3.3%
Calvert Equity Fund, Class R6	3.1%
Total	83.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CAARX-TSR-AR

Calvert Equity Fund

Class A CSIEX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,121	$10,844	$10,861
11/15	$10,078	$10,876	$10,892
12/15	$9,951	$10,704	$10,732
1/16	$9,464	$10,173	$10,133
2/16	$9,444	$10,159	$10,128
3/16	$9,986	$10,849	$10,811
4/16	$9,911	$10,891	$10,713
5/16	$10,103	$11,086	$10,921
6/16	$9,961	$11,115	$10,878
7/16	$10,354	$11,525	$11,391
8/16	$10,336	$11,541	$11,335
9/16	$10,287	$11,543	$11,376
10/16	$10,041	$11,332	$11,109
11/16	$10,162	$11,752	$11,351
12/16	$10,182	$11,984	$11,491
1/17	$10,447	$12,212	$11,878
2/17	$10,765	$12,697	$12,372
3/17	$10,884	$12,711	$12,515
4/17	$11,262	$12,842	$12,801
5/17	$11,533	$13,023	$13,134
6/17	$11,470	$13,104	$13,099
7/17	$11,683	$13,373	$13,447
8/17	$11,765	$13,414	$13,694
9/17	$11,973	$13,691	$13,872
10/17	$12,351	$14,011	$14,410
11/17	$12,747	$14,440	$14,847
12/17	$12,807	$14,601	$14,963
1/18	$13,676	$15,437	$16,023
2/18	$13,309	$14,868	$15,603
3/18	$13,157	$14,490	$15,175
4/18	$13,151	$14,546	$15,228
5/18	$13,348	$14,896	$15,895
6/18	$13,539	$14,988	$16,048
7/18	$14,094	$15,545	$16,519
8/18	$14,509	$16,052	$17,423
9/18	$14,686	$16,143	$17,520
10/18	$14,020	$15,040	$15,953
11/18	$14,458	$15,346	$16,123
12/18	$13,453	$13,961	$14,736
1/19	$14,374	$15,079	$16,061
2/19	$15,185	$15,564	$16,636
3/19	$15,758	$15,866	$17,109
4/19	$16,317	$16,508	$17,882
5/19	$15,858	$15,459	$16,752
6/19	$16,879	$16,549	$17,903
7/19	$17,109	$16,787	$18,307
8/19	$17,484	$16,521	$18,167
9/19	$17,435	$16,830	$18,169
10/19	$17,403	$17,195	$18,682
11/19	$17,968	$17,819	$19,510
12/19	$18,364	$18,356	$20,099
1/20	$18,636	$18,349	$20,548
2/20	$17,505	$16,839	$19,149
3/20	$15,864	$14,759	$17,265
4/20	$17,874	$16,651	$19,820
5/20	$19,046	$17,444	$21,150
6/20	$19,059	$17,791	$22,071
7/20	$20,167	$18,794	$23,770
8/20	$21,209	$20,145	$26,222
9/20	$20,969	$19,380	$24,989
10/20	$20,384	$18,864	$24,140
11/20	$22,360	$20,929	$26,612
12/20	$22,821	$21,734	$27,836
1/21	$21,969	$21,514	$27,630
2/21	$22,465	$22,108	$27,623
3/21	$23,351	$23,076	$28,098
4/21	$24,944	$24,307	$30,010
5/21	$24,855	$24,477	$29,595
6/21	$25,601	$25,049	$31,451
7/21	$27,041	$25,644	$32,488
8/21	$27,738	$26,423	$33,702
9/21	$26,394	$25,194	$31,815
10/21	$28,142	$26,960	$34,571
11/21	$27,916	$26,773	$34,782
12/21	$29,423	$27,973	$35,517
1/22	$26,968	$26,525	$32,469
2/22	$25,435	$25,731	$31,090
3/22	$26,326	$26,686	$32,306
4/22	$24,641	$24,359	$28,405
5/22	$24,438	$24,404	$27,744
6/22	$23,030	$22,389	$25,547
7/22	$25,254	$24,454	$28,613
8/22	$24,020	$23,457	$27,280
9/22	$22,079	$21,296	$24,628
10/22	$23,558	$23,020	$26,067
11/22	$25,215	$24,307	$27,255
12/22	$24,250	$22,907	$25,169
1/23	$25,493	$24,346	$27,266
2/23	$24,353	$23,752	$26,943
3/23	$25,222	$24,624	$28,784
4/23	$25,563	$25,008	$29,068
5/23	$25,016	$25,117	$30,393
6/23	$26,501	$26,776	$32,472
7/23	$27,154	$27,637	$33,566
8/23	$26,992	$27,197	$33,264
9/23	$25,354	$25,900	$31,455
10/23	$24,676	$25,355	$31,007
11/23	$27,418	$27,671	$34,387
12/23	$28,600	$28,928	$35,910
1/24	$28,667	$29,414	$36,806
2/24	$29,932	$30,985	$39,317
3/24	$30,193	$31,982	$40,009
4/24	$28,872	$30,675	$38,312
5/24	$29,704	$32,196	$40,606
6/24	$30,152	$33,352	$43,344
7/24	$31,096	$33,758	$42,606
8/24	$31,679	$34,577	$43,494
9/24	$32,033	$35,315	$44,726
10/24	$30,921	$34,995	$44,578
11/24	$32,253	$37,049	$47,469
12/24	$31,000	$36,166	$47,888
1/25	$32,396	$37,173	$48,836
2/25	$32,008	$36,688	$47,081
3/25	$30,863	$34,621	$43,115
4/25	$30,697	$34,386	$43,879
5/25	$32,109	$36,550	$47,761
6/25	$32,607	$38,409	$50,806
7/25	$32,635	$39,271	$52,724
8/25	$33,060	$40,067	$53,314
9/25	$32,917	$41,530	$56,146

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	2.76%	9.43%	13.25%
Class A with 5.25% Maximum Sales Charge	(2.64)%	8.26%	12.64%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
22.5%
Health Care
19.9%
Information Technology
18.5%
Industrials
11.3%
Materials
7.9%
Consumer Discretionary
5.9%
Communication Services
4.6%
Short-Term Investments
3.3%
Real Estate
3.2%
Consumer Staples
2.6%
Venture Capital
0.3%

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSIEX-TSR-AR

Calvert Equity Fund

Class C CSECX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,675	$10,844	$10,861
11/15	$10,623	$10,876	$10,892
12/15	$10,482	$10,704	$10,732
1/16	$9,962	$10,173	$10,133
2/16	$9,934	$10,159	$10,128
3/16	$10,498	$10,849	$10,811
4/16	$10,411	$10,891	$10,713
5/16	$10,608	$11,086	$10,921
6/16	$10,454	$11,115	$10,878
7/16	$10,856	$11,525	$11,391
8/16	$10,829	$11,541	$11,335
9/16	$10,773	$11,543	$11,376
10/16	$10,509	$11,332	$11,109
11/16	$10,628	$11,752	$11,351
12/16	$10,638	$11,984	$11,491
1/17	$10,912	$12,212	$11,878
2/17	$11,236	$12,697	$12,372
3/17	$11,357	$12,711	$12,515
4/17	$11,742	$12,842	$12,801
5/17	$12,015	$13,023	$13,134
6/17	$11,941	$13,104	$13,099
7/17	$12,154	$13,373	$13,447
8/17	$12,233	$13,414	$13,694
9/17	$12,442	$13,691	$13,872
10/17	$12,831	$14,011	$14,410
11/17	$13,230	$14,440	$14,847
12/17	$13,281	$14,601	$14,963
1/18	$14,175	$15,437	$16,023
2/18	$13,786	$14,868	$15,603
3/18	$13,618	$14,490	$15,175
4/18	$13,607	$14,546	$15,228
5/18	$13,802	$14,896	$15,895
6/18	$13,991	$14,988	$16,048
7/18	$14,554	$15,545	$16,519
8/18	$14,975	$16,052	$17,423
9/18	$15,148	$16,143	$17,520
10/18	$14,449	$15,040	$15,953
11/18	$14,895	$15,346	$16,123
12/18	$13,854	$13,961	$14,736
1/19	$14,786	$15,079	$16,061
2/19	$15,617	$15,564	$16,636
3/19	$16,194	$15,866	$17,109
4/19	$16,753	$16,508	$17,882
5/19	$16,272	$15,459	$16,752
6/19	$17,313	$16,549	$17,903
7/19	$17,536	$16,787	$18,307
8/19	$17,908	$16,521	$18,167
9/19	$17,848	$16,830	$18,169
10/19	$17,806	$17,195	$18,682
11/19	$18,372	$17,819	$19,510
12/19	$18,765	$18,356	$20,099
1/20	$19,031	$18,349	$20,548
2/20	$17,864	$16,839	$19,149
3/20	$16,178	$14,759	$17,265
4/20	$18,219	$16,651	$19,820
5/20	$19,405	$17,444	$21,150
6/20	$19,405	$17,791	$22,071
7/20	$20,514	$18,794	$23,770
8/20	$21,567	$20,145	$26,222
9/20	$21,307	$19,380	$24,989
10/20	$20,698	$18,864	$24,140
11/20	$22,695	$20,929	$26,612
12/20	$23,146	$21,734	$27,836
1/21	$22,268	$21,514	$27,630
2/21	$22,760	$22,108	$27,623
3/21	$23,638	$23,076	$28,098
4/21	$25,240	$24,307	$30,010
5/21	$25,127	$24,477	$29,595
6/21	$25,864	$25,049	$31,451
7/21	$27,307	$25,644	$32,488
8/21	$27,992	$26,423	$33,702
9/21	$26,616	$25,194	$31,815
10/21	$28,364	$26,960	$34,571
11/21	$28,118	$26,773	$34,782
12/21	$29,616	$27,973	$35,517
1/22	$27,130	$26,525	$32,469
2/22	$25,571	$25,731	$31,090
3/22	$26,447	$26,686	$32,306
4/22	$24,737	$24,359	$28,405
5/22	$24,524	$24,404	$27,744
6/22	$23,099	$22,389	$25,547
7/22	$25,314	$24,454	$28,613
8/22	$24,061	$23,457	$27,280
9/22	$22,102	$21,296	$24,628
10/22	$23,562	$23,020	$26,067
11/22	$25,207	$24,307	$27,255
12/22	$24,227	$22,907	$25,169
1/23	$25,452	$24,346	$27,266
2/23	$24,303	$23,752	$26,943
3/23	$25,155	$24,624	$28,784
4/23	$25,475	$25,008	$29,068
5/23	$24,919	$25,117	$30,393
6/23	$26,380	$26,776	$32,472
7/23	$27,011	$27,637	$33,566
8/23	$26,836	$27,197	$33,264
9/23	$25,193	$25,900	$31,455
10/23	$24,501	$25,355	$31,007
11/23	$27,201	$27,671	$34,387
12/23	$28,364	$28,928	$35,910
1/24	$28,411	$29,414	$36,806
2/24	$29,648	$30,985	$39,317
3/24	$29,884	$31,982	$40,009
4/24	$28,561	$30,675	$38,312
5/24	$29,364	$32,196	$40,606
6/24	$29,789	$33,352	$43,344
7/24	$30,703	$33,758	$42,606
8/24	$31,254	$34,577	$43,494
9/24	$31,585	$35,315	$44,726
10/24	$30,475	$34,995	$44,578
11/24	$31,766	$37,049	$47,469
12/24	$30,515	$36,166	$47,888
1/25	$31,861	$37,173	$48,836
2/25	$31,466	$36,688	$47,081
3/25	$30,317	$34,621	$43,115
4/25	$30,138	$34,386	$43,879
5/25	$31,504	$36,550	$47,761
6/25	$31,974	$38,409	$50,806
7/25	$31,974	$39,271	$52,724
8/25	$32,379	$40,067	$53,314
9/25	$32,710	$41,530	$56,146

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.01%	8.62%	12.57%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.15%	8.62%	12.57%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CSECX-TSR-AR

Calvert Equity Fund

Class I CEYIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,051,352	$1,070,426	$1,073,171
3/16	$1,056,021	$1,084,853	$1,081,133
6/16	$1,054,621	$1,111,489	$1,087,775
9/16	$1,089,876	$1,154,304	$1,137,606
12/16	$1,079,799	$1,198,448	$1,149,114
3/17	$1,155,530	$1,271,147	$1,251,485
6/17	$1,218,896	$1,310,402	$1,309,932
9/17	$1,273,504	$1,369,113	$1,387,205
12/17	$1,363,150	$1,460,088	$1,496,290
3/18	$1,401,860	$1,449,004	$1,517,467
6/18	$1,443,888	$1,498,761	$1,604,818
9/18	$1,567,207	$1,614,326	$1,751,989
12/18	$1,437,078	$1,396,072	$1,473,641
3/19	$1,684,205	$1,586,608	$1,710,917
6/19	$1,804,951	$1,654,893	$1,790,298
9/19	$1,865,768	$1,682,998	$1,816,929
12/19	$1,966,310	$1,835,645	$2,009,893
3/20	$1,699,604	$1,475,896	$1,726,509
6/20	$2,043,426	$1,779,093	$2,207,141
9/20	$2,249,476	$1,937,956	$2,498,864
12/20	$2,449,872	$2,173,382	$2,783,561
3/21	$2,508,001	$2,307,588	$2,809,784
6/21	$2,751,457	$2,504,859	$3,145,120
9/21	$2,838,651	$2,519,439	$3,181,487
12/21	$3,166,235	$2,797,260	$3,551,728
3/22	$2,834,562	$2,668,628	$3,230,610
6/22	$2,481,251	$2,238,949	$2,554,674
9/22	$2,380,490	$2,129,630	$2,462,795
12/22	$2,616,273	$2,290,652	$2,516,865
3/23	$2,722,733	$2,462,384	$2,878,426
6/23	$2,862,463	$2,677,649	$3,247,158
9/23	$2,740,366	$2,589,999	$3,145,513
12/23	$3,093,211	$2,892,810	$3,591,016
3/24	$3,267,424	$3,198,173	$4,000,912
6/24	$3,264,717	$3,335,176	$4,334,377
9/24	$3,471,067	$3,531,504	$4,472,608
12/24	$3,361,030	$3,616,583	$4,788,844
3/25	$3,348,347	$3,462,077	$4,311,508
6/25	$3,539,681	$3,840,911	$5,080,619
9/25	$3,575,919	$4,152,966	$5,614,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	3.02%	9.71%	13.58%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CEYIX-TSR-AR

Calvert Equity Fund

Class R6 CEYRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.59%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors concerns about potential AI vulnerability

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ The Fund’s overweight exposure to highly engineered electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are clearly benefitting from the AI infrastructure build out

↑ Not owning pharmaceutical stocks Eli Lilly & Company and Merck & Co.,Inc. was also additive as both companies experienced product disappointments

↑ An overweight position in internet registry company Verisign added to returns as the company extended their contract for exclusive rights to maintain the registry

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,342,765	$5,421,770	$5,430,529
11/15	$5,321,876	$5,437,894	$5,445,772
12/15	$5,256,760	$5,352,128	$5,365,856
1/16	$5,001,101	$5,086,533	$5,066,294
2/16	$4,991,762	$5,079,670	$5,064,132
3/16	$5,280,107	$5,424,266	$5,405,665
4/16	$5,241,584	$5,445,294	$5,356,302
5/16	$5,346,649	$5,543,082	$5,460,318
6/16	$5,273,103	$5,557,444	$5,438,873
7/16	$5,482,066	$5,762,340	$5,695,598
8/16	$5,473,894	$5,770,431	$5,667,301
9/16	$5,449,379	$5,771,522	$5,688,032
10/16	$5,322,134	$5,666,242	$5,554,460
11/16	$5,387,507	$5,876,091	$5,675,315
12/16	$5,398,997	$5,992,239	$5,745,570
1/17	$5,541,957	$6,105,890	$5,939,188
2/17	$5,711,963	$6,348,330	$6,185,876
3/17	$5,777,647	$6,355,735	$6,257,424
4/17	$5,981,140	$6,421,008	$6,400,532
5/17	$6,126,676	$6,511,370	$6,566,963
6/17	$6,094,478	$6,552,011	$6,549,662
7/17	$6,210,391	$6,686,737	$6,723,747
8/17	$6,255,469	$6,707,207	$6,847,002
9/17	$6,367,519	$6,845,564	$6,936,027
10/17	$6,572,299	$7,005,308	$7,204,778
11/17	$6,783,520	$7,220,160	$7,423,658
12/17	$6,816,842	$7,300,438	$7,481,452
1/18	$7,281,626	$7,718,417	$8,011,334
2/18	$7,087,966	$7,433,938	$7,801,270
3/18	$7,009,119	$7,245,018	$7,587,335
4/18	$7,007,735	$7,272,817	$7,613,842
5/18	$7,114,249	$7,447,961	$7,947,567
6/18	$7,217,995	$7,493,803	$8,024,090
7/18	$7,515,402	$7,772,674	$8,259,649
8/18	$7,738,111	$8,025,949	$8,711,256
9/18	$7,834,942	$8,071,632	$8,759,944
10/18	$7,482,203	$7,519,935	$7,976,569
11/18	$7,717,209	$7,673,179	$8,061,293
12/18	$7,183,707	$6,980,361	$7,368,203
1/19	$7,677,085	$7,539,738	$8,030,503
2/19	$8,112,506	$7,781,826	$8,317,832
3/19	$8,421,611	$7,933,040	$8,554,583
4/19	$8,721,799	$8,254,246	$8,941,078
5/19	$8,478,082	$7,729,704	$8,376,239
6/19	$9,026,445	$8,274,465	$8,951,492
7/19	$9,152,762	$8,393,386	$9,153,624
8/19	$9,356,355	$8,260,432	$9,083,519
9/19	$9,332,577	$8,414,989	$9,084,646
10/19	$9,317,717	$8,597,255	$9,340,757
11/19	$9,622,363	$8,909,326	$9,755,142
12/19	$9,837,588	$9,178,227	$10,049,466
1/20	$9,984,303	$9,174,629	$10,274,123
2/20	$9,382,158	$8,419,381	$9,574,437
3/20	$8,504,921	$7,379,479	$8,632,547
4/20	$9,585,420	$8,325,482	$9,909,914
5/20	$10,216,603	$8,722,009	$10,575,208
6/20	$10,225,773	$8,895,465	$11,035,706
7/20	$10,823,333	$9,397,037	$11,884,783
8/20	$11,387,272	$10,072,501	$13,111,199
9/20	$11,258,895	$9,689,779	$12,494,318
10/20	$10,947,125	$9,432,091	$12,069,987
11/20	$12,013,869	$10,464,566	$13,305,855
12/20	$12,263,027	$10,866,909	$13,917,807
1/21	$11,809,770	$10,757,199	$13,814,831
2/21	$12,079,528	$11,053,828	$13,811,634
3/21	$12,557,879	$11,537,938	$14,048,921
4/21	$13,418,910	$12,153,703	$15,004,790
5/21	$13,373,428	$12,238,589	$14,797,254
6/21	$13,779,633	$12,524,296	$15,725,601
7/21	$14,557,541	$12,821,810	$16,243,858
8/21	$14,935,517	$13,211,665	$16,851,198
9/21	$14,217,207	$12,597,194	$15,907,433
10/21	$15,161,361	$13,479,776	$17,285,264
11/21	$15,043,734	$13,386,375	$17,390,947
12/21	$15,860,167	$13,986,300	$17,758,640
1/22	$14,541,190	$13,262,551	$16,234,504
2/22	$13,718,655	$12,865,451	$15,544,967
3/22	$14,202,117	$13,343,139	$16,153,050
4/22	$13,295,219	$12,179,593	$14,202,380
5/22	$13,191,389	$12,201,938	$13,872,209
6/22	$12,433,748	$11,194,744	$12,773,372
7/22	$13,639,159	$12,226,949	$14,306,446
8/22	$12,975,615	$11,728,311	$13,639,994
9/22	$11,929,195	$10,648,150	$12,313,973
10/22	$12,732,261	$11,510,238	$13,033,705
11/22	$13,632,670	$12,153,477	$13,627,612
12/22	$13,114,572	$11,453,260	$12,584,327
1/23	$13,790,288	$12,172,914	$13,633,199
2/23	$13,176,457	$11,875,907	$13,471,286
3/23	$13,648,120	$12,311,922	$14,392,131
4/23	$13,837,119	$12,504,092	$14,534,126
5/23	$13,546,093	$12,558,443	$15,196,567
6/23	$14,352,269	$13,388,246	$16,235,792
7/23	$14,710,198	$13,818,343	$16,782,772
8/23	$14,628,242	$13,598,333	$16,632,082
9/23	$13,743,456	$12,949,993	$15,727,565
10/23	$13,378,837	$12,677,700	$15,503,643
11/23	$14,867,419	$13,835,496	$17,193,711
12/23	$15,514,638	$14,464,051	$17,955,082
1/24	$15,553,786	$14,707,109	$18,402,911
2/24	$16,246,541	$15,492,404	$19,658,487
3/24	$16,391,219	$15,990,865	$20,004,559
4/24	$15,678,039	$15,337,726	$19,156,050
5/24	$16,134,202	$16,098,242	$20,302,831
6/24	$16,381,006	$16,675,880	$21,671,883
7/24	$16,900,147	$16,878,865	$21,303,235
8/24	$17,221,844	$17,288,291	$21,746,937
9/24	$17,417,585	$17,657,519	$22,363,039
10/24	$16,818,446	$17,497,390	$22,289,034
11/24	$17,548,647	$18,524,507	$23,734,711
12/24	$16,870,461	$18,082,916	$23,944,221
1/25	$17,635,226	$18,586,478	$24,417,844
2/25	$17,427,151	$18,343,960	$23,540,588
3/25	$16,810,228	$17,310,382	$21,557,539
4/25	$16,722,618	$17,193,002	$21,939,340
5/25	$17,496,509	$18,275,210	$23,880,546
6/25	$17,773,942	$19,204,553	$25,403,094
7/25	$17,792,194	$19,635,561	$26,362,116
8/25	$18,029,472	$20,033,603	$26,656,840
9/25	$17,956,463	$20,764,832	$28,072,934

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	3.09%	9.78%	13.63%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Footnote	Description
Footnote[1]	Class R6 performance prior to 10/3/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,457,688,912
# of Portfolio Holdings	70
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$25,411,906

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Venture Capital	0.3%
Consumer Staples	2.6%
Real Estate	3.2%
Short-Term Investments	3.3%
Communication Services	4.6%
Consumer Discretionary	5.9%
Materials	7.9%
Industrials	11.3%
Information Technology	18.5%
Health Care	19.9%
Financials	22.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Danaher Corp.	5.0%
Thermo Fisher Scientific, Inc.	4.9%
Visa, Inc., Class A	4.8%
Microsoft Corp.	4.7%
Mastercard, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.6%
Amphenol Corp., Class A	4.1%
S&P Global, Inc.	3.6%
TJX Cos., Inc.	3.6%
Zoetis, Inc.	3.4%
Total	43.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CEYRX-TSR-AR

Calvert Growth Allocation Fund

Class A CAAAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.43%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,044	$10,790	$10,691
11/15	$10,000	$10,850	$10,664
12/15	$9,755	$10,627	$10,477
1/16	$9,253	$10,027	$9,919
2/16	$9,196	$10,024	$9,896
3/16	$9,784	$10,730	$10,567
4/16	$9,823	$10,796	$10,695
5/16	$9,930	$10,990	$10,760
6/16	$9,789	$11,012	$10,737
7/16	$10,145	$11,449	$11,161
8/16	$10,190	$11,478	$11,194
9/16	$10,235	$11,496	$11,251
10/16	$10,055	$11,248	$11,043
11/16	$10,309	$11,751	$11,233
12/16	$10,492	$11,980	$11,451
1/17	$10,682	$12,206	$11,705
2/17	$10,955	$12,660	$12,035
3/17	$11,080	$12,668	$12,129
4/17	$11,276	$12,803	$12,298
5/17	$11,490	$12,934	$12,499
6/17	$11,549	$13,050	$12,578
7/17	$11,775	$13,296	$12,864
8/17	$11,804	$13,322	$12,914
9/17	$12,036	$13,647	$13,170
10/17	$12,226	$13,945	$13,418
11/17	$12,493	$14,368	$13,697
12/17	$12,617	$14,512	$13,882
1/18	$13,207	$15,277	$14,533
2/18	$12,768	$14,714	$13,997
3/18	$12,630	$14,418	$13,767
4/18	$12,592	$14,473	$13,852
5/18	$12,699	$14,882	$14,008
6/18	$12,636	$14,979	$13,977
7/18	$12,987	$15,476	$14,346
8/18	$13,257	$16,020	$14,574
9/18	$13,263	$16,046	$14,589
10/18	$12,291	$14,865	$13,567
11/18	$12,567	$15,162	$13,773
12/18	$11,641	$13,751	$12,837
1/19	$12,522	$14,931	$13,804
2/19	$12,916	$15,457	$14,176
3/19	$13,049	$15,682	$14,351
4/19	$13,530	$16,309	$14,806
5/19	$12,776	$15,253	$14,020
6/19	$13,577	$16,325	$14,873
7/19	$13,663	$16,567	$14,958
8/19	$13,370	$16,229	$14,676
9/19	$13,603	$16,514	$14,936
10/19	$13,924	$16,870	$15,293
11/19	$14,357	$17,511	$15,686
12/19	$14,822	$18,017	$16,164
1/20	$14,670	$17,997	$16,052
2/20	$13,613	$16,524	$14,903
3/20	$11,788	$14,251	$12,989
4/20	$13,053	$16,139	$14,362
5/20	$13,744	$17,002	$14,986
6/20	$14,090	$17,390	$15,397
7/20	$14,794	$18,378	$16,153
8/20	$15,596	$19,709	$17,064
9/20	$15,306	$18,992	$16,573
10/20	$15,112	$18,582	$16,240
11/20	$16,764	$20,842	$18,100
12/20	$17,571	$21,780	$18,896
1/21	$17,492	$21,683	$18,841
2/21	$17,956	$22,361	$19,292
3/21	$18,406	$23,162	$19,762
4/21	$19,142	$24,356	$20,576
5/21	$19,392	$24,467	$20,826
6/21	$19,463	$25,071	$21,108
7/21	$19,678	$25,495	$21,264
8/21	$20,135	$26,222	$21,749
9/21	$19,335	$25,045	$20,937
10/21	$20,228	$26,739	$21,928
11/21	$19,713	$26,332	$21,434
12/21	$20,453	$27,369	$22,202
1/22	$19,359	$25,759	$21,100
2/22	$18,901	$25,110	$20,638
3/22	$18,931	$25,924	$21,000
4/22	$17,608	$23,598	$19,392
5/22	$17,593	$23,566	$19,417
6/22	$16,263	$21,595	$17,891
7/22	$17,423	$23,621	$19,143
8/22	$16,707	$22,739	$18,480
9/22	$15,281	$20,630	$16,810
10/22	$16,182	$22,322	$17,768
11/22	$17,409	$23,487	$19,002
12/22	$16,710	$22,112	$18,290
1/23	$17,888	$23,635	$19,541
2/23	$17,394	$23,083	$19,018
3/23	$17,592	$23,700	$19,493
4/23	$17,736	$23,952	$19,729
5/23	$17,432	$24,046	$19,546
6/23	$18,290	$25,688	$20,594
7/23	$18,799	$26,608	$21,295
8/23	$18,230	$26,095	$20,762
9/23	$17,394	$24,852	$19,914
10/23	$16,802	$24,193	$19,307
11/23	$18,245	$26,449	$21,001
12/23	$19,241	$27,852	$22,078
1/24	$19,153	$28,160	$22,146
2/24	$19,875	$29,685	$22,989
3/24	$20,470	$30,642	$23,668
4/24	$19,748	$29,294	$22,859
5/24	$20,431	$30,678	$23,748
6/24	$20,661	$31,628	$24,195
7/24	$21,248	$32,216	$24,705
8/24	$21,740	$32,917	$25,263
9/24	$22,121	$33,598	$25,818
10/24	$21,518	$33,351	$25,257
11/24	$22,391	$35,570	$26,228
12/24	$21,661	$34,483	$25,549
1/25	$22,344	$35,571	$26,326
2/25	$22,197	$34,890	$26,165
3/25	$21,335	$32,854	$25,239
4/25	$21,344	$32,634	$25,432
5/25	$22,311	$34,703	$26,751
6/25	$23,108	$36,466	$27,896
7/25	$23,116	$37,269	$28,239
8/25	$23,669	$38,131	$28,968
9/25	$24,166	$39,447	$29,894

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	9.24%	9.56%	9.81%
Class A with 5.25% Maximum Sales Charge	3.52%	8.38%	9.22%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference1	15.79%	12.52%	11.56%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Domestic Equity Funds
61.2%
International and Global Equity Funds
28.9%
Income Funds
8.8%
Short-Term Investments
1.1%

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CAAAX-TSR-AR

Calvert Growth Allocation Fund

Class C CAACX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,587	$10,790	$10,691
11/15	$10,535	$10,850	$10,664
12/15	$10,267	$10,627	$10,477
1/16	$9,727	$10,027	$9,919
2/16	$9,659	$10,024	$9,896
3/16	$10,274	$10,730	$10,567
4/16	$10,307	$10,796	$10,695
5/16	$10,415	$10,990	$10,760
6/16	$10,260	$11,012	$10,737
7/16	$10,625	$11,449	$11,161
8/16	$10,665	$11,478	$11,194
9/16	$10,706	$11,496	$11,251
10/16	$10,510	$11,248	$11,043
11/16	$10,773	$11,751	$11,233
12/16	$10,954	$11,980	$11,451
1/17	$11,146	$12,206	$11,705
2/17	$11,425	$12,660	$12,035
3/17	$11,546	$12,668	$12,129
4/17	$11,746	$12,803	$12,298
5/17	$11,960	$12,934	$12,499
6/17	$12,018	$13,050	$12,578
7/17	$12,246	$13,296	$12,864
8/17	$12,267	$13,322	$12,914
9/17	$12,496	$13,647	$13,170
10/17	$12,689	$13,945	$13,418
11/17	$12,953	$14,368	$13,697
12/17	$13,080	$14,512	$13,882
1/18	$13,677	$15,277	$14,533
2/18	$13,216	$14,714	$13,997
3/18	$13,065	$14,418	$13,767
4/18	$13,020	$14,473	$13,852
5/18	$13,126	$14,882	$14,008
6/18	$13,043	$14,979	$13,977
7/18	$13,398	$15,476	$14,346
8/18	$13,669	$16,020	$14,574
9/18	$13,669	$16,046	$14,589
10/18	$12,657	$14,865	$13,567
11/18	$12,937	$15,162	$13,773
12/18	$11,972	$13,751	$12,837
1/19	$12,875	$14,931	$13,804
2/19	$13,270	$15,457	$14,176
3/19	$13,399	$15,682	$14,351
4/19	$13,883	$16,309	$14,806
5/19	$13,101	$15,253	$14,020
6/19	$13,915	$16,325	$14,873
7/19	$13,995	$16,567	$14,958
8/19	$13,689	$16,229	$14,676
9/19	$13,915	$16,514	$14,936
10/19	$14,229	$16,870	$15,293
11/19	$14,673	$17,511	$15,686
12/19	$15,130	$18,017	$16,164
1/20	$14,964	$17,997	$16,052
2/20	$13,888	$16,524	$14,903
3/20	$12,019	$14,251	$12,989
4/20	$13,295	$16,139	$14,362
5/20	$13,988	$17,002	$14,986
6/20	$14,330	$17,390	$15,397
7/20	$15,039	$18,378	$16,153
8/20	$15,848	$19,709	$17,064
9/20	$15,539	$18,992	$16,573
10/20	$15,339	$18,582	$16,240
11/20	$16,999	$20,842	$18,100
12/20	$17,811	$21,780	$18,896
1/21	$17,708	$21,683	$18,841
2/21	$18,173	$22,361	$19,292
3/21	$18,612	$23,162	$19,762
4/21	$19,353	$24,356	$20,576
5/21	$19,595	$24,467	$20,826
6/21	$19,646	$25,071	$21,108
7/21	$19,853	$25,495	$21,264
8/21	$20,301	$26,222	$21,749
9/21	$19,483	$25,045	$20,937
10/21	$20,370	$26,739	$21,928
11/21	$19,836	$26,332	$21,434
12/21	$20,571	$27,369	$22,202
1/22	$19,457	$25,759	$21,100
2/22	$18,985	$25,110	$20,638
3/22	$19,003	$25,924	$21,000
4/22	$17,666	$23,598	$19,392
5/22	$17,639	$23,566	$19,417
6/22	$16,302	$21,595	$17,891
7/22	$17,452	$23,621	$19,143
8/22	$16,721	$22,739	$18,480
9/22	$15,286	$20,630	$16,810
10/22	$16,177	$22,322	$17,768
11/22	$17,389	$23,487	$19,002
12/22	$16,681	$22,112	$18,290
1/23	$17,852	$23,635	$19,541
2/23	$17,340	$23,083	$19,018
3/23	$17,532	$23,700	$19,493
4/23	$17,660	$23,952	$19,729
5/23	$17,349	$24,046	$19,546
6/23	$18,191	$25,688	$20,594
7/23	$18,685	$26,608	$21,295
8/23	$18,108	$26,095	$20,762
9/23	$17,267	$24,852	$19,914
10/23	$16,672	$24,193	$19,307
11/23	$18,090	$26,449	$21,001
12/23	$19,062	$27,852	$22,078
1/24	$18,966	$28,160	$22,146
2/24	$19,675	$29,685	$22,989
3/24	$20,240	$30,642	$23,668
4/24	$19,522	$29,294	$22,859
5/24	$20,183	$30,678	$23,748
6/24	$20,403	$31,628	$24,195
7/24	$20,968	$32,216	$24,705
8/24	$21,428	$32,917	$25,263
9/24	$21,802	$33,598	$25,818
10/24	$21,188	$33,351	$25,257
11/24	$22,031	$35,570	$26,228
12/24	$21,300	$34,483	$25,549
1/25	$21,966	$35,571	$26,326
2/25	$21,809	$34,890	$26,165
3/25	$20,947	$32,854	$25,239
4/25	$20,937	$32,634	$25,432
5/25	$21,868	$34,703	$26,751
6/25	$22,642	$36,466	$27,896
7/25	$22,642	$37,269	$28,239
8/25	$23,162	$38,131	$28,968
9/25	$23,988	$39,447	$29,894

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.40%	8.74%	9.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	7.40%	8.74%	9.14%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference1	15.79%	12.52%	11.56%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CAACX-TSR-AR

Calvert Growth Allocation Fund

Class I CAGIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,029,579	$1,062,697	$1,047,714
3/16	$1,032,560	$1,072,987	$1,056,716
6/16	$1,033,752	$1,101,212	$1,073,693
9/16	$1,081,446	$1,149,640	$1,125,146
12/16	$1,109,493	$1,198,033	$1,145,056
3/17	$1,172,839	$1,266,839	$1,212,879
6/17	$1,223,641	$1,305,041	$1,257,812
9/17	$1,276,325	$1,364,699	$1,317,011
12/17	$1,338,926	$1,451,185	$1,388,208
3/18	$1,341,581	$1,441,831	$1,376,742
6/18	$1,342,909	$1,497,902	$1,397,737
9/18	$1,411,283	$1,604,611	$1,458,893
12/18	$1,239,532	$1,375,116	$1,283,696
3/19	$1,390,487	$1,568,230	$1,435,053
6/19	$1,447,183	$1,632,451	$1,487,278
9/19	$1,451,436	$1,651,428	$1,493,557
12/19	$1,582,210	$1,801,664	$1,616,419
3/20	$1,259,445	$1,425,122	$1,298,901
6/20	$1,505,747	$1,739,042	$1,539,664
9/20	$1,637,353	$1,899,164	$1,657,261
12/20	$1,880,751	$2,177,992	$1,889,575
3/21	$1,971,362	$2,316,228	$1,976,166
6/21	$2,085,578	$2,507,080	$2,110,817
9/21	$2,073,395	$2,504,530	$2,093,702
12/21	$2,194,466	$2,736,889	$2,220,159
3/22	$2,032,644	$2,592,424	$2,099,997
6/22	$1,747,679	$2,159,459	$1,789,064
9/22	$1,641,902	$2,063,048	$1,681,000
12/22	$1,796,688	$2,211,217	$1,829,041
3/23	$1,893,476	$2,369,989	$1,949,337
6/23	$1,969,931	$2,568,755	$2,059,408
9/23	$1,873,956	$2,485,172	$1,991,367
12/23	$2,074,785	$2,785,179	$2,207,804
3/24	$2,208,450	$3,064,235	$2,366,778
6/24	$2,230,585	$3,162,781	$2,419,514
9/24	$2,389,791	$3,359,795	$2,581,826
12/24	$2,340,702	$3,448,268	$2,554,920
3/25	$2,308,350	$3,285,442	$2,523,891
6/25	$2,501,587	$3,646,553	$2,789,630
9/25	$2,617,004	$3,944,702	$2,989,449

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	9.51%	9.83%	10.09%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference2	15.79%	12.52%	11.56%
Footnote	Description
Footnote[1]	Class I performance prior to 5/20/16 is linked to Class A. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CAGIX-TSR-AR

Calvert Growth Allocation Fund

Class R6 CGARX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.13%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Growth Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets during the first quarter of 2025 marginally detracted from performance relative to the Blended Index

↓ Equity manager performance was the largest detractor from returns, with majority of underperformance witnessed during the final six months of the period

↓ Fund management’s selection of Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to value and international stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to Calvert Emerging Markets Advancement Fund contributed to performance, partially offsetting some of the losses within equity manager selection

↑ Fixed income manager selection, including the allocation to the Calvert Bond Fund modestly contributed to relative performance

↑ Within fixed income, overweight exposures to high yield and bank loans and the broad underweight to duration modestly contributed

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Growth Allocation Blended Benchmark
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,300,207	$5,394,926	$5,345,623
11/15	$5,276,915	$5,424,833	$5,331,774
12/15	$5,147,896	$5,313,486	$5,238,568
1/16	$4,882,602	$5,013,671	$4,959,647
2/16	$4,852,794	$5,012,057	$4,948,201
3/16	$5,162,800	$5,364,936	$5,283,580
4/16	$5,183,666	$5,398,185	$5,347,328
5/16	$5,240,302	$5,494,761	$5,380,059
6/16	$5,168,762	$5,506,059	$5,368,465
7/16	$5,356,554	$5,724,578	$5,580,737
8/16	$5,380,401	$5,739,180	$5,597,178
9/16	$5,407,228	$5,748,202	$5,625,728
10/16	$5,311,842	$5,623,837	$5,521,286
11/16	$5,451,941	$5,875,515	$5,616,649
12/16	$5,547,465	$5,990,165	$5,725,280
1/17	$5,650,951	$6,102,911	$5,852,594
2/17	$5,795,204	$6,329,888	$6,017,657
3/17	$5,864,194	$6,334,195	$6,064,395
4/17	$5,970,816	$6,401,336	$6,148,767
5/17	$6,083,710	$6,466,847	$6,249,736
6/17	$6,118,205	$6,525,207	$6,289,060
7/17	$6,240,506	$6,648,239	$6,432,045
8/17	$6,256,186	$6,661,048	$6,456,884
9/17	$6,381,623	$6,823,497	$6,585,056
10/17	$6,485,109	$6,972,400	$6,708,781
11/17	$6,626,226	$7,184,118	$6,848,440
12/17	$6,694,631	$7,255,923	$6,941,039
1/18	$7,009,945	$7,638,387	$7,266,578
2/18	$6,780,927	$7,356,839	$6,998,635
3/18	$6,707,907	$7,209,157	$6,883,711
4/18	$6,691,312	$7,236,557	$6,925,946
5/18	$6,747,736	$7,440,847	$7,004,108
6/18	$6,714,545	$7,489,509	$6,988,683
7/18	$6,903,734	$7,738,055	$7,173,081
8/18	$7,049,775	$8,009,798	$7,287,184
9/18	$7,056,413	$8,023,057	$7,294,465
10/18	$6,538,633	$7,432,297	$6,783,579
11/18	$6,691,312	$7,581,156	$6,886,475
12/18	$6,197,658	$6,875,582	$6,418,478
1/19	$6,668,950	$7,465,741	$6,902,062
2/19	$6,878,019	$7,728,305	$7,088,166
3/19	$6,952,433	$7,841,152	$7,175,264
4/19	$7,211,112	$8,154,264	$7,402,978
5/19	$6,810,691	$7,626,586	$7,010,100
6/19	$7,235,917	$8,162,253	$7,436,388
7/19	$7,285,526	$8,283,585	$7,478,957
8/19	$7,133,154	$8,114,721	$7,338,189
9/19	$7,257,178	$8,257,142	$7,467,786
10/19	$7,427,268	$8,434,892	$7,646,320
11/19	$7,664,685	$8,755,517	$7,842,978
12/19	$7,911,052	$9,008,322	$8,082,095
1/20	$7,830,177	$8,998,483	$8,025,796
2/20	$7,271,404	$8,261,748	$7,451,516
3/20	$6,297,227	$7,125,610	$6,494,504
4/20	$6,973,637	$8,069,327	$7,180,881
5/20	$7,344,927	$8,500,863	$7,492,914
6/20	$7,528,734	$8,695,208	$7,698,320
7/20	$7,907,376	$9,188,951	$8,076,678
8/20	$8,341,160	$9,854,639	$8,532,127
9/20	$8,186,763	$9,495,822	$8,286,307
10/20	$8,083,831	$9,290,872	$8,120,218
11/20	$8,969,780	$10,421,135	$9,049,809
12/20	$9,403,755	$10,889,962	$9,447,873
1/21	$9,361,876	$10,841,524	$9,420,536
2/21	$9,613,150	$11,180,400	$9,645,840
3/21	$9,856,810	$11,581,138	$9,880,832
4/21	$10,252,758	$12,178,136	$10,288,195
5/21	$10,389,816	$12,233,729	$10,412,816
6/21	$10,427,888	$12,535,400	$10,554,087
7/21	$10,542,104	$12,747,381	$10,631,925
8/21	$10,789,571	$13,110,908	$10,874,356
9/21	$10,366,973	$12,522,649	$10,468,510
10/21	$10,846,679	$13,369,488	$10,964,157
11/21	$10,572,561	$13,165,986	$10,717,015
12/21	$10,972,329	$13,684,446	$11,100,795
1/22	$10,388,190	$12,879,305	$10,549,898
2/22	$10,139,537	$12,554,885	$10,319,109
3/22	$10,163,218	$12,962,118	$10,499,983
4/22	$9,456,727	$11,798,868	$9,696,171
5/22	$9,448,833	$11,783,049	$9,708,686
6/22	$8,738,394	$10,797,295	$8,945,322
7/22	$9,362,001	$11,810,275	$9,571,479
8/22	$8,979,154	$11,369,524	$9,240,198
9/22	$8,213,459	$10,315,238	$8,405,000
10/22	$8,702,872	$11,161,149	$8,883,950
11/22	$9,362,001	$11,743,719	$9,500,959
12/22	$8,988,978	$11,056,084	$9,145,206
1/23	$9,623,781	$11,817,546	$9,770,268
2/23	$9,359,279	$11,541,338	$9,509,106
3/23	$9,469,149	$11,849,944	$9,746,686
4/23	$9,546,465	$11,976,197	$9,864,643
5/23	$9,387,764	$12,022,794	$9,772,833
6/23	$9,851,659	$12,843,776	$10,297,042
7/23	$10,128,368	$13,304,183	$10,647,672
8/23	$9,823,174	$13,047,363	$10,380,893
9/23	$9,375,556	$12,425,862	$9,956,837
10/23	$9,058,155	$12,096,468	$9,653,466
11/23	$9,839,451	$13,224,443	$10,500,634
12/23	$10,379,004	$13,925,893	$11,039,019
1/24	$10,336,380	$14,080,229	$11,073,184
2/24	$10,728,523	$14,842,400	$11,494,287
3/24	$11,052,467	$15,321,177	$11,833,889
4/24	$10,664,587	$14,647,018	$11,429,492
5/24	$11,035,417	$15,339,047	$11,874,014
6/24	$11,163,290	$15,813,904	$12,097,569
7/24	$11,482,972	$16,107,868	$12,352,355
8/24	$11,751,505	$16,458,516	$12,631,713
9/24	$11,964,626	$16,798,974	$12,909,128
10/24	$11,640,682	$16,675,610	$12,628,474
11/24	$12,109,548	$17,784,940	$13,114,042
12/24	$11,717,967	$17,241,339	$12,774,602
1/25	$12,094,694	$17,785,617	$13,163,239
2/25	$12,020,225	$17,444,774	$13,082,394
3/25	$11,555,887	$16,427,212	$12,619,457
4/25	$11,560,267	$16,317,002	$12,715,969
5/25	$12,090,314	$17,351,272	$13,375,291
6/25	$12,523,988	$18,232,766	$13,948,150
7/25	$12,532,749	$18,634,299	$14,119,477
8/25	$12,839,387	$19,065,532	$14,484,185
9/25	$13,106,601	$19,723,509	$14,947,243

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	9.54%	9.86%	10.11%
Russell 3000® Index	17.41%	15.73%	14.70%
Growth Allocation Blended BenchmarkFootnote Reference2	15.79%	12.52%	11.56%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$366,217,046
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Income Funds	8.8%
International and Global Equity Funds	28.9%
Domestic Equity Funds	61.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	23.0%
Calvert International Responsible Index Fund, Class R6	10.1%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	10.0%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	8.5%
Calvert Equity Fund, Class R6	7.8%
Calvert International Equity Fund, Class R6	7.0%
Calvert Focused Value Fund, Class R6	6.3%
Calvert Emerging Markets Advancement Fund, Class I	5.3%
Calvert International Opportunities Fund, Class R6	3.9%
Calvert Bond Fund, Class R6	3.4%
Total	85.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CGARX-TSR-AR

Calvert Moderate Allocation Fund

Class A CMAAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.42%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$9,897	$10,790	$10,501
11/15	$9,857	$10,850	$10,478
12/15	$9,669	$10,627	$10,335
1/16	$9,313	$10,027	$9,980
2/16	$9,268	$10,024	$9,984
3/16	$9,730	$10,730	$10,496
4/16	$9,787	$10,796	$10,595
5/16	$9,872	$10,990	$10,649
6/16	$9,796	$11,012	$10,689
7/16	$10,080	$11,449	$11,011
8/16	$10,120	$11,478	$11,030
9/16	$10,153	$11,496	$11,067
10/16	$10,017	$11,248	$10,894
11/16	$10,182	$11,751	$10,971
12/16	$10,320	$11,980	$11,127
1/17	$10,462	$12,206	$11,309
2/17	$10,670	$12,660	$11,564
3/17	$10,759	$12,668	$11,623
4/17	$10,901	$12,803	$11,762
5/17	$11,062	$12,934	$11,923
6/17	$11,109	$13,050	$11,975
7/17	$11,275	$13,296	$12,182
8/17	$11,305	$13,322	$12,246
9/17	$11,459	$13,647	$12,406
10/17	$11,595	$13,945	$12,577
11/17	$11,779	$14,368	$12,766
12/17	$11,876	$14,512	$12,904
1/18	$12,273	$15,277	$13,299
2/18	$11,963	$14,714	$12,912
3/18	$11,879	$14,418	$12,781
4/18	$11,848	$14,473	$12,809
5/18	$11,935	$14,882	$12,950
6/18	$11,895	$14,979	$12,930
7/18	$12,138	$15,476	$13,180
8/18	$12,343	$16,020	$13,367
9/18	$12,333	$16,046	$13,353
10/18	$11,696	$14,865	$12,650
11/18	$11,883	$15,162	$12,812
12/18	$11,266	$13,751	$12,239
1/19	$11,942	$14,931	$12,943
2/19	$12,225	$15,457	$13,196
3/19	$12,361	$15,682	$13,386
4/19	$12,684	$16,309	$13,696
5/19	$12,250	$15,253	$13,236
6/19	$12,788	$16,325	$13,867
7/19	$12,861	$16,567	$13,939
8/19	$12,749	$16,229	$13,852
9/19	$12,879	$16,514	$14,006
10/19	$13,084	$16,870	$14,256
11/19	$13,368	$17,511	$14,526
12/19	$13,653	$18,017	$14,839
1/20	$13,633	$17,997	$14,850
2/20	$13,022	$16,524	$14,157
3/20	$11,675	$14,251	$12,824
4/20	$12,588	$16,139	$13,877
5/20	$13,089	$17,002	$14,334
6/20	$13,370	$17,390	$14,638
7/20	$13,878	$18,378	$15,221
8/20	$14,394	$19,709	$15,814
9/20	$14,224	$18,992	$15,479
10/20	$14,100	$18,582	$15,236
11/20	$15,195	$20,842	$16,534
12/20	$15,724	$21,780	$17,062
1/21	$15,681	$21,683	$16,991
2/21	$15,932	$22,361	$17,219
3/21	$16,185	$23,162	$17,468
4/21	$16,657	$24,356	$18,032
5/21	$16,822	$24,467	$18,199
6/21	$16,900	$25,071	$18,422
7/21	$17,072	$25,495	$18,587
8/21	$17,337	$26,222	$18,886
9/21	$16,859	$25,045	$18,327
10/21	$17,368	$26,739	$18,966
11/21	$17,081	$26,332	$18,683
12/21	$17,514	$27,369	$19,152
1/22	$16,815	$25,759	$18,345
2/22	$16,514	$25,110	$17,996
3/22	$16,419	$25,924	$18,094
4/22	$15,516	$23,598	$16,895
5/22	$15,486	$23,566	$16,939
6/22	$14,582	$21,595	$15,905
7/22	$15,426	$23,621	$16,832
8/22	$14,906	$22,739	$16,278
9/22	$13,839	$20,630	$15,022
10/22	$14,346	$22,322	$15,599
11/22	$15,215	$23,487	$16,525
12/22	$14,774	$22,112	$16,043
1/23	$15,639	$23,635	$16,969
2/23	$15,256	$23,083	$16,522
3/23	$15,478	$23,700	$16,938
4/23	$15,586	$23,952	$17,113
5/23	$15,355	$24,046	$16,957
6/23	$15,879	$25,688	$17,605
7/23	$16,211	$26,608	$18,032
8/23	$15,833	$26,095	$17,681
9/23	$15,185	$24,852	$17,030
10/23	$14,735	$24,193	$16,585
11/23	$15,859	$26,449	$17,846
12/23	$16,675	$27,852	$18,697
1/24	$16,626	$28,160	$18,731
2/24	$17,026	$29,685	$19,182
3/24	$17,440	$30,642	$19,641
4/24	$16,875	$29,294	$19,009
5/24	$17,383	$30,678	$19,639
6/24	$17,584	$31,628	$19,968
7/24	$18,053	$32,216	$20,399
8/24	$18,440	$32,917	$20,812
9/24	$18,736	$33,598	$21,217
10/24	$18,282	$33,351	$20,753
11/24	$18,893	$35,570	$21,416
12/24	$18,354	$34,483	$20,914
1/25	$18,817	$35,571	$21,403
2/25	$18,834	$34,890	$21,428
3/25	$18,279	$32,854	$20,863
4/25	$18,288	$32,634	$20,985
5/25	$18,862	$34,703	$21,735
6/25	$19,430	$36,466	$22,505
7/25	$19,438	$37,269	$22,697
8/25	$19,844	$38,131	$23,191
9/25	$20,194	$39,447	$23,797

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.76%	7.25%	7.85%
Class A with 5.25% Maximum Sales Charge	2.09%	6.11%	7.27%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference1	12.16%	8.98%	9.05%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Domestic Equity Funds
46.0%
Income Funds
33.4%
International and Global Equity Funds
19.5%
Short-Term Investments
1.1%

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CMAAX-TSR-AR

Calvert Moderate Allocation Fund

Class C CMACX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	1.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$10,000	$10,000	$10,000
10/15	$10,441	$10,790	$10,501
11/15	$10,396	$10,850	$10,478
12/15	$10,190	$10,627	$10,335
1/16	$9,806	$10,027	$9,980
2/16	$9,750	$10,024	$9,984
3/16	$10,233	$10,730	$10,496
4/16	$10,283	$10,796	$10,595
5/16	$10,370	$10,990	$10,649
6/16	$10,283	$11,012	$10,689
7/16	$10,575	$11,449	$11,011
8/16	$10,612	$11,478	$11,030
9/16	$10,637	$11,496	$11,067
10/16	$10,494	$11,248	$10,894
11/16	$10,656	$11,751	$10,971
12/16	$10,794	$11,980	$11,127
1/17	$10,936	$12,206	$11,309
2/17	$11,150	$12,660	$11,564
3/17	$11,228	$12,668	$11,623
4/17	$11,377	$12,803	$11,762
5/17	$11,533	$12,934	$11,923
6/17	$11,579	$13,050	$11,975
7/17	$11,741	$13,296	$12,182
8/17	$11,760	$13,322	$12,246
9/17	$11,916	$13,647	$12,406
10/17	$12,052	$13,945	$12,577
11/17	$12,234	$14,368	$12,766
12/17	$12,332	$14,512	$12,904
1/18	$12,737	$15,277	$13,299
2/18	$12,400	$14,714	$12,912
3/18	$12,305	$14,418	$12,781
4/18	$12,264	$14,473	$12,809
5/18	$12,352	$14,882	$12,950
6/18	$12,299	$14,979	$12,930
7/18	$12,549	$15,476	$13,180
8/18	$12,751	$16,020	$13,367
9/18	$12,730	$16,046	$13,353
10/18	$12,068	$14,865	$12,650
11/18	$12,250	$15,162	$12,812
12/18	$11,605	$13,751	$12,239
1/19	$12,296	$14,931	$12,943
2/19	$12,581	$15,457	$13,196
3/19	$12,709	$15,682	$13,386
4/19	$13,029	$16,309	$13,696
5/19	$12,581	$15,253	$13,236
6/19	$13,125	$16,325	$13,867
7/19	$13,189	$16,567	$13,939
8/19	$13,068	$16,229	$13,852
9/19	$13,199	$16,514	$14,006
10/19	$13,398	$16,870	$14,256
11/19	$13,676	$17,511	$14,526
12/19	$13,958	$18,017	$14,839
1/20	$13,928	$17,997	$14,850
2/20	$13,300	$16,524	$14,157
3/20	$11,916	$14,251	$12,824
4/20	$12,841	$16,139	$13,877
5/20	$13,351	$17,002	$14,334
6/20	$13,618	$17,390	$14,638
7/20	$14,135	$18,378	$15,221
8/20	$14,653	$19,709	$15,814
9/20	$14,468	$18,992	$15,479
10/20	$14,328	$18,582	$15,236
11/20	$15,430	$20,842	$16,534
12/20	$15,961	$21,780	$17,062
1/21	$15,907	$21,683	$16,991
2/21	$16,153	$22,361	$17,219
3/21	$16,391	$23,162	$17,468
4/21	$16,860	$24,356	$18,032
5/21	$17,022	$24,467	$18,199
6/21	$17,083	$25,071	$18,422
7/21	$17,252	$25,495	$18,587
8/21	$17,513	$26,222	$18,886
9/21	$17,014	$25,045	$18,327
10/21	$17,521	$26,739	$18,966
11/21	$17,214	$26,332	$18,683
12/21	$17,643	$27,369	$19,152
1/22	$16,934	$25,759	$18,345
2/22	$16,620	$25,110	$17,996
3/22	$16,516	$25,924	$18,094
4/22	$15,589	$23,598	$16,895
5/22	$15,549	$23,566	$16,939
6/22	$14,633	$21,595	$15,905
7/22	$15,471	$23,621	$16,832
8/22	$14,939	$22,739	$16,278
9/22	$13,867	$20,630	$15,022
10/22	$14,367	$22,322	$15,599
11/22	$15,222	$23,487	$16,525
12/22	$14,773	$22,112	$16,043
1/23	$15,629	$23,635	$16,969
2/23	$15,238	$23,083	$16,522
3/23	$15,444	$23,700	$16,938
4/23	$15,543	$23,952	$17,113
5/23	$15,305	$24,046	$16,957
6/23	$15,817	$25,688	$17,605
7/23	$16,137	$26,608	$18,032
8/23	$15,752	$26,095	$17,681
9/23	$15,099	$24,852	$17,030
10/23	$14,639	$24,193	$16,585
11/23	$15,748	$26,449	$17,846
12/23	$16,552	$27,852	$18,697
1/24	$16,491	$28,160	$18,731
2/24	$16,873	$29,685	$19,182
3/24	$17,273	$30,642	$19,641
4/24	$16,708	$29,294	$19,009
5/24	$17,204	$30,678	$19,639
6/24	$17,384	$31,628	$19,968
7/24	$17,838	$32,216	$20,399
8/24	$18,204	$32,917	$20,812
9/24	$18,492	$33,598	$21,217
10/24	$18,029	$33,351	$20,753
11/24	$18,623	$35,570	$21,416
12/24	$18,080	$34,483	$20,914
1/25	$18,525	$35,571	$21,403
2/25	$18,525	$34,890	$21,428
3/25	$17,974	$32,854	$20,863
4/25	$17,965	$32,634	$20,985
5/25	$18,527	$34,703	$21,735
6/25	$19,073	$36,466	$22,505
7/25	$19,064	$37,269	$22,697
8/25	$19,448	$38,131	$23,191
9/25	$20,077	$39,447	$23,797

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.93%	6.44%	7.21%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.93%	6.44%	7.21%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference1	12.16%	8.98%	9.05%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CMACX-TSR-AR

Calvert Moderate Allocation Fund

Class I CLAIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,020,478	$1,062,697	$1,033,525
3/16	$1,026,965	$1,072,987	$1,049,631
6/16	$1,034,394	$1,101,212	$1,068,890
9/16	$1,073,088	$1,149,640	$1,106,703
12/16	$1,091,733	$1,198,033	$1,112,745
3/17	$1,139,445	$1,266,839	$1,162,283
6/17	$1,177,740	$1,305,041	$1,197,463
9/17	$1,215,408	$1,364,699	$1,240,597
12/17	$1,260,904	$1,451,185	$1,290,406
3/18	$1,262,030	$1,441,831	$1,278,142
6/18	$1,265,212	$1,497,902	$1,293,026
9/18	$1,313,167	$1,604,611	$1,335,260
12/18	$1,199,801	$1,375,116	$1,223,868
3/19	$1,317,171	$1,568,230	$1,338,557
6/19	$1,364,167	$1,632,451	$1,386,665
9/19	$1,374,749	$1,651,428	$1,400,608
12/19	$1,457,388	$1,801,664	$1,483,917
3/20	$1,247,209	$1,425,122	$1,282,382
6/20	$1,429,042	$1,739,042	$1,463,820
9/20	$1,521,997	$1,899,164	$1,547,890
12/20	$1,683,411	$2,177,992	$1,706,206
3/21	$1,733,726	$2,316,228	$1,746,823
6/21	$1,811,337	$2,507,080	$1,842,216
9/21	$1,808,123	$2,504,530	$1,832,711
12/21	$1,880,225	$2,736,889	$1,915,184
3/22	$1,763,879	$2,592,424	$1,809,415
6/22	$1,567,083	$2,159,459	$1,590,516
9/22	$1,488,301	$2,063,048	$1,502,196
12/22	$1,589,730	$2,211,217	$1,604,262
3/23	$1,666,457	$2,369,989	$1,693,825
6/23	$1,710,663	$2,568,755	$1,760,452
9/23	$1,637,806	$2,485,172	$1,703,007
12/23	$1,798,507	$2,785,179	$1,869,678
3/24	$1,882,059	$3,064,235	$1,964,071
6/24	$1,898,799	$3,162,781	$1,996,816
9/24	$2,025,183	$3,359,795	$2,121,725
12/24	$1,985,163	$3,448,268	$2,091,444
3/25	$1,978,362	$3,285,442	$2,086,262
6/25	$2,103,937	$3,646,553	$2,250,504
9/25	$2,187,531	$3,944,702	$2,379,748

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	8.02%	7.52%	8.14%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference2	12.16%	8.98%	9.05%
Footnote	Description
Footnote[1]	Class I performance prior to 5/20/16 is linked to Class A. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CLAIX-TSR-AR

Calvert Moderate Allocation Fund

Class R6 CAMRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.12%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Moderate Allocation Blended Benchmark (the Blended Index):

↓ The Fund’s larger-than-Blended Index allocation to equity assets detracted from performance relative to the Blended Index during the period

↓ Equity manager performance was the largest detractor from returns, with broad underperformance witnessed in the final six months of the period

↓ Fund management’s selection of the Calvert Equity Fund underperformed and hurt performance over the period

↓ Within the equity market, exposures to small-cap and value stocks detracted from performance relative to the Blended Index during the period

↓ The Fund’s smaller-than-Blended Index allocation to fixed income assets detracted from performance during the period

↑ Allocation to the Calvert Emerging Markets Advancement Fund contributed, helping to partially offset some of the broad equity manager underperformance

↑ Fixed income manager performance modestly contributed to performance relative to the Blended Index during the period

↑ Fixed income manager selections, including allocations to the Calvert Bond Fund and Calvert Mortgage Access Fund contributed to performance during the period

↑ Within fixed income, overweight exposure to high yield and bank loans and broad underweight to duration contributed relative to the Blended Index during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Moderate Allocation Blended Benchmark
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,222,930	$5,394,926	$5,250,397
11/15	$5,201,699	$5,424,833	$5,238,854
12/15	$5,102,392	$5,313,486	$5,167,626
1/16	$4,914,739	$5,013,671	$4,989,766
2/16	$4,890,910	$5,012,057	$4,992,038
3/16	$5,134,825	$5,364,936	$5,248,156
4/16	$5,164,748	$5,398,185	$5,297,703
5/16	$5,209,633	$5,494,761	$5,324,446
6/16	$5,171,968	$5,506,059	$5,344,450
7/16	$5,324,967	$5,724,578	$5,505,510
8/16	$5,345,967	$5,739,180	$5,515,241
9/16	$5,365,439	$5,748,202	$5,533,514
10/16	$5,296,304	$5,623,837	$5,447,049
11/16	$5,383,474	$5,875,515	$5,485,453
12/16	$5,458,663	$5,990,165	$5,563,725
1/17	$5,537,137	$6,102,911	$5,654,535
2/17	$5,647,001	$6,329,888	$5,782,137
3/17	$5,697,224	$6,334,195	$5,811,413
4/17	$5,775,698	$6,401,336	$5,881,101
5/17	$5,860,450	$6,466,847	$5,961,319
6/17	$5,888,701	$6,525,207	$5,987,315
7/17	$5,976,592	$6,648,239	$6,091,009
8/17	$5,992,287	$6,661,048	$6,122,757
9/17	$6,077,039	$6,823,497	$6,202,987
10/17	$6,152,374	$6,972,400	$6,288,471
11/17	$6,249,682	$7,184,118	$6,383,004
12/17	$6,304,522	$7,255,923	$6,452,031
1/18	$6,518,626	$7,638,387	$6,649,719
2/18	$6,353,931	$7,356,839	$6,456,138
3/18	$6,310,152	$7,209,157	$6,390,712
4/18	$6,293,650	$7,236,557	$6,404,599
5/18	$6,346,455	$7,440,847	$6,474,776
6/18	$6,326,060	$7,489,509	$6,465,131
7/18	$6,458,404	$7,738,055	$6,590,016
8/18	$6,567,588	$8,009,798	$6,683,487
9/18	$6,565,835	$8,023,057	$6,676,298
10/18	$6,227,424	$7,432,297	$6,325,043
11/18	$6,326,956	$7,581,156	$6,406,036
12/18	$5,999,007	$6,875,582	$6,119,339
1/19	$6,362,584	$7,465,741	$6,471,377
2/19	$6,512,908	$7,728,305	$6,598,022
3/19	$6,585,857	$7,841,152	$6,692,786
4/19	$6,761,013	$8,154,264	$6,848,236
5/19	$6,529,807	$7,626,586	$6,618,230
6/19	$6,820,833	$8,162,253	$6,933,326
7/19	$6,859,488	$8,283,585	$6,969,260
8/19	$6,803,263	$8,114,721	$6,925,872
9/19	$6,873,746	$8,257,142	$7,003,042
10/19	$6,982,965	$8,434,892	$7,128,172
11/19	$7,134,462	$8,755,517	$7,262,913
12/19	$7,286,941	$9,008,322	$7,419,585
1/20	$7,279,625	$8,998,483	$7,425,180
2/20	$6,954,053	$8,261,748	$7,078,447
3/20	$6,236,047	$7,125,610	$6,411,908
4/20	$6,727,305	$8,069,327	$6,938,428
5/20	$6,998,597	$8,500,863	$7,167,132
6/20	$7,145,210	$8,695,208	$7,319,099
7/20	$7,424,262	$9,188,951	$7,610,668
8/20	$7,699,643	$9,854,639	$7,906,944
9/20	$7,609,983	$9,495,822	$7,739,449
10/20	$7,543,745	$9,290,872	$7,617,887
11/20	$8,132,525	$10,421,135	$8,266,793
12/20	$8,417,056	$10,889,962	$8,531,031
1/21	$8,394,110	$10,841,524	$8,495,346
2/21	$8,531,781	$11,180,400	$8,609,316
3/21	$8,668,630	$11,581,138	$8,734,113
4/21	$8,925,280	$12,178,136	$9,016,232
5/21	$9,017,214	$12,233,729	$9,099,446
6/21	$9,056,687	$12,535,400	$9,211,081
7/21	$9,152,626	$12,747,381	$9,293,338
8/21	$9,298,454	$13,110,908	$9,442,848
9/21	$9,040,616	$12,522,649	$9,163,554
10/21	$9,317,369	$13,369,488	$9,483,063
11/21	$9,163,617	$13,165,986	$9,341,290
12/21	$9,401,126	$13,684,446	$9,575,920
1/22	$9,026,531	$12,879,305	$9,172,482
2/22	$8,865,414	$12,554,885	$8,998,165
3/22	$8,819,916	$12,962,118	$9,047,076
4/22	$8,331,714	$11,798,868	$8,447,482
5/22	$8,319,610	$11,783,049	$8,469,617
6/22	$7,837,139	$10,797,295	$7,952,582
7/22	$8,294,339	$11,810,275	$8,416,055
8/22	$8,011,118	$11,369,524	$8,138,778
9/22	$7,444,214	$10,315,238	$7,510,981
10/22	$7,716,315	$11,161,149	$7,799,551
11/22	$8,187,417	$11,743,719	$8,262,306
12/22	$7,952,648	$11,056,084	$8,021,308
1/23	$8,421,661	$11,817,546	$8,484,345
2/23	$8,211,839	$11,541,338	$8,261,022
3/23	$8,333,406	$11,849,944	$8,469,122
4/23	$8,395,410	$11,976,197	$8,556,507
5/23	$8,275,535	$12,022,794	$8,478,684
6/23	$8,555,698	$12,843,776	$8,802,259
7/23	$8,738,441	$13,304,183	$9,016,117
8/23	$8,534,931	$13,047,363	$8,840,498
9/23	$8,192,592	$12,425,862	$8,515,037
10/23	$7,946,230	$12,096,468	$8,292,716
11/23	$8,555,872	$13,224,443	$8,922,953
12/23	$8,998,275	$13,925,893	$9,348,390
1/24	$8,976,242	$14,080,229	$9,365,585
2/24	$9,192,165	$14,842,400	$9,590,885
3/24	$9,417,879	$15,321,177	$9,820,357
4/24	$9,117,073	$14,647,018	$9,504,745
5/24	$9,395,761	$15,339,047	$9,819,297
6/24	$9,502,901	$15,813,904	$9,984,081
7/24	$9,760,697	$16,107,868	$10,199,617
8/24	$9,969,601	$16,458,516	$10,406,027
9/24	$10,132,623	$16,798,974	$10,608,624
10/24	$9,891,582	$16,675,610	$10,376,429
11/24	$10,226,361	$17,784,940	$10,708,011
12/24	$9,937,257	$17,241,339	$10,457,219
1/25	$10,187,623	$17,785,617	$10,701,534
2/25	$10,196,728	$17,444,774	$10,714,174
3/25	$9,900,208	$16,427,212	$10,431,312
4/25	$9,909,345	$16,317,002	$10,492,613
5/25	$10,224,580	$17,351,272	$10,867,275
6/25	$10,535,251	$18,232,766	$11,252,519
7/25	$10,544,424	$18,634,299	$11,348,644
8/25	$10,764,577	$19,065,532	$11,595,659
9/25	$10,950,710	$19,723,509	$11,898,739

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	8.07%	7.55%	8.15%
Russell 3000® Index	17.41%	15.73%	14.70%
Moderate Allocation Blended BenchmarkFootnote Reference2	12.16%	8.98%	9.05%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/22 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$392,436,340
# of Portfolio Holdings	22
Portfolio Turnover Rate	33%
Total Advisory Fees PaidFootnote Reference*	$0
Footnote	Description
Footnote*	Fund does not pay an advisory fee directly; the underlying funds in which the Fund invests do.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
International and Global Equity Funds	19.5%
Income Funds	33.4%
Domestic Equity Funds	46.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Calvert US Large-Cap Core Responsible Index Fund, Class R6	16.5%
Calvert Bond Fund, Class R6	14.3%
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	8.3%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	6.5%
Calvert Core Bond Fund, Class I	6.5%
Calvert International Responsible Index Fund, Class R6	5.8%
Calvert International Equity Fund, Class R6	5.5%
Calvert Focused Value Fund, Class R6	5.3%
Calvert Equity Fund, Class R6	5.0%
Calvert Mortgage Access Fund, Class I	4.0%
Total	77.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CAMRX-TSR-AR

Calvert Focused Value Fund

Class A CRFAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
4/22	$10,000	$10,000	$10,000
5/22	$9,608	$9,987	$10,194
6/22	$8,925	$9,151	$9,304
7/22	$9,551	$10,010	$9,921
8/22	$9,276	$9,636	$9,625
9/22	$8,575	$8,743	$8,781
10/22	$9,267	$9,460	$9,681
11/22	$9,835	$9,953	$10,286
12/22	$9,334	$9,370	$9,872
1/23	$9,893	$10,016	$10,383
2/23	$9,543	$9,782	$10,017
3/23	$9,324	$10,043	$9,971
4/23	$9,514	$10,150	$10,121
5/23	$9,277	$10,190	$9,731
6/23	$9,761	$10,886	$10,377
7/23	$10,102	$11,276	$10,742
8/23	$9,704	$11,058	$10,452
9/23	$9,248	$10,531	$10,049
10/23	$8,793	$10,252	$9,694
11/23	$9,476	$11,208	$10,426
12/23	$10,139	$11,803	$11,003
1/24	$9,842	$11,934	$11,015
2/24	$10,359	$12,580	$11,421
3/24	$10,885	$12,985	$11,992
4/24	$10,694	$12,414	$11,480
5/24	$11,028	$13,000	$11,844
6/24	$10,847	$13,403	$11,732
7/24	$11,267	$13,652	$12,332
8/24	$11,296	$13,949	$12,663
9/24	$11,583	$14,238	$12,839
10/24	$11,430	$14,133	$12,697
11/24	$12,157	$15,073	$13,508
12/24	$11,359	$14,613	$12,584
1/25	$11,788	$15,074	$13,167
2/25	$11,698	$14,785	$13,220
3/25	$11,299	$13,923	$12,853
4/25	$10,781	$13,829	$12,461
5/25	$11,339	$14,706	$12,899
6/25	$11,688	$15,453	$13,340
7/25	$11,658	$15,793	$13,416
8/25	$11,947	$16,159	$13,844
9/25	$12,191	$16,716	$14,051

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class A	5.21%	7.62%
Class A with 5.25% Maximum Sales Charge	(0.31)%	5.96%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
21.7%
Industrials
13.8%
Consumer Discretionary
12.4%
Health Care
11.4%
Consumer Staples
9.3%
Information Technology
8.8%
Materials
5.6%
Short-Term Investments
4.2%
Utilities
3.5%
Communication Services
3.5%
Real Estate
2.9%
Energy
2.9%

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CRFAX-TSR-AR

Calvert Focused Value Fund

Class C CRFCX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 1000® Value Index
4/22	$10,000	$10,000	$10,000
5/22	$10,130	$9,987	$10,194
6/22	$9,410	$9,151	$9,304
7/22	$10,060	$10,010	$9,921
8/22	$9,760	$9,636	$9,625
9/22	$9,020	$8,743	$8,781
10/22	$9,740	$9,460	$9,681
11/22	$10,330	$9,953	$10,286
12/22	$9,800	$9,370	$9,872
1/23	$10,380	$10,016	$10,383
2/23	$10,000	$9,782	$10,017
3/23	$9,770	$10,043	$9,971
4/23	$9,960	$10,150	$10,121
5/23	$9,700	$10,190	$9,731
6/23	$10,210	$10,886	$10,377
7/23	$10,560	$11,276	$10,742
8/23	$10,140	$11,058	$10,452
9/23	$9,660	$10,531	$10,049
10/23	$9,170	$10,252	$9,694
11/23	$9,880	$11,208	$10,426
12/23	$10,567	$11,803	$11,003
1/24	$10,256	$11,934	$11,015
2/24	$10,778	$12,580	$11,421
3/24	$11,319	$12,985	$11,992
4/24	$11,109	$12,414	$11,480
5/24	$11,459	$13,000	$11,844
6/24	$11,259	$13,403	$11,732
7/24	$11,690	$13,652	$12,332
8/24	$11,710	$13,949	$12,663
9/24	$12,011	$14,238	$12,839
10/24	$11,840	$14,133	$12,697
11/24	$12,582	$15,073	$13,508
12/24	$11,743	$14,613	$12,584
1/25	$12,180	$15,074	$13,167
2/25	$12,086	$14,785	$13,220
3/25	$11,659	$13,923	$12,853
4/25	$11,128	$13,829	$12,461
5/25	$11,691	$14,706	$12,899
6/25	$12,044	$15,453	$13,340
7/25	$12,013	$15,793	$13,416
8/25	$12,294	$16,159	$13,844
9/25	$12,534	$16,716	$14,051

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class C, with conversion to Class A after 8 years	4.35%	6.82%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.35%	6.82%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CRFCX-TSR-AR

Calvert Focused Value Fund

Class I CRFIX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index
4/22	$1,000,000	$1,000,000	$1,000,000
6/22	$942,000	$915,113	$930,369
9/22	$905,000	$874,257	$878,106
12/22	$986,653	$937,046	$987,173
3/23	$985,652	$1,004,329	$997,105
6/23	$1,032,731	$1,088,560	$1,037,732
9/23	$979,642	$1,053,140	$1,004,889
12/23	$1,073,723	$1,180,274	$1,100,329
3/24	$1,153,670	$1,298,529	$1,199,201
6/24	$1,149,622	$1,340,290	$1,173,226
9/24	$1,229,570	$1,423,778	$1,283,860
12/24	$1,205,537	$1,461,271	$1,258,428
3/25	$1,200,254	$1,392,270	$1,285,305
6/25	$1,243,573	$1,545,298	$1,333,981
9/25	$1,297,458	$1,671,644	$1,405,079

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class I	5.52%	7.90%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CRFIX-TSR-AR

Calvert Focused Value Fund

Class R6 CRFRX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Robert Half Inc. a staffing and consulting services company, detracted from returns as shares of the company have been impacted by weaker than expected jobs markets

↓ FMC Corp. dragged on performance as the company faced regulatory and pricing pressures and impacts of inventory destocking. The stock was sold by period-end

↓ United Parcel Service, Inc. hurt returns as it struggled with costs after reducing Amazon volumes. Ending import exemptions also reduced volume. The stock was sold by period end

↓ Not holding J.P. Morgan Chase & Co. hurt returns, as stock rose on strong trading and investment banking results amid a robust US economy and improving consumer health

↑ Interactive Brokers Group, Inc. aided returns as account and commission growth rose with global market interest on the firm’s automated platform. The stock was sold by period-end

↑ Micron Technology, Inc. a semiconductor maker, helped performance as AI growth has driven high demand for the company’s high bandwidth memory chips

↑ Intel Corporation helped due to shares soaring during the year as increased government funding and Nvidia’s announcement of a $ 5 billion investment in the firm rallied investors

↑ A position in Wells Fargo & Company was additive as the bank benefitted from removal of the federal reserves asset cap mid-year and focus on company expenses and headcount efficiency

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 1000® Value Index
4/22	$5,000,000	$5,000,000	$5,000,000
5/22	$5,070,000	$4,993,296	$5,097,198
6/22	$4,710,000	$4,575,564	$4,651,846
7/22	$5,045,000	$5,004,834	$4,960,322
8/22	$4,900,000	$4,818,057	$4,812,527
9/22	$4,525,000	$4,371,283	$4,390,530
10/22	$4,895,000	$4,729,754	$4,840,692
11/22	$5,195,000	$4,976,629	$5,143,195
12/22	$4,931,292	$4,685,231	$4,935,864
1/23	$5,226,969	$5,007,915	$5,191,642
2/23	$5,041,544	$4,890,866	$5,008,590
3/23	$4,926,280	$5,021,644	$4,985,525
4/23	$5,026,510	$5,075,146	$5,060,641
5/23	$4,906,234	$5,094,893	$4,865,463
6/23	$5,161,820	$5,442,800	$5,188,661
7/23	$5,347,244	$5,637,906	$5,371,120
8/23	$5,136,762	$5,529,074	$5,226,119
9/23	$4,896,211	$5,265,701	$5,024,446
10/23	$4,655,661	$5,126,114	$4,847,173
11/23	$5,016,487	$5,604,115	$5,212,891
12/23	$5,367,921	$5,901,368	$5,501,647
1/24	$5,215,999	$5,966,771	$5,507,343
2/24	$5,484,395	$6,289,756	$5,710,508
3/24	$5,762,919	$6,492,647	$5,996,003
4/24	$5,666,702	$6,206,959	$5,739,881
5/24	$5,843,945	$6,500,219	$5,921,835
6/24	$5,747,727	$6,701,450	$5,866,131
7/24	$5,975,611	$6,826,023	$6,166,018
8/24	$5,990,803	$6,974,616	$6,331,421
9/24	$6,147,789	$7,118,892	$6,419,301
10/24	$6,066,764	$7,066,614	$6,348,651
11/24	$6,451,634	$7,536,714	$6,754,068
12/24	$6,027,960	$7,306,353	$6,292,140
1/25	$6,255,330	$7,537,001	$6,583,372
2/25	$6,213,029	$7,392,563	$6,610,103
3/25	$6,001,522	$6,961,351	$6,426,526
4/25	$5,726,562	$6,914,647	$6,230,654
5/25	$6,027,960	$7,352,939	$6,449,444
6/25	$6,213,029	$7,726,489	$6,669,905
7/25	$6,197,166	$7,896,647	$6,708,202
8/25	$6,350,509	$8,079,390	$6,921,996
9/25	$6,482,701	$8,358,221	$7,025,395

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class R6	5.45%	7.88%
Russell 3000® Index	17.41%	16.19%
Russell 1000® Value Index	9.44%	10.44%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,676,996
# of Portfolio Holdings	36
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$213,637

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Energy	2.9%
Real Estate	2.9%
Communication Services	3.5%
Utilities	3.5%
Short-Term Investments	4.2%
Materials	5.6%
Information Technology	8.8%
Consumer Staples	9.3%
Health Care	11.4%
Consumer Discretionary	12.4%
Industrials	13.8%
Financials	21.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	4.4%
Bank of America Corp.	4.0%
Intel Corp.	4.0%
NextEra Energy, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Abbott Laboratories	3.4%
Wells Fargo & Co.	3.2%
Johnson Controls International PLC	3.2%
Reinsurance Group of America, Inc.	3.1%
Steel Dynamics, Inc.	3.1%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CRFRX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Edward Ramos, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2024 and September 30, 2025 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/24	%*	9/30/25	%*
Audit Fees	$245,200	0%	$250,200	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$245,200	0%	$250,200	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/24		Fiscal Year ended 9/30/25
$	%*	$	%*
$18,490	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Social Investment Fund
Annual Financial Statements and
Additional Information
September 30, 2025

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Social Investment Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments

Asset-Backed Securities — 4.6%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	1,699	$ 1,739,752
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	538	542,462
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	159,453
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)	67	66,510
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	750	771,077
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,722	1,751,239
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	229	230,389
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	248	250,645
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,682,391
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	240,121
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,018	946,221
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,601,366
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	937,219
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,505	1,509,300
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	110	110,489
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	746,212
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	157	155,629
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	996	970,214
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,092,897
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	245,351
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,062,347
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	925	924,340
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	64	63,932
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	906	855,545
Seris 2020-2A, Class A2, 3.237%, 1/20/51(1)	140	135,205
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	426	427,610
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	543	531,804
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	438	443,901
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,053	1,077,569
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,699	1,741,983
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	464	394,528
Security	Principal Amount* (000's omitted)	Value
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	330	$ 330,247
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	137	135,659
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	74	72,000
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,805	1,826,530
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	626	625,087
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	155	152,715
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.997%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	1,461	1,464,694
Series 2025-GT1, Class B, 7.697%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)	107	107,291
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	170	109,769
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	63	61,619
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	62	61,662
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	340	208,588
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)	110	112,069
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	263	247,909
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	570	509,257
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	73	64,666
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	60	52,245
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	153	128,959
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	221	182,579
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	762	649,495
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	174	119,106
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	32,139
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,608	1,612,596
Series 2025-1, Class A, 5.107%, 10/15/50(1)	300	301,710
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,628	1,544,266
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	758	770,045
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	191	188,377
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	475	464,953
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	883	899,459
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	897	895,812
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	266	260,266
Series 2021-C, Class A, 2.18%, 10/8/31(1)	2,281	2,238,906

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Oportun Issuance Trust: (continued)
Series 2021-C, Class B, 2.67%, 10/8/31(1)		237	$ 233,021
Series 2025-A, Class B, 5.30%, 2/8/33(1)		545	545,713
Series 2025-C, Class D, 5.91%, 7/8/33(1)		115	115,552
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		418	419,340
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		16	15,525
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		2	1,540
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		594	570,577
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,114	1,136,689
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,425	1,427,729
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	179,317
Seris 2025-1A, Class B, 5.727%, 8/15/50(1)		120	120,831
Service Experts Issuer LLC:
Series 2025-1A, Class A, 5.38%, 1/20/37(1)		794	798,666
Series 2025-1A, Class B, 7.62%, 1/20/37(1)		210	212,602
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		332	313,249
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		419	372,437
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,940	1,922,003
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		482	499,485
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,098	1,083,064
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		255	241,770
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	83,818
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		174	187,258
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		639	640,521
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		457	459,041
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		629	561,423
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,009	797,102
Series 2021-A, Class B, 3.15%, 2/20/48(1)		312	142,193
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,108	1,029,925
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,235	1,040,001
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		408	390,926
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		579	521,870
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,855	1,782,055
Security	Principal Amount* (000's omitted)		Value
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		215	$ 204,291
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		1,530	1,532,780
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		172	172,642
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		73	66,489
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		614	577,385
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,542	1,846,610
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		1,870	1,772,261
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		621	604,865
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		102	105,864
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		799	738,941
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		185	181,968
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		294	281,766
Series 2020-A, Class C, 6.657%, 3/15/45(1)		74	72,829
Total Asset-Backed Securities (identified cost $68,169,079)			$66,842,310

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$1,151	$ 1,123,827
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	253	257,215
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	301	303,785
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	451	458,860
Eagle Re Ltd., Series 2021-2, Class M1C, 7.806%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	186	187,398
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	120	123,874
Series 5402, Class BZ, 6.00%, 4/25/54	55	56,406
Series 5413, Class MZ, 6.00%, 5/25/54	103	106,988
Series 5483, Class FB, 5.786%, (30-day SOFR Average + 1.43%), 12/25/54(3)	1,818	1,828,151
Series 5529, Class AF, 5.356%, (30-day SOFR Average + 1.00%), 3/25/55(3)	1,371	1,372,297

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5556, Class FA, 5.506%, (30-day SOFR Average + 1.15%), 7/25/55(3)	$1,123	$ 1,124,788
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.621%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	240	270,396
Series 2020-DNA6, Class B1, 7.356%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	50	53,509
Series 2021-DNA2, Class B1, 7.756%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	150	167,533
Series 2021-DNA2, Class B2, 10.356%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	140	171,506
Series 2022-DNA2, Class M1A, 5.656%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	225	225,546
Federal National Mortgage Association, Series 2024-33, Class KF, 5.306%, (30-day SOFR Average + 0.95%), 1/25/54(3)	87	87,202
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.821%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	126	133,747
Series 2019-R05, Class 1B1, 8.571%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	148	151,438
Series 2019-R06, Class 2B1, 8.221%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	668	685,120
Series 2019-R07, Class 1B1, 7.871%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	217	222,430
Series 2020-R02, Class 2B1, 7.471%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	1,120	1,148,161
Series 2021-R01, Class 1B2, 10.356%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	395	410,769
Series 2021-R02, Class 2B1, 7.656%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	35	35,535
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	478,579
Series 2023-84, Class MW, 6.00%, 6/20/53	482	502,645
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,765
Series 2023-99, Class AL, 6.00%, 7/20/53	68	70,658
Series 2023-101, Class FM, 5.289%, (30-day SOFR Average + 0.90%), 7/20/53(3)	624	624,173
Series 2023-102, Class SG, 6.191%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	64	69,167
Series 2024-44, Class LM, 6.00%, 3/20/54	268	278,595
Series 2024-46, Class AL, 6.00%, 3/20/54	67	69,677
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,945,048
Series 2025-2, Class FB, 5.439%, (30-day SOFR Average + 1.05%), 12/20/54(3)	298	298,275
Home Re Ltd., Series 2021-1, Class M2, 7.321%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	57	57,509
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	57	57,697
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	220	221,768
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	374	380,405
Security	Principal Amount (000's omitted)	Value
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	$145	$ 145,824
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 7.358%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	200	202,036
Series 2025-GT1, Class A, 6.608%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	1,585	1,594,368
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	1,124	1,144,411
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	790	803,742
Triangle Re Ltd., Series 2021-3, Class B1, 9.306%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	175	180,084
Total Collateralized Mortgage Obligations (identified cost $19,534,766)		$ 19,901,907

Commercial Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)		100	$ 93,486
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)		1,605	1,415,358
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)		680	574,944
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)		1,215	869,307
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/30(1)(2)		171	171,598
BPR Trust, Series 2022-SSP, Class A, 7.15%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		830	834,601
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.215%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)		1,753	1,747,607
Series 2021-VOLT, Class C, 5.365%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)		425	424,038
Series 2021-VOLT, Class D, 5.915%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)		1,105	1,102,451
BX Trust, Series 2025-GW, Class E, 7.80%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		250	251,654
Caister Finance DAC:
Series 1A, Class B, 6.427%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	844	1,139,034
Series 1A, Class C, 6.817%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	137	184,707
CSMC Trust, Series 2021-BPNY, Class A, 7.98%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		1,812	1,722,267
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(2)		811	835,161
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.345%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)		1,023	1,023,689
Series 2021-ESH, Class C, 5.965%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)		1,592	1,593,963

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust: (continued)
Series 2021-ESH, Class D, 6.515%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	417	$ 418,045
Series 2025-ESH, Class E, (1 mo. SOFR + 3.35%), 10/15/42(1)(6)	130	130,325
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)	1,267	1,252,570
Series KSG1, Class A2, 1.503%, 9/25/30	704	624,879
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,135	1,126,017
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	413	405,988
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)	898	879,748
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	1,638	1,605,930
Series 2018-M13, Class A2, 3.875%, 9/25/30(2)	2,559	2,518,872
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,057	2,891,100
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,172,619
Series 2023-M1S, Class A2, 4.648%, 4/25/33(2)	2,397	2,402,029
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.721%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)	1,026	1,043,721
Series 2020-01, Class M10, 8.221%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,186	1,209,572
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.40%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)	115	115,704
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	872,842
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.841%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)	1,328	1,332,246
Series 2024-WLF2, Class D, 7.09%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)	213	214,525
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.792%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	830	832,410
Series 2024-DPLO, Class C, 6.69%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)	329	330,386
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.491%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)	266	266,866
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.40%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	567	567,169
Series 2025-STAY, Class D, 7.00%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)	1,710	1,712,404
Series 2025-STAY, Class E, 8.00%, (1 mo. SOFR + 3.85%), 3/15/42(1)(3)	129	129,283
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	23,094
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	225	3,541
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.091%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	886	889,058
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.591%, (1 mo. SOFR + 2.441%), 2/15/42(1)(3)	102	101,612
Security	Principal Amount (000’s omitted)	Value
NYC Trust, Series 2024-3ELV, Class A, 6.141%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	1,237	$ 1,244,529
ORL Trust:
Series 2024-GLKS, Class A, 5.643%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	1,514	1,516,597
Series 2024-GLKS, Class D, 6.941%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	539	541,343
Series 2024-GLKS, Class F, 8.589%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)	200	199,675
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 6.125%, 8/10/42(1)(2)	104	106,030
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.542%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	1,267	1,265,339
TX Trust:
Series 2024-HOU, Class A, 5.742%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	1,280	1,279,587
Series 2024-HOU, Class E, 8.538%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	215	216,458
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	782	826,344
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B, 6.013%, 9/15/40(1)(2)	100	100,604
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	683,031
Willowbrook Mall:
Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	930	941,423
Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(2)	100	94,414
Total Commercial Mortgage-Backed Securities (identified cost $50,841,923)		$49,071,794

Common Stocks — 62.3%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	30,600	$ 9,878,292
		$ 9,878,292
Beverages — 1.2%
Coca-Cola Co.	267,540	$ 17,743,253
		$ 17,743,253
Biotechnology — 1.2%
AbbVie, Inc.	74,300	$ 17,203,422
		$ 17,203,422
Broadline Retail — 3.1%
Amazon.com, Inc.(7)	208,930	$45,874,760
		$45,874,760

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Building Products — 0.3%
Carrier Global Corp.	72,600	$ 4,334,220
		$ 4,334,220
Capital Markets — 3.1%
Blue Owl Capital, Inc.	508,200	$ 8,603,826
Intercontinental Exchange, Inc.	92,700	15,618,096
S&P Global, Inc.	24,400	11,875,724
Tradeweb Markets, Inc., Class A	79,766	8,852,431
		$ 44,950,077
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	58,300	$10,249,140
		$10,249,140
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	166,400	$17,149,184
		$17,149,184
Electric Utilities — 0.7%
Constellation Energy Corp.	29,000	$9,543,030
		$9,543,030
Electrical Equipment — 2.3%
AMETEK, Inc.	61,100	$11,486,799
Eaton Corp. PLC	45,300	16,953,525
Siemens Energy AG(7)	49,600	5,831,924
		$34,272,248
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	100,200	$12,399,750
		$12,399,750
Energy — 0.0%†
Enviva LLC(7)(8)	6,779	$118,632
		$118,632
Energy Equipment & Services — 1.4%
Baker Hughes Co.	421,900	$20,554,968
		$20,554,968
Entertainment — 2.8%
Liberty Media Corp.-Liberty Formula One, Class C(7)	139,100	$14,528,995
Netflix, Inc.(7)	15,800	18,942,936
Spotify Technology SA(7)	10,000	6,980,000
		$40,451,931
Financial Services — 4.0%
Mr. Cooper Group, Inc.	105,240	$22,183,540
Shift4 Payments, Inc., Class A(7)(9)	169,700	13,134,780
Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	68,900	$ 23,521,082
		$ 58,839,402
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	86,600	$ 11,599,204
Hologic, Inc.(7)	145,300	9,806,297
		$ 21,405,501
Health Care Providers & Services — 1.5%
Humana, Inc.	31,700	$ 8,247,389
Quest Diagnostics, Inc.	44,800	8,537,984
UnitedHealth Group, Inc.	15,780	5,448,834
		$22,234,207
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	1,960	$10,582,569
Marriott International, Inc., Class A	38,800	10,105,072
		$20,687,641
Insurance — 1.8%
Allstate Corp.	66,200	$14,209,830
Arthur J. Gallagher & Co.	40,000	12,389,600
		$26,599,430
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A	21,700	$5,275,270
Alphabet, Inc., Class C	229,240	55,831,402
		$61,106,672
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	19,800	$9,603,396
		$9,603,396
Machinery — 0.5%
Parker-Hannifin Corp.	9,300	$7,050,795
		$7,050,795
Pharmaceuticals — 1.2%
Eli Lilly & Co.	22,200	$16,938,600
		$16,938,600
Professional Services — 0.8%
TransUnion	147,100	$12,324,038
		$12,324,038
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(7)	157,680	$13,303,462
FirstService Corp.(9)	50,000	9,524,500
		$22,827,962

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 10.3%
Analog Devices, Inc.	48,400	$ 11,891,880
Broadcom, Inc.	113,510	37,448,084
Lam Research Corp.	142,750	19,114,225
NVIDIA Corp.	438,400	81,796,672
		$ 150,250,861
Software — 7.4%
Fair Isaac Corp.(7)	4,170	$ 6,240,530
Microsoft Corp.	151,451	78,444,046
Palo Alto Networks, Inc.(7)	58,900	11,993,218
Synopsys, Inc.(7)	23,800	11,742,682
		$108,420,476
Specialty Retail — 1.6%
Burlington Stores, Inc.(7)	43,200	$10,994,400
TJX Cos., Inc.	85,900	12,415,986
		$23,410,386
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	238,708	$60,782,218
		$60,782,218
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(7)(8)(10)	1,088,825	$1,228,086
Neighborhood Bancorp, Class A(7)(8)(10)	10,000	9,400
		$1,237,486
Total Common Stocks (identified cost $471,791,583)		$908,441,978

Corporate Bonds — 9.9%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	924	$ 961,193
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)	189	189,692
8.00%, 7/1/30(1)	140	146,444
South32 Treasury Ltd., 4.35%, 4/14/32(1)	132	126,824
		$ 1,424,153
Communications — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	170	$ 166,738
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(11)	160	166,205
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	798	553,345
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital: (continued)
4.80%, 3/1/50	2,856	$ 2,263,504
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	159	167,069
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	155	161,171
8.00%, 8/1/29(1)	125	127,410
Zegona Finance PLC, 8.625%, 7/15/29(1)	573	611,007
		$ 4,216,449
Consumer, Cyclical — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	385	$385,497
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,342	1,343,299
5.308%, 10/20/31(1)	350	348,579
Bath & Body Works, Inc., 6.75%, 7/1/36	170	175,185
Champ Acquisition Corp., 8.375%, 12/1/31(1)	57	60,741
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	131	135,429
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	69	68,667
4.75%, 10/20/28(1)	1,092	1,098,595
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	120	111,770
Ford Motor Credit Co. LLC:
5.875%, 11/7/29	516	525,146
7.35%, 11/4/27	1,026	1,070,287
7.35%, 3/6/30	537	574,975
General Motors Financial Co., Inc.:
5.60%, 6/18/31	1,100	1,138,791
5.95%, 4/4/34	501	520,513
Lithia Motors, Inc., 3.875%, 6/1/29(1)	1,023	977,912
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	145	140,926
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,300	1,333,370
		$10,009,682
Consumer, Non-cyclical — 0.6%
Biogen, Inc., 6.45%, 5/15/55	1,293	$1,387,366
Centene Corp.:
2.50%, 3/1/31	1,094	943,071
3.375%, 2/15/30	472	434,505
4.625%, 12/15/29	575	557,883
Conservation Fund, 3.474%, 12/15/29	655	617,623
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	990,096
Ford Foundation, 2.415%, 6/1/50	1,095	660,705
Herc Holdings, Inc., 7.00%, 6/15/30(1)	160	166,327
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	151	163,712
10.00%, 6/1/32(1)(9)	125	131,401

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		180	$ 176,413
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53		2,046	1,978,631
Royalty Pharma PLC, 5.20%, 9/25/35		410	409,810
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		65	66,640
			$ 8,684,183
Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(12)		211	$ 203,430
			$ 203,430
Energy — 0.2%
Occidental Petroleum Corp., 5.375%, 1/1/32		240	$244,265
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		415	382,568
6.45%, 3/5/34(1)		441	428,051
6.95%, 3/5/54(1)		288	265,142
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		982	949,885
5.00%, 1/31/28(1)		1,047	1,040,224
			$3,310,135
Financial — 6.6%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		675	$703,629
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)		170	175,783
Ally Financial, Inc.:
4.70% to 5/15/26(11)(13)		280	273,138
5.543% to 1/17/30, 1/17/31(11)		766	780,729
American Assets Trust LP, 3.375%, 2/1/31		148	134,494
American International Group, Inc.:
4.85%, 5/7/30		474	485,207
5.45%, 5/7/35		801	834,933
American National Group, Inc.:
6.00%, 7/15/35		859	877,597
6.144%, 6/13/32(1)		442	464,012
7.00% to 12/1/30, 12/1/55(11)		820	846,013
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	798,513
Apollo Debt Solutions BDC, 5.875%, 8/30/30(1)		342	348,165
Apollo Global Management, Inc., 5.15%, 8/12/35		1,130	1,136,138
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(11)(12)	EUR	165	231,672
Athene Holding Ltd., 6.625%, 5/19/55		1,034	1,107,562
Azorra Finance Ltd., 7.75%, 4/15/30(1)		125	131,927
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(11)(13)		200	210,840
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(11)		800	780,777
4.175% to 3/24/27, 3/24/28(11)		200	199,745
5.294%, 8/18/27		400	407,768
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(11)		574	532,085
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
3.419% to 12/20/27, 12/20/28(11)	2,865	$ 2,821,781
3.824% to 1/20/27, 1/20/28(11)	2,322	2,311,579
5.819% to 9/15/28, 9/15/29(11)	314	328,426
5.933% to 9/15/26, 9/15/27(11)	1,030	1,047,255
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(11)	200	212,773
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(11)	1,885	2,025,883
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(11)	1,189	1,168,460
8.125% to 1/8/34, 1/8/39(1)(11)	1,299	1,417,204
8.45% to 6/29/33, 6/29/38(1)(11)	200	222,071
Belrose Funding Trust II, 6.792%, 5/15/55(1)	1,436	1,556,496
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	65	67,788
6.65%, 3/15/31	160	168,236
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	1,479,367
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(11)	339	351,479
7.75% to 8/16/29(1)(11)(13)	1,002	1,063,876
9.25% to 11/17/27(1)(11)(13)	445	479,513
Broadstone Net Lease LLC, 2.60%, 9/15/31	58	50,818
Brookfield Asset Management Ltd.:
5.795%, 4/24/35	2,484	2,603,587
6.077%, 9/15/55	922	957,373
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(11)	1,152	1,143,945
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(11)	340	361,494
6.84% to 9/13/33, 9/13/34(1)(11)	1,139	1,269,782
CI Financial Corp., 7.50%, 5/30/29(1)	2,114	2,253,866
Citadel LP, 6.375%, 1/23/32(1)	1,790	1,895,665
Citigroup, Inc., 4.00% to 12/10/25(11)(13)	1,100	1,097,060
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(11)	185	189,656
COPT Defense Properties LP, 2.75%, 4/15/31	190	172,111
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	460	447,787
Enact Holdings, Inc., 6.25%, 5/28/29	1,555	1,626,886
EPR Properties:
3.60%, 11/15/31	580	535,662
3.75%, 8/15/29	328	315,868
4.95%, 4/15/28	1,075	1,083,556
Essent Group Ltd., 6.25%, 7/1/29	242	253,655
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	166	170,126
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	862	895,595
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,759	2,492,722
6.75%, 3/15/54(1)	935	990,766
7.95%, 6/15/33(1)	57	66,102
7.95% to 7/15/29, 10/15/54(1)(11)	1,103	1,168,903
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	3,602	3,667,573

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		95	$ 94,093
3.75%, 9/15/30(1)(9)		116	107,051
Healthpeak OP LLC, 4.75%, 1/15/33		813	808,166
Intact Financial Corp., 5.459%, 9/22/32(1)		685	706,387
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)		333	334,224
8.248% to 11/21/32, 11/21/33(1)(11)		1,278	1,508,735
Jefferies Financial Group, Inc., 6.20%, 4/14/34		1,260	1,340,132
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(9)(11)		2,060	2,128,658
5.581% to 4/22/29, 4/22/30(11)		2,202	2,300,644
Jyske Realkredit AS:
3.50%, 10/1/56	DKK	5,512	837,604
4.00%, 10/1/56	DKK	8,800	1,390,252
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)		888	872,374
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		552	540,349
4.375%, 5/15/31(1)(9)		300	290,576
5.75%, 6/15/35		835	856,949
Marex Group PLC, 6.404%, 11/4/29		1,754	1,809,437
NMI Holdings, Inc., 6.00%, 8/15/29(9)		55	56,913
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	2,146	329,386
3.50%, 10/1/56	DKK	3,943	601,042
Nuveen LLC, 5.85%, 4/15/34(1)		1,021	1,075,031
Nykredit Realkredit AS:
3.50%, 4/1/53(12)	DKK	23,962	3,693,688
3.50%, 10/1/56(12)	DKK	10,048	1,531,643
Oaktree Strategic Credit Fund:
6.50%, 7/23/29		44	45,622
8.40%, 11/14/28		240	260,680
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,033	1,075,165
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(11)		345	360,104
Raymond James Financial, Inc.:
4.90%, 9/11/35		1,092	1,080,610
5.65%, 9/11/55		1,286	1,277,341
Realkredit Danmark AS, 3.50%, 10/1/56(12)	DKK	2,891	440,226
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,720	1,607,639
Royal Bank of Canada:
4.696% to 8/6/30, 8/6/31(11)		598	606,145
4.97% to 5/2/30, 5/2/31(11)		565	578,838
5.153% to 2/4/30, 2/4/31(11)		1,124	1,158,486
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(1)(11)		584	615,853
8.50% to 3/25/34(1)(11)(13)		218	236,074
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		551	552,408
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Stifel Financial Corp., 4.00%, 5/15/30	672	$ 658,913
Swedbank AB, 6.136%, 9/12/26(1)	1,227	1,250,305
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(11)	282	281,115
5.625%, 2/15/28	705	719,902
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(11)	650	675,025
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)	596	587,509
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(11)	1,998	2,114,485
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(11)	1,244	1,097,937
9.25% to 11/13/28(1)(11)(13)	270	298,537
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(11)	1,214	1,224,454
5.861% to 6/19/27, 6/19/32(1)(11)	200	203,166
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(11)	730	651,398
		$96,764,743
Government - Multinational — 0.6%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,142,664
European Investment Bank:
1.625%, 5/13/31	2,540	2,259,332
2.375%, 5/24/27	2,741	2,684,603
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,596,015
		$8,682,614
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	170	$174,521
Hexcel Corp., 5.875%, 2/26/35	475	497,020
Masterbrand, Inc., 7.00%, 7/15/32(1)	134	138,658
Reworld Holding Corp., 4.875%, 12/1/29(1)	180	169,448
Seaspan Corp., 5.50%, 8/1/29(1)	144	138,977
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	150	147,079
		$1,265,703
Technology — 0.6%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	170	$171,720
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	130	132,394
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,303	1,385,880
Kyndryl Holdings, Inc., 6.35%, 2/20/34(9)	1,247	1,333,232
McAfee Corp., 7.375%, 2/15/30(1)(9)	125	116,095
Oracle Corp.:
3.60%, 4/1/50	522	367,730
5.20%, 9/26/35	2,975	2,992,515
Playtika Holding Corp., 4.25%, 3/15/29(1)	150	137,855
Qorvo, Inc., 3.375%, 4/1/31(1)	800	735,738

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	836	$ 948,049
		$ 8,321,208
Utilities — 0.1%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	175	$ 179,489
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	424,021
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(11)	644	649,319
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	879,814
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	170	178,405
		$2,311,048
Total Corporate Bonds (identified cost $143,992,301)		$145,193,348

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(14)	65,000	$ 3,296,475
Total Exchange-Traded Funds (identified cost $3,307,200)		$ 3,296,475

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(7)	122	$ 3,080
		$ 3,080
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%	1,187	$ 29,924
		$ 29,924
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 426,309
Series A2, 6.375%	28,000	421,960
		$848,269
Venture Capital — 0.0%†
Lumni, Inc., Series B(7)(8)(10)	17,265	$33,192
Wind Harvest International, Inc.(7)(8)(10)	8,696	0
		$33,192
Security	Shares	Value
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc.:
5.50%	3,953	$ 90,326
6.25%	2,200	54,560
		$ 144,886
Total Preferred Stocks (identified cost $1,918,050)		$ 1,059,351

Senior Floating-Rate Loans — 0.7%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	$495	$ 494,356
		$ 494,356
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$478	$ 478,049
		$ 478,049
Consumer Finance — 0.0%†
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$495	$ 495,000
		$ 495,000
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	$740	$741,060
		$741,060
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	$740	$740,998
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	494	493,683
		$1,234,681
IT Services — 0.1%
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$740	$742,723
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	743	742,399
		$1,485,122
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$742	$742,444

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	$593	$ 594,680
		$ 1,337,124
Metals/Mining — 0.0%†
Zekelman Industries, Inc., Term Loan, 6.408%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$494	$ 494,969
		$ 494,969
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$495	$ 495,189
		$ 495,189
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$494	$493,784
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	495	496,190
McAfee LLC, Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	495	474,281
		$1,464,255
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$495	$494,550
		$494,550
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.885%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$495	$495,691
		$495,691
Total Senior Floating-Rate Loans (identified cost $9,737,043)		$9,710,046

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 4,098,430
4.375%, 2/28/34	461	471,098
		$ 4,569,528
Total Sovereign Government Bonds (identified cost $4,648,820)		$ 4,569,528
Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 702,364
San Francisco City and County, CA, 3.921%, 6/15/39	630	571,538
		$ 1,273,902
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 925,785
Social Bonds, 2.484%, 6/1/27	665	649,933
Social Bonds, 2.534%, 6/1/28	830	800,054
Social Bonds, 2.584%, 6/1/29	455	432,690
Social Bonds, 2.984%, 6/1/33	520	470,277
		$3,278,739
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$236,992
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	392,884
Green Bonds, 2.184%, 9/1/31	345	309,476
Green Bonds, 2.264%, 9/1/32	305	268,348
Green Bonds, 2.344%, 9/1/33	335	289,440
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	323,630
Green Bonds, 1.701%, 5/1/31	320	282,393
		$2,103,163
Total Taxable Municipal Obligations (identified cost $7,299,980)		$6,655,804

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 484,134
3.485%, 8/1/35	295	267,560
3.585%, 8/1/37	547	490,036
U.S. International Development Finance Corp., 3.52%, 9/20/32	474	463,090
Total U.S. Government Agencies and Instrumentalities (identified cost $1,942,419)		$ 1,704,820

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

U.S. Government Agency Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$174	$ 161,753
5.00%, with various maturities to 2054	5,577	5,535,789
5.50%, with various maturities to 2055	25,475	25,710,387
6.00%, 6/1/53	166	169,865
Federal National Mortgage Association:
2.00%, 4/1/51	453	373,477
2.68%, 7/1/26	598	591,956
3.00%, with various maturities to 2049	1,157	1,033,398
4.00%, with various maturities to 2048	1,036	994,788
5.50%, with various maturities to 2055	23,783	24,021,215
7.00%, 6/1/53	129	136,257
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,612	1,376,029
6.00%, with various maturities to 2053	810	838,075
6.50%, 6/20/53	896	933,631
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	570	537,292
5.00%, 30-Year, TBA(16)	43,076	42,724,490
5.50%, 30-Year, TBA(16)	25,425	25,640,516
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $131,713,828)		$130,778,918

U.S. Treasury Obligations — 7.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 627,110
1.875%, 2/15/41	2,040	1,434,973
1.875%, 2/15/51	116	66,285
1.875%, 11/15/51	1,002	567,030
2.00%, 2/15/50	1,316	787,261
2.00%, 8/15/51	7,338	4,300,899
2.25%, 2/15/52	1,804	1,119,396
2.375%, 2/15/42	19,320	14,322,837
2.75%, 8/15/47	62	44,965
2.875%, 8/15/45	33	25,085
2.875%, 5/15/49	815	594,759
2.875%, 5/15/52	648	462,535
3.00%, 5/15/45	1,544	1,202,028
3.00%, 8/15/52	720	526,767
3.125%, 5/15/48	450	347,115
3.375%, 8/15/42	44	37,506
3.625%, 2/15/53	3,022	2,499,218
3.625%, 5/15/53	613	506,455
3.875%, 2/15/43	1,517	1,377,270
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.875%, 5/15/43	$23	$ 20,840
4.00%, 11/15/52	3,091	2,736,018
4.25%, 2/15/54	816	753,429
4.50%, 2/15/44	1,681	1,644,556
4.50%, 11/15/54	1,575	1,516,922
4.75%, 2/15/45	2,106	2,119,656
5.375%, 2/15/31	105	113,072
5.50%, 8/15/28	425	447,063
U.S. Treasury Notes:
0.375%, 12/31/25	5,400	5,351,665
0.375%, 9/30/27	305	286,158
0.625%, 7/31/26	1,756	1,711,169
0.625%, 8/15/30	742	639,845
0.875%, 11/15/30	1	867
1.00%, 7/31/28	1,163	1,081,431
1.125%, 8/31/28	448	417,253
1.125%, 2/15/31	24	20,977
1.25%, 12/31/26	1,957	1,899,093
1.25%, 4/30/28	1,683	1,585,800
1.25%, 6/30/28	344	322,823
1.25%, 8/15/31	577	499,128
1.375%, 11/15/31	100	86,574
1.875%, 2/28/27	789	769,660
2.75%, 4/30/27	1,650	1,627,441
2.875%, 4/30/29	2,260	2,200,675
3.125%, 8/31/27	2,844	2,818,060
3.125%, 8/31/29	2,110	2,067,182
3.375%, 5/15/33	128	122,970
3.625%, 5/15/26	64	63,916
3.625%, 5/31/28	336	336,098
3.875%, 9/30/29	1,657	1,668,618
3.875%, 8/15/33	1	992
3.875%, 8/15/34	814	801,695
4.00%, 2/28/30	6,136	6,208,146
4.00%, 2/15/34	1,755	1,750,784
4.125%, 2/28/27	14,609	14,698,309
4.125%, 3/31/29	256	259,945
4.125%, 11/15/32	121	122,423
4.25%, 5/15/35	2,842	2,868,644
4.375%, 5/15/34	1,544	1,580,037
4.50%, 11/15/25	2,732	2,733,258
4.50%, 3/31/26	2,797	2,806,096
4.50%, 11/15/33	264	273,008
4.625%, 9/15/26	117	117,988
4.625%, 2/15/35	3,013	3,131,872
4.875%, 5/31/26	821	826,519
Total U.S. Treasury Obligations (identified cost $111,713,636)		$103,958,169

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
First Analysis Private Equity Fund IV LP(7)(8)(10)	$ 19,149
Solstice Capital LP(7)(8)(10)	22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 41,494

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(10)	$213,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 6.4%
Affiliated Fund — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(17)	77,108,998	$ 77,108,998
Total Affiliated Fund (identified cost $77,108,998)		$ 77,108,998
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(18)	16,913,493	$ 16,913,493
Total Securities Lending Collateral (identified cost $16,913,493)		$ 16,913,493
Total Short-Term Investments (identified cost $94,022,491)		$ 94,022,491
Total Investments — 105.9% (identified cost $1,120,633,119)		$1,545,248,433
Other Assets, Less Liabilities — (5.9)%		$ (86,542,924)
Net Assets — 100.0%		$1,458,705,509

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $161,246,049 or 11.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after September 30, 2025.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $1,430,804, which represents 0.1% of the net assets of the Fund as of September 30, 2025.
(9)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $19,279,969.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $6,100,659 or 0.4% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Affiliated fund (see Note 8).
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of September 30, 2025.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
DKK	384,921	USD	60,847	State Street Bank And Trust Company	12/17/25	$6	$ —
DKK	127,471	USD	20,150	State Street Bank And Trust Company	12/17/25	2	—
USD	181,252	CAD	249,102	Barclays Bank PLC	12/17/25	1,617	—
USD	480,235	DKK	3,026,203	JPMorgan Chase Bank, N.A.	12/17/25	1,823	—
USD	6,053,913	DKK	38,123,607	UBS AG	12/17/25	26,954	—
USD	2,100,104	DKK	13,225,091	UBS AG	12/17/25	9,350	—
USD	315,634	DKK	1,993,916	UBS AG	12/17/25	416	—
USD	1,529,741	EUR	1,292,000	Bank of America, N.A.	12/17/25	6,216	—
USD	540,967	EUR	456,894	Bank of America, N.A.	12/17/25	2,198	—
USD	1,142,097	GBP	842,219	JPMorgan Chase Bank, N.A.	12/17/25	9,282	—
USD	185,313	GBP	136,656	JPMorgan Chase Bank, N.A.	12/17/25	1,506	—
						$59,370	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	23	Long	12/31/25	$4,793,164	$2,664
U.S. 5-Year Treasury Note	902	Long	12/31/25	98,494,173	112,104
U.S. 10-Year Treasury Note	178	Long	12/19/25	20,025,000	72,185
U.S. Long Treasury Bond	208	Long	12/19/25	24,251,500	421,996
U.S. Ultra 10-Year Treasury Note	255	Long	12/19/25	29,344,922	15,837
U.S. 2-Year Treasury Note	(291)	Short	12/31/25	(60,643,945)	(43,193)
U.S. 10-Year Treasury Note	(19)	Short	12/19/25	(2,137,500)	(8,546)
U.S. Long Treasury Bond	(5)	Short	12/19/25	(582,969)	(11,413)
U.S. Ultra 10-Year Treasury Note	(37)	Short	12/19/25	(4,257,891)	(33,841)
U.S. Ultra-Long Treasury Bond	(206)	Short	12/19/25	(24,732,876)	(470,551)
					$57,242
Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$40,708
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	0
Learn Capital Venture Partners III LP, Common Stock	8/30/16 - 3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367

See Notes to Financial Statements.

Calvert
Balanced Fund
September 30, 2025
Schedule of Investments — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Neighborhood Bancorp, Class A, Common Stock	6/25/97	$100,001
Solstice Capital LP	6/26/01 - 6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000
		$1,230,318

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments

Asset-Backed Securities — 11.8%

Security	Principal Amount* (000's omitted)		Value
AASET:
Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,494	$ 3,614,854
Series 2025-1A, Class A, 5.943%, 2/16/50(1)		13,835	14,163,891
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)		4,892	4,935,943
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		5,510	5,664,846
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)		15,597	15,858,175
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,917,874
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,427	5,046,794
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,719,483
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	13,582,314
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,842,972
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)		13,445	13,483,418
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	5,036,932
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		4,394	4,348,463
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)		8,792	8,563,197
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,735,072
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,147,855
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,517,858
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		10,795	10,794,088
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		5,317	5,280,798
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		2,848	2,855,710
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,935	1,895,156
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		4,652	4,697,357
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)		3,921	3,975,385
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		8,944	9,149,359
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		2,037	2,062,706
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,455	12,768,773
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		2,790	2,372,766
Security	Principal Amount* (000's omitted)	Value
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,142	$ 1,142,104
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,275	1,259,689
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	485	475,529
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	13,300	13,458,645
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,575	3,572,345
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	3,372	3,380,960
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.997%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	11,167	11,195,236
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,614	1,368,074
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	462	456,301
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	31	30,897
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,287	1,215,241
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,986	3,562,132
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	452	398,285
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	379	329,431
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	922	776,940
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,149	948,786
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	60	58,792
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	12,167	12,200,405
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,551	9,061,205
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	6,000	6,094,063
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,276	2,228,533
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	6,388	6,507,270
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	7,757	7,750,691
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,714	1,679,898
Series 2021-B, Class B, 1.96%, 5/8/31(1)	459	450,854
Series 2021-C, Class A, 2.18%, 10/8/31(1)	13,632	13,378,563
Series 2025-A, Class A, 5.01%, 2/8/33(1)	1,751	1,753,734
Series 2025-A, Class B, 5.30%, 2/8/33(1)	4,687	4,693,128
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	3,279	3,287,665
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	77	76,289
Series 2021-5, Class C, 3.93%, 8/15/29(1)	861	850,323
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	10	9,561

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		3,030	$ 2,911,754
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		10,985	11,211,288
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		11,853	11,875,700
Series 2025-1A, Class A2A, 5.091%, 8/15/50(1)		3,945	3,962,158
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)		6,926	6,965,336
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		1,892	1,784,810
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		2,227	1,977,998
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		10,204	10,111,531
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		3,556	3,679,880
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		4,376	4,315,407
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		1,594	1,510,835
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		4,464	4,472,464
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		5,151	5,179,184
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)		1,518	1,411,623
Series 2021-B, Class A, 1.62%, 7/20/48(1)		7,603	6,669,298
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		2,697	2,404,708
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		761	601,323
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)		7,822	7,269,119
Series 2023-B, Class B, 5.60%, 8/22/50(1)		2,482	1,990,725
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		5,786	4,873,188
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		1,782	1,453,401
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,701	3,150,378
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		2,409	2,306,461
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		3,404	3,065,983
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		23,242	22,329,366
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		2,767	2,492,017
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		937	890,137
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		13,790	13,815,056
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		2,188	2,059,275
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	10,845	12,987,346
Security	Principal Amount* (000's omitted)	Value
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	$ 10,263,950
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,629,192
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,964	4,590,714
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,737	1,663,107
Series 2020-A, Class C, 6.657%, 3/15/45(1)	342	336,471
Total Asset-Backed Securities (identified cost $492,153,405)		$ 487,894,791

Collateralized Mortgage Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$6,746	$ 6,584,588
Champs Trust:
Series 2024-1, Class A, 8.978%, 7/25/59(1)(2)	6,265	6,509,132
Series 2024-2, Class A, 8.741%, 11/25/59(1)(2)	4,296	4,496,131
Series 2024-3, Class A, 8.293%, 1/25/60(1)(2)	4,645	4,851,126
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	2,120	2,140,347
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	3,184	3,239,066
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	738	760,939
Series 5483, Class FB, 5.786%, (30-day SOFR Average + 1.43%), 12/25/54(3)	13,823	13,897,472
Series 5529, Class AF, 5.356%, (30-day SOFR Average + 1.00%), 3/25/55(3)	9,132	9,137,142
Series 5556, Class FA, 5.506%, (30-day SOFR Average + 1.15%), 7/25/55(3)	9,398	9,416,834
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.621%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	2,905	3,272,922
Series 2021-DNA2, Class B1, 7.756%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	7,095	7,924,329
Series 2021-DNA2, Class B2, 10.356%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	4,000	4,900,159
Series 2022-DNA2, Class M1A, 5.656%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	1,514	1,520,940
Series 2022-DNA4, Class B2, 14.606%, (30-day SOFR Average + 10.25%), 5/25/42(1)(3)	9,638	10,805,012
Series 2022-HQA1, Class M1A, 6.456%, (30-day SOFR Average + 2.10%), 3/25/42(1)(3)	305	306,712
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.821%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	8,844	9,420,220
Series 2019-R06, Class 2B1, 8.221%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	16,342	16,750,057

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R07, Class 1B1, 7.871%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	$7,672	$ 7,849,995
Series 2020-R01, Class 1B1, 7.721%, (30-day SOFR Average + 3.364%), 1/25/40(1)(3)	3,000	3,083,400
Series 2020-R02, Class 2B1, 7.471%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	4,570	4,686,126
Series 2021-R01, Class 1B2, 10.356%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	10,132	10,538,414
Series 2021-R02, Class 2B1, 7.656%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	1,647	1,686,877
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,978,636
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,120,534
Series 2023-101, Class FM, 5.289%, (30-day SOFR Average + 0.90%), 7/20/53(3)	3,643	3,642,476
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,561,088
Series 2023-149, Class S, 8.284%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,156	1,294,430
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,039,534
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,560,199
Series 2025-2, Class FB, 5.439%, (30-day SOFR Average + 1.05%), 12/20/54(3)	3,441	3,448,245
Home Re Ltd., Series 2021-1, Class M2, 7.321%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	665	668,714
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	4,911	4,930,977
Series 2023-RTL4, Class A1, 7.628% to 10/25/25, 11/25/28(1)(4)	4,000	4,034,786
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,670	3,699,487
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	3,132	3,185,317
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 7.358%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	7,480	7,556,129
Series 2025-GT1, Class A, 6.608%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	5,195	5,225,706
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	8,249	8,397,364
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	5,420	5,512,781
Total Collateralized Mortgage Obligations (identified cost $206,531,893)		$211,634,343

Commercial Mortgage-Backed Securities — 8.5%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	5,390	$ 5,038,888
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	9,685	8,540,649
Security	Principal Amount (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)		4,805	$ 3,437,877
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.643%, (1 mo. SOFR + 1.493%), 11/15/41(1)(3)		4,875	4,892,177
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.04%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)		4,895	4,917,830
BPR Trust, Series 2022-SSP, Class A, 7.15%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		9,995	10,050,403
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.215%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)		10,255	10,225,917
Series 2021-VOLT, Class C, 5.365%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)		7,028	7,004,172
Series 2021-VOLT, Class D, 5.915%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)		6,114	6,098,122
BX Trust, Series 2025-GW, Class D, 6.90%, (1 mo. SOFR + 2.75%), 7/15/42(1)(3)		7,165	7,206,801
Caister Finance DAC, Series 1A, Class B, 6.427%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	7,307	9,861,281
CSMC Trust, Series 2021-BPNY, Class A, 7.98%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		12,555	11,932,847
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(2)		5,614	5,781,250
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.345%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)		11,126	11,134,834
Series 2021-ESH, Class B, 5.645%, (1 mo. SOFR + 1.494%), 7/15/38(1)(3)		4,960	4,964,762
Series 2021-ESH, Class C, 5.965%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)		10,864	10,876,605
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.768%, 3/25/29(2)		5,996	6,058,902
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		3,537	3,496,718
Series KSG1, Class A2, 1.503%, 9/25/30		4,386	3,893,069
Series KW06, Class A2, 3.80%, 6/25/28(2)		5,335	5,292,777
Series W5FX, Class AFX, 3.336%, 4/25/28(2)		1,896	1,865,903
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)		4,327	4,241,036
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)		4,834	4,738,911
Series 2018-M13, Class A2, 3.875%, 9/25/30(2)		12,296	12,104,580
Series 2019-M22, Class A2, 2.522%, 8/25/29		10,557	9,983,895
Series 2020-M1, Class A2, 2.444%, 10/25/29		13,443	12,578,173
Series 2023-M1S, Class A2, 4.648%, 4/25/33(2)		16,881	16,916,414
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.721%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		6,348	6,456,094
Series 2020-01, Class M10, 8.221%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		5,284	5,387,855
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		5,322	5,445,798

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.841%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)	14,792	$ 14,839,294
Series 2024-WOLF, Class A, 5.692%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	3,640	3,651,095
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.792%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	6,895	6,915,024
Series 2024-DPLO, Class C, 6.69%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)	1,955	1,963,785
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.491%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)	2,431	2,438,913
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.40%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	3,913	3,914,165
Series 2025-STAY, Class D, 7.00%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)	13,354	13,372,770
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	98,045
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	385	6,060
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.091%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	7,420	7,445,608
NYC Trust, Series 2024-3ELV, Class A, 6.141%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	12,031	12,104,230
ORL Trust:
Series 2024-GLKS, Class A, 5.643%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	13,396	13,418,977
Series 2024-GLKS, Class D, 6.941%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	4,757	4,777,678
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.542%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	10,331	10,317,454
TX Trust:
Series 2024-HOU, Class A, 5.742%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	4,740	4,738,470
Series 2024-HOU, Class E, 8.538%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	2,859	2,878,388
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	5,687	6,009,488
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.693%, (1 mo. SOFR + 1.542%), 8/15/42(1)(3)	8,660	8,667,643
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(2)	1,330	1,179,426
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	2,700	2,169,629
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	7,825	7,921,112
Total Commercial Mortgage-Backed Securities (identified cost $354,720,864)		$349,251,794

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,195,650
Uber Technologies, Inc., 0.00%, 12/15/25	1,290	1,574,445
		$ 2,770,095
Consumer, Non-cyclical — 0.1%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$1,000	$ 935,470
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	1,250	1,732,031
Jazz Investments I Ltd., 3.125%, 9/15/30(6)	1,205	1,432,745
Shift4 Payments, Inc., 0.50%, 8/1/27(6)	1,200	1,183,899
		$5,284,145
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(6)	$1,400	$1,368,500
		$1,368,500
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$1,416,112
Digital Realty Trust LP, 1.875%, 11/15/29(1)	1,065	1,120,913
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,272,500
		$3,809,525
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,222,650
Datadog, Inc., 0.00%, 12/1/29(1)(6)	1,230	1,220,775
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	900	1,005,193
Lumentum Holdings, Inc., 0.375%, 3/15/32(1)	1,200	1,380,600
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,248,981
Parsons Corp., 2.625%, 3/1/29	1,090	1,245,325
		$7,323,524
Total Convertible Bonds (identified cost $19,403,390)		$20,555,789

Corporate Bonds — 29.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(6)	5,108	$ 5,313,610
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,216	1,220,452
		$ 6,534,062
Communications — 0.7%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,025	$ 5,909,387

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	5,369	$ 3,722,942
4.80%, 3/1/50	19,119	15,152,641
Zegona Finance PLC, 8.625%, 7/15/29(1)	3,159	3,368,537
		$ 28,153,507
Consumer, Cyclical — 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,750	$ 2,754,051
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	10,853	10,863,503
5.308%, 10/20/31(1)	3,095	3,082,430
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	425	424,488
4.75%, 10/20/28(1)	7,579	7,624,771
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	8,000	7,451,335
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,145	1,142,472
5.875%, 11/7/29	4,583	4,664,236
7.35%, 11/4/27	6,678	6,966,251
General Motors Financial Co., Inc.:
5.60%, 6/18/31	7,500	7,764,485
5.95%, 4/4/34	4,343	4,512,155
Lithia Motors, Inc., 3.875%, 6/1/29(1)	4,650	4,445,053
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	9,565	9,810,529
		$71,505,759
Consumer, Non-cyclical — 1.6%
Biogen, Inc., 6.45%, 5/15/55	9,447	$10,136,461
Centene Corp.:
2.50%, 3/1/31	8,683	7,485,085
3.375%, 2/15/30	2,435	2,241,568
4.625%, 12/15/29	3,693	3,583,064
Conservation Fund, 3.474%, 12/15/29	3,965	3,738,744
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	5,928,964
Ford Foundation, 2.415%, 6/1/50(6)	6,560	3,958,195
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,041,889
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,350	6,884,594
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	16,129	15,597,917
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	894,093
Royalty Pharma PLC, 5.20%, 9/25/35	2,957	2,955,629
		$67,446,203
Energy — 0.7%
Occidental Petroleum Corp., 5.375%, 1/1/32	7,900	$8,040,399
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	2,385	2,198,612
6.45%, 3/5/34(1)	3,485	3,382,671
Security	Principal Amount* (000’s omitted)	Value
Energy (continued)
Raizen Fuels Finance SA: (continued)
6.95%, 3/5/54(1)	2,250	$ 2,071,425
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	5,004,789
5.00%, 1/31/28(1)	7,310	7,262,690
		$ 27,960,586
Financial — 19.1%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	6,167	$ 6,428,564
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	7,600	7,858,539
Ally Financial, Inc.:
4.70% to 5/15/26(7)(8)	8,577	8,366,800
5.543% to 1/17/30, 1/17/31(7)	993	1,012,094
American Assets Trust LP, 3.375%, 2/1/31	876	796,058
American International Group, Inc.:
4.85%, 5/7/30	4,000	4,094,573
5.45%, 5/7/35	13,171	13,728,961
American National Group, Inc.:
6.00%, 7/15/35	1,086	1,109,511
6.144%, 6/13/32(1)	7,312	7,676,137
7.00% to 12/1/30, 12/1/55(7)	5,857	6,042,802
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,772,176
Antares Holdings LP, 6.50%, 2/8/29(1)	7,312	7,477,694
Apollo Debt Solutions BDC, 5.875%, 8/30/30(1)	12,960	13,193,630
Apollo Global Management, Inc., 5.15%, 8/12/35	14,755	14,835,146
Athene Holding Ltd., 6.625%, 5/19/55	7,000	7,498,005
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(7)	1,200	1,198,468
5.294%, 8/18/27	2,800	2,854,379
9.625% to 11/21/28(7)(8)	4,000	4,487,688
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(7)	9,914	9,190,056
3.419% to 12/20/27, 12/20/28(7)	13,510	13,306,199
3.824% to 1/20/27, 1/20/28(7)	16,117	16,044,668
5.819% to 9/15/28, 9/15/29(7)	8,753	9,155,139
5.933% to 9/15/26, 9/15/27(7)	13,485	13,710,907
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(7)	13,055	14,030,718
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(7)	3,686	3,622,324
7.625% to 2/11/30, 2/11/35(1)(7)	500	527,250
8.125% to 1/8/34, 1/8/39(1)(7)	9,539	10,407,011
Belrose Funding Trust II, 6.792%, 5/15/55(1)	9,189	9,960,054
Blue Owl Credit Income Corp., 6.60%, 9/15/29	7,575	7,899,872
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	8,557,567
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(7)	3,075	3,188,198
7.75% to 8/16/29(1)(7)(8)	13,925	14,784,897
Broadstone Net Lease LLC, 2.60%, 9/15/31	3,193	2,797,631

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Brookfield Asset Management Ltd.:
5.795%, 4/24/35		19,486	$ 20,424,109
6.077%, 9/15/55		7,228	7,505,309
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(7)		7,532	7,479,336
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(7)		2,771	2,946,179
6.84% to 9/13/33, 9/13/34(1)(7)		12,070	13,455,896
CI Financial Corp., 7.50%, 5/30/29(1)		15,323	16,336,798
Citadel LP, 6.375%, 1/23/32(1)		13,747	14,558,498
Citigroup, Inc., 4.00% to 12/10/25(7)(8)		4,910	4,896,877
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(7)		2,115	2,168,229
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		3,115	3,032,299
Enact Holdings, Inc., 6.25%, 5/28/29		14,085	14,736,133
EPR Properties:
3.60%, 11/15/31		2,925	2,701,399
3.75%, 8/15/29		1,701	1,638,081
4.95%, 4/15/28		5,174	5,215,183
Essent Group Ltd., 6.25%, 7/1/29		2,140	2,243,065
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		3,700	3,791,956
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		6,056	6,292,019
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		17,346	15,671,896
6.75%, 3/15/54(1)		4,014	4,253,406
7.95%, 6/15/33(1)		356	412,849
7.95% to 7/15/29, 10/15/54(1)(7)		8,162	8,649,671
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		24,902	25,355,332
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		675	668,555
3.75%, 9/15/30(1)		2,344	2,163,165
Healthpeak OP LLC, 4.75%, 1/15/33		7,059	7,017,027
Intact Financial Corp., 5.459%, 9/22/32(1)		3,800	3,918,644
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)		2,208	2,216,119
8.248% to 11/21/32, 11/21/33(1)(7)		12,597	14,871,312
Jefferies Financial Group, Inc., 6.20%, 4/14/34		10,681	11,360,278
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(6)(7)		18,129	18,733,221
5.581% to 4/22/29, 4/22/30(7)		25,567	26,712,336
KKR & Co., Inc., 5.10%, 8/7/35		3,960	3,968,682
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)		11,471	11,269,143
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		5,068	4,961,027
4.375%, 5/15/31(1)		2,500	2,421,466
5.75%, 6/15/35		7,214	7,403,630
Marex Group PLC, 6.404%, 11/4/29		12,725	13,127,189
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	19,334	2,967,542
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Nordea Kredit Realkreditaktieselskab: (continued)
3.50%, 10/1/56	DKK	35,527	$ 5,415,472
Nuveen LLC, 5.85%, 4/15/34(1)		8,656	9,114,075
Nykredit Realkredit AS:
3.50%, 4/1/53(9)	DKK	179,207	27,624,353
3.50%, 10/1/56(9)	DKK	139,747	21,301,997
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		7,783	8,100,686
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(7)		2,810	2,933,025
Raymond James Financial, Inc.:
4.90%, 9/11/35		7,425	7,347,557
5.65%, 9/11/55		9,637	9,572,111
Realkredit Danmark AS, 3.50%, 10/1/56(9)	DKK	22,669	3,451,911
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		11,092	10,367,402
Royal Bank of Canada:
4.696% to 8/6/30, 8/6/31(7)		4,918	4,984,987
4.97% to 5/2/30, 5/2/31(6)(7)		5,135	5,260,763
5.153% to 2/4/30, 2/4/31(7)		9,799	10,099,644
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(6)(7)		1,797	1,675,035
6.10% to 4/13/32, 4/13/33(1)(7)		3,804	4,011,482
8.50% to 3/25/34(1)(7)(8)		7,629	8,261,505
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		3,093	3,100,904
Stifel Financial Corp., 4.00%, 5/15/30		3,572	3,502,438
Swedbank AB:
5.337%, 9/20/27(1)		1,575	1,613,650
6.136%, 9/12/26(1)		8,620	8,783,723
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)		5,311	5,294,330
5.625%, 2/15/28		5,130	5,238,436
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(6)(7)		3,629	3,768,715
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)		3,024	2,980,919
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)		13,487	14,273,302
UBS Group AG:
9.016% to 11/15/32, 11/15/33(1)(7)		2,382	2,985,409
9.25% to 11/13/33(1)(7)(8)		7,318	8,725,339
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)		6,342	6,396,612
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)		12,138	10,831,053
			$785,174,407
Government - Multinational — 2.8%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29		7,205	$7,304,274
4.25%, 3/13/34		14,385	14,551,433
European Investment Bank, 3.25%, 11/15/27		44,000	43,652,478
Inter-American Development Bank, 3.50%, 9/14/29		7,300	7,241,399

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Government - Multinational (continued)
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	$ 12,061,107
4.00%, 1/10/31	28,000	28,230,153
		$ 113,040,844
Industrial — 0.2%
Hexcel Corp., 5.875%, 2/26/35	3,545	$ 3,709,336
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	5,280	5,177,198
		$ 8,886,534
Technology — 1.8%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,000	$7,070,842
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	9,983	10,617,988
Kyndryl Holdings, Inc., 6.35%, 2/20/34(6)	10,495	11,220,744
Oracle Corp.:
3.60%, 4/1/50	3,780	2,662,874
5.20%, 9/26/35	24,255	24,397,795
Playtika Holding Corp., 4.25%, 3/15/29(1)	7,783	7,152,850
Qorvo, Inc., 3.375%, 4/1/31(1)	5,471	5,031,527
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	5,727	6,491,841
		$74,646,461
Utilities — 0.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	3,650	$3,743,626
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	2,429	2,182,089
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(6)(7)	4,569	4,606,741
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,999,918
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(6)	3,000	3,146,340
8.625%, 3/15/33(1)	2,500	2,623,610
		$21,302,324
Total Corporate Bonds (identified cost $1,182,312,343)		$1,204,650,687

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(10)	100,000	$ 5,071,500
Total Exchange-Traded Funds (identified cost $5,081,250)		$ 5,071,500

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$5,000	$ 5,061,300
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	3,500	3,547,040
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,608,340

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,311,096
Series A2, 6.375%	211,400	3,185,798
		$ 4,496,894
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 5.50%	18,414	$ 420,760
		$ 420,760
Total Preferred Stocks (identified cost $8,343,011)		$ 4,917,654

Senior Floating-Rate Loans — 1.7%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	$2,475	$ 2,471,780
		$ 2,471,780
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$2,389	$ 2,390,244
		$ 2,390,244
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,475	$ 2,475,000
		$ 2,475,000
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	$5,424	$5,427,033
		$5,427,033

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	$5,423	$ 5,426,332
HUB International Ltd., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,528	2,534,281
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	5,424	5,423,106
		$ 13,383,719
IT Services — 0.3%
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$5,422	$ 5,439,057
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	5,438	5,436,760
		$ 10,875,817
Life Sciences Tools & Services — 0.0%†
Avantor Funding, Inc., Term Loan, 6.263%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$314	$315,748
ICON Luxembourg SARL, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	745	746,964
PRA Health Sciences, Inc., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	186	186,106
		$1,248,818
Machinery — 0.2%
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$2,475	$2,474,814
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	5,325	5,344,682
		$7,819,496
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 6.408%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$2,469	$2,474,844
		$2,474,844
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$5,438	$5,439,656
		$5,439,656
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$2,469	$2,468,921
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	2,475	2,480,952
McAfee LLC, Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,475	2,371,404
		$7,321,277
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$2,475	$ 2,472,748
		$ 2,472,748
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.885%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$4,665	$ 4,671,673
		$ 4,671,673
Total Senior Floating-Rate Loans (identified cost $68,575,101)		$ 68,472,105

Sovereign Government Bonds — 1.0%

Security	Principal Amount* (000’s omitted)		Value
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		12,000	$ 11,673,667
4.375%, 2/28/34		22,344	22,833,453
			$ 34,507,120
Romania — 0.2%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	6,700	$ 7,673,457
			$ 7,673,457
Total Sovereign Government Bonds (identified cost $41,313,359)			$ 42,180,577

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$ 769,114
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,807,130
San Francisco City and County, CA, 3.921%, 6/15/39	3,085	2,798,721
		$ 7,374,965
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,510,151
Social Bonds, 2.484%, 6/1/27	3,980	3,889,825
Social Bonds, 2.534%, 6/1/28	4,980	4,800,326
Social Bonds, 2.584%, 6/1/29	2,715	2,581,874

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
Social Bonds, 2.984%, 6/1/33	$3,060	$ 2,767,401
Social Bonds, 3.034%, 6/1/34	2,195	1,956,052
		$ 21,505,629
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,026,963
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,279,643
Green Bonds, 2.184%, 9/1/31	1,985	1,780,611
Green Bonds, 2.264%, 9/1/32	1,780	1,566,094
Green Bonds, 2.344%, 9/1/33	1,945	1,680,482
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,914,813
Green Bonds, 1.701%, 5/1/31	1,925	1,698,768
		$11,947,374
Total Taxable Municipal Obligations (identified cost $44,758,403)		$40,827,968

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$3,105	$ 2,836,296
3.485%, 8/1/35	1,745	1,582,686
3.535%, 8/1/36	929	837,155
3.585%, 8/1/37	3,215	2,880,191
3.635%, 8/1/38	657	585,380
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,078	1,033,908
2.36%, 10/15/29	892	864,115
3.52%, 9/20/32	3,256	3,181,054
Total U.S. Government Agencies and Instrumentalities (identified cost $15,568,898)		$13,800,785

U.S. Government Agency Mortgage-Backed Securities — 26.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,071	$ 997,807
5.00%, with various maturities to 2054	51,093	50,718,771
5.50%, with various maturities to 2055	216,655	218,715,720
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.00%, 6/1/53	$1,155	$ 1,185,012
Federal National Mortgage Association:
2.00%, 4/1/51	2,908	2,400,377
2.68%, 7/1/26	2,761	2,732,104
3.00%, with various maturities to 2049	5,978	5,334,706
4.00%, with various maturities to 2048	5,976	5,735,716
5.00%, with various maturities to 2055	7,523	7,472,722
5.50%, with various maturities to 2055	191,452	193,368,710
Government National Mortgage Association II:
2.50%, with various maturities to 2051	14,499	12,393,834
6.00%, with various maturities to 2053	10,334	10,666,255
6.50%, with various maturities to 2053	3,210	3,348,864
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(15)	43,108	40,634,342
5.00%, 30-Year, TBA(15)	364,781	361,802,399
5.50%, 30-Year, TBA(15)	154,026	155,331,609
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,079,342,565)		$1,072,838,948

U.S. Treasury Obligations — 21.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	$4,960	$ 3,310,800
2.25%, 2/15/52	464	287,916
2.50%, 2/15/45	12,402	8,887,293
2.875%, 8/15/45	26,980	20,508,489
3.00%, 5/15/45	476	370,574
3.00%, 2/15/49	108,900	81,562,271
3.625%, 5/15/53	10,110	8,352,795
4.00%, 11/15/42	190,820	176,486,138
4.00%, 11/15/52	19,701	17,438,729
4.25%, 2/15/54	583	537,742
4.50%, 2/15/36	1,320	1,364,189
4.50%, 2/15/44	26,182	25,614,382
4.50%, 11/15/54	12,099	11,652,849
4.75%, 2/15/45	3,310	3,331,463
U.S. Treasury Notes:
0.50%, 4/30/27	1,102	1,049,332
0.625%, 5/15/30	3,277	2,849,262
0.875%, 11/15/30	858	744,080
1.125%, 2/15/31	4,882	4,267,078
1.25%, 8/15/31	813	703,277
3.625%, 5/31/28	1,179	1,179,345
3.75%, 12/31/28	8,000	8,026,875
3.875%, 8/15/34	891	877,531
4.00%, 2/28/30	11,482	11,617,003

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.00%, 2/15/34	$6,570	$ 6,554,217
4.125%, 2/28/27	105,461	106,105,713
4.125%, 7/31/28	1,007	1,020,473
4.25%, 5/15/35	62,465	63,050,609
4.25%, 8/15/35	333	335,732
4.375%, 8/31/28	11,566	11,803,193
4.375%, 5/15/34	30,998	31,721,488
4.50%, 5/31/29	50,518	51,943,752
4.625%, 9/15/26	20,485	20,658,001
4.625%, 2/15/35	1,795	1,865,818
4.875%, 11/30/25	157,420	157,610,998
4.875%, 4/30/26	25,700	25,852,060
4.875%, 5/31/26	6,895	6,941,346
Total U.S. Treasury Obligations (identified cost $876,960,017)		$876,482,813

Short-Term Investments — 7.0%
Affiliated Fund — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(16)	245,414,597	$ 245,414,597
Total Affiliated Fund (identified cost $245,414,597)		$ 245,414,597
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(17)	43,141,520	$ 43,141,520
Total Securities Lending Collateral (identified cost $43,141,520)		$ 43,141,520
Total Short-Term Investments (identified cost $288,556,117)		$ 288,556,117
Total Investments — 114.0% (identified cost $4,692,120,616)		$4,695,744,211
Other Assets, Less Liabilities — (14.0)%		$ (577,866,994)
Net Assets — 100.0%		$4,117,877,217

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $1,353,924,162 or 32.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2025.
(6)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $41,039,096.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $52,378,261 or 1.3% of the Fund's net assets.
(10)	Affiliated fund (see Note 8).
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $8,608,340, which represents 0.2% of the net assets of the Fund as of September 30, 2025.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

(15)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of September 30, 2025.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	5,901,000	USD	3,909,251	BNP Paribas	12/17/25	$ —	$(1,041)
AUD	363,996	USD	240,056	Citibank, N.A.	12/17/25	1,017	—
BRL	383,494	USD	70,697	BNP Paribas	12/17/25	81	—
BRL	61,151,765	USD	11,269,930	JPMorgan Chase Bank, N.A	12/17/25	16,247	—
CZK	2,583,827	USD	125,036	Goldman Sachs International	12/17/25	—	(195)
CZK	103,679,500	USD	5,032,863	UBS AG	12/17/25	—	(23,431)
DKK	3,469,235	USD	548,400	State Street Bank and Trust Company	12/17/25	51	—
EGP	29,242,199	USD	583,648	Citibank, N.A.	12/17/25	5,896	—
EGP	489,228,773	USD	9,798,293	JPMorgan Chase Bank, N.A	12/17/25	64,902	—
HUF	12,073,287	USD	36,060	Bank of America, N.A.	12/17/25	118	—
HUF	1,708,560,829	USD	5,114,326	UBS AG	12/17/25	5,504	—
INR	25,011,638	USD	280,408	BNP Paribas	12/17/25	—	(135)
INR	344,491,000	USD	3,901,591	JPMorgan Chase Bank, N.A	12/17/25	—	(41,342)
KRW	6,938,184,159	USD	5,048,890	JPMorgan Chase Bank, N.A	12/17/25	—	(90,348)
MXN	3,725,987	USD	200,352	Bank of America, N.A.	12/17/25	1,463	—
MXN	206,829,244	USD	11,154,936	JPMorgan Chase Bank, N.A	12/17/25	47,798	—
USD	3,792,664	CAD	5,212,418	Barclays Bank PLC	12/17/25	33,833	—
USD	4,325,224	DKK	27,255,430	JPMorgan Chase Bank, N.A	12/17/25	16,415	—
USD	46,301,729	DKK	291,578,196	UBS AG	12/17/25	206,151	—
USD	11,078,928	DKK	69,987,525	UBS AG	12/17/25	14,604	—
USD	16,934,774	EUR	14,302,898	Bank of America, N.A.	12/17/25	68,814	—
USD	9,887,802	GBP	7,291,582	JPMorgan Chase Bank, N.A	12/17/25	80,364	—
USD	4,987,930	KRW	6,931,726,964	Bank of America, N.A.	12/17/25	34,003	—
						$597,261	$(156,492)

See Notes to Financial Statements.

Calvert
Bond Fund
September 30, 2025
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	8,908	Long	12/31/25	$972,711,848	$640,001
U.S. Ultra 10-Year Treasury Note	2,025	Long	12/19/25	233,033,203	(14,315)
U.S. Long Treasury Bond	1,459	Long	12/19/25	170,110,282	2,889,819
U.S. 2-Year Treasury Note	(2,582)	Short	12/31/25	(538,084,767)	70,432
U.S. 10-Year Treasury Note	(145)	Short	12/19/25	(16,312,500)	14,784
U.S. Ultra-Long Treasury Bond	(978)	Short	12/19/25	(117,421,125)	(1,677,655)
					$1,923,066
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000
		$8,500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CZK	– Czech Republic Koruna
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Equity Fund
September 30, 2025
Schedule of Investments

Common Stocks — 96.6%

Security	Shares	Value
Capital Markets — 8.2%
Intercontinental Exchange, Inc.	666,545	$ 112,299,502
Moody's Corp.	126,422	60,237,554
MSCI, Inc.	132,986	75,457,586
S&P Global, Inc.	406,598	197,895,313
		$ 445,889,955
Chemicals — 7.3%
Air Products and Chemicals, Inc.	220,422	$ 60,113,488
Ecolab, Inc.	672,483	184,166,194
Linde PLC	328,201	155,895,475
		$400,175,157
Commercial Services & Supplies — 2.1%
Copart, Inc.(1)	1,182,151	$53,161,331
Veralto Corp.	594,212	63,348,941
		$116,510,272
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	30,608	$28,331,683
Dollar General Corp.	725,456	74,975,878
		$103,307,561
Containers & Packaging — 0.6%
Ball Corp.	633,499	$31,941,020
		$31,941,020
Electronic Equipment, Instruments & Components — 5.4%
Amphenol Corp., Class A	1,776,801	$219,879,124
TE Connectivity PLC	332,456	72,984,065
		$292,863,189
Financial Services — 11.3%
Fiserv, Inc.(1)	322,646	$41,598,749
Mastercard, Inc., Class A	445,497	253,403,148
PayPal Holdings, Inc.(1)	871,047	58,412,412
Visa, Inc., Class A	774,823	264,509,076
		$617,923,385
Health Care Equipment & Supplies — 2.8%
IDEXX Laboratories, Inc.(1)	185,230	$118,341,595
Intuitive Surgical, Inc.(1)	74,032	33,109,331
		$151,450,926
Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	381,303	$32,258,234
		$32,258,234
Security	Shares	Value
Insurance — 3.0%
Aon PLC, Class A	132,476	$ 47,238,292
Marsh & McLennan Cos., Inc.	584,427	117,779,573
		$ 165,017,865
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C	1,039,266	$ 253,113,234
		$ 253,113,234
IT Services — 4.5%
Gartner, Inc.(1)	344,347	$ 90,518,496
VeriSign, Inc.	553,141	154,641,629
		$245,160,125
Life Sciences Tools & Services — 13.7%
Agilent Technologies, Inc.	569,168	$73,052,713
Danaher Corp.	1,379,020	273,404,505
Revvity, Inc.(2)	452,515	39,662,940
Thermo Fisher Scientific, Inc.	548,307	265,939,861
West Pharmaceutical Services, Inc.	364,920	95,729,463
		$747,789,482
Machinery — 3.8%
IDEX Corp.	343,758	$55,950,052
Xylem, Inc.	1,025,609	151,277,328
		$207,227,380
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., Class A	447,436	$39,428,060
		$39,428,060
Pharmaceuticals — 3.4%
Zoetis, Inc.	1,269,956	$185,819,962
		$185,819,962
Professional Services — 5.4%
Equifax, Inc.	453,612	$116,365,086
Verisk Analytics, Inc.	711,460	178,939,305
		$295,304,391
Software — 8.7%
Adobe, Inc.(1)	145,945	$51,482,099
Intuit, Inc.	207,287	141,558,365
Microsoft Corp.	498,467	258,180,983
Tyler Technologies, Inc.(1)	45,125	23,607,595
		$474,829,042
Specialized REITs — 3.2%
American Tower Corp.	696,151	$133,883,760

See Notes to Financial Statements.

Calvert
Equity Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	428,493	$ 41,345,290
		$ 175,229,050
Specialty Retail — 4.6%
O'Reilly Automotive, Inc.(1)	523,843	$ 56,475,514
TJX Cos., Inc.	1,344,545	194,340,534
		$ 250,816,048
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	559,142	$ 38,988,971
		$38,988,971
Venture Capital — 0.0%†
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$187,162
Digital Directions International, Inc.(1)(3)(4)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	15,403
		$202,565
Total Common Stocks (identified cost $2,444,682,889)		$5,271,245,874

Preferred Stocks — 0.0%†

Security	Shares	Value
Venture Capital — 0.0%†
Sword Diagnostics(1)(3)(4)	1,264,108	$ 129,318
Total Preferred Stocks (identified cost $432,472)		$ 129,318

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund LP(1)(3)(4)	$ 1,780,725
Africa Renewable Energy Fund LP(1)(3)(4)	131,210
Arborview Capital Partners LP(1)(3)(4)	213,119
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(3)(4)	1,189
Coastal Ventures III LP(1)(3)(4)	391,274
Core Innovations Capital I LP(1)(3)(4)	3,170,701
Cross Culture Ventures I LP(1)(3)(4)	932,723
DBL Equity Fund BAEF II LP(1)(3)(4)	1,970,814
DBL Partners III LP(1)(3)(4)	1,982,372
First Analysis Private Equity Fund V LP(1)(3)(4)	535,804
Impact Ventures II LP(1)(3)(4)	0
LeapFrog Financial Inclusion Fund(1)(3)(4)	3,763
New Markets Education Partner LP(1)(3)(4)	18,530
New Markets Venture Partners II LP(1)(3)(4)	41,927
Owl Ventures LP(1)(3)(4)	981,820
Renewable Energy Asia Fund LP(1)(3)(4)	980
Security	Value
SJF Ventures III LP(1)(3)(4)	$ 296,304
Westly Capital Partners Fund II LP(1)(3)(4)	3,197
Total Venture Capital Limited Partnership Interests (identified cost $6,295,162)	$ 12,456,452

Short-Term Investments — 3.3%
Affiliated Fund — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(5)	177,814,014	$ 177,814,014
Total Affiliated Fund (identified cost $177,814,014)		$ 177,814,014
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(6)	3,199,286	$ 3,199,286
Total Securities Lending Collateral (identified cost $3,199,286)		$ 3,199,286
Total Short-Term Investments (identified cost $181,013,300)		$ 181,013,300
Total Investments — 100.1% (identified cost $2,632,423,823)		$5,464,844,944
Other Assets, Less Liabilities — (0.1)%		$ (7,156,032)
Net Assets — 100.0%		$5,457,688,912

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $18,258,722.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $12,788,335, which represents 0.2% of the net assets of the Fund as of September 30, 2025.
(5)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of September 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Equity Fund
September 30, 2025
Schedule of Investments — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08 - 8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15 - 12/6/23	786,621
Africa Renewable Energy Fund LP	4/17/14 - 7/18/22	997,030
Arborview Capital Partners LP	11/13/12 - 12/7/21	14,610
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16 - 10/27/23	317,917
Coastal Ventures III LP	7/30/12 - 1/9/19	10,836
Core Innovations Capital I LP	1/6/11 - 6/30/17	0
Cross Culture Ventures I LP	2/24/16 - 3/20/25	374,901
DBL Equity Fund BAEF II LP	3/30/11 - 8/2/16	564,959
DBL Partners III LP	1/16/15 - 4/28/22	870,896
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
First Analysis Private Equity Fund V LP	6/7/13 - 6/13/18	0
Impact Ventures II LP	9/8/10 - 2/5/18	593,449
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10 - 1/23/19	0
New Markets Education Partner LP	9/27/11 - 6/1/21	0
New Markets Venture Partners II LP	7/21/08 - 5/3/16	0
Owl Ventures LP	7/10/14 - 7/5/24	10,000
Renewable Energy Asia Fund LP	9/29/10 - 1/5/17	1,753,943
SJF Ventures III LP	2/6/12 - 7/14/17	0
Sword Diagnostics, Preferred	12/26/06 - 11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11 - 4/16/21	0
		$8,135,673

Abbreviations:
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Statements of Assets and Liabilities

	September 30, 2025
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,040,216,921, $4,433,124,769 and $2,454,609,809, respectively) - including $19,279,969, $41,039,096 and $18,258,722, respectively, of securities on loan	$1,464,842,960	$4,436,649,774	$5,287,030,930
Investments in securities of affiliated issuers, at value (identified cost $80,416,198, $258,995,847 and $177,814,014, respectively)	80,405,473	259,094,437	177,814,014
Receivable for variation margin on open futures contracts	54,601	122,150	—
Receivable for open forward foreign currency exchange contracts	59,370	597,261	—
Cash	2,241,382	17,737,372	167
Cash denominated in foreign currency, at value (cost $263, $153 and $0, respectively)	263	153	—
Deposits for forward commitment securities	330,000	2,040,000	—
Deposits for derivatives collateral:
Futures contracts	2,701,900	17,953,100	—
Forward foreign currency exchange contracts	—	210,000	—
Receivable for investments sold	14,133,767	112,981,785	—
Receivable for capital shares sold	892,836	4,991,875	1,893,363
Dividends and interest receivable	4,022,410	33,548,891	3,081,461
Dividends and interest receivable - affiliated	348,284	1,658,861	576,079
Securities lending income receivable	9,423	13,616	2,570
Tax reclaims receivable	8,746	—	—
Receivable from affiliate	—	288,248	—
Trustees' deferred compensation plan	467,006	726,046	1,607,066
Total assets	$1,570,518,421	$4,888,613,569	$5,472,005,650
Liabilities
Cash collateral due to brokers	$ —	$180,000	$ —
Payable for open forward foreign currency exchange contracts	—	156,492	—
Payable for investments purchased	9,097,406	44,543,972	—
Payable for when-issued/delayed delivery/forward commitment securities	83,123,465	671,058,101	—
Payable for capital shares redeemed	937,736	7,370,942	5,110,962
Distributions payable	—	1,100,752	—
Deposits for securities loaned	16,913,493	43,141,520	3,199,286
Payable to affiliates:
Investment advisory fee	445,482	928,440	1,952,619
Administrative fee	143,346	401,817	552,033
Distribution and service fees	225,913	67,452	493,843
Sub-transfer agency fee	37,485	19,960	60,831
Trustees' deferred compensation plan	467,006	726,046	1,607,066
Payable for transfer agency fees and expenses	168,755	636,074	754,384
Accrued expenses	252,825	404,784	585,714
Total liabilities	$111,812,912	$770,736,352	$14,316,738
Commitments and contingent liabilities (Note 10)
Net Assets	$1,458,705,509	$4,117,877,217	$5,457,688,912
Sources of Net Assets
Paid-in capital	$989,167,805	$4,360,178,410	$1,877,174,014
Distributable earnings (accumulated loss)	469,537,704	(242,301,193)	3,580,514,898
Net Assets	$1,458,705,509	$4,117,877,217	$5,457,688,912

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Statements of Assets and Liabilities — continued

	September 30, 2025
	Balanced Fund	Bond Fund	Equity Fund
Class A Shares
Net Assets	$939,439,719	$363,318,578	$1,991,828,519
Shares Outstanding	19,609,285	24,601,675	24,481,023
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.91	$14.77	$81.36
Maximum Offering Price Per Share (100 ÷ 94.75, 96.75 and 94.75, respectively, of net asset value per share)	$50.56	$15.27	$85.87
Class C Shares
Net Assets	$48,125,374	$9,769,212	$99,302,733
Shares Outstanding	1,049,393	666,225	2,901,968
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$45.86	$14.66	$34.22
Class I Shares
Net Assets	$336,186,062	$3,002,765,314	$2,710,340,881
Shares Outstanding	6,836,562	202,935,953	27,466,258
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$49.17	$14.80	$98.68
Class R6 Shares
Net Assets	$134,954,354	$742,024,113	$656,216,779
Shares Outstanding	2,746,399	50,199,746	6,670,075
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$49.14	$14.78	$98.38

On sales of $50,000 ($100,000 for Bond Fund) or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Statements of Operations

	Year Ended September 30, 2025
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $28,526, $60,775 and $0, respectively)	$7,062,388	$540,706	$54,971,009
Dividend income - affiliated issuers	3,884,279	17,330,049	7,479,880
Interest income	20,718,217	176,346,623	4,786
Interest income - affiliated issuers	—	425,486	—
Securities lending income, net	53,221	233,528	3,652
Other income	58,753	343,514	—
Total investment income	$31,776,858	$195,219,906	$62,459,327
Expenses
Investment advisory fee	$5,328,078	$11,079,830	$25,661,990
Administrative fee	1,663,912	4,543,378	7,251,837
Distribution and service fees:
Class A	2,177,745	691,742	5,157,483
Class C	501,833	99,515	1,107,080
Trustees' fees and expenses	76,382	207,572	329,651
Custodian fees	46,150	91,170	101,609
Transfer agency fees and expenses	1,116,351	2,929,617	4,264,613
Accounting fees	368,610	619,504	855,298
Professional fees	130,165	187,738	242,842
Registration fees	86,563	52,696	120,938
Reports to shareholders	106,200	224,728	433,187
Miscellaneous	81,899	323,054	231,921
Total expenses	$11,683,888	$21,050,544	$45,758,449
Waiver and/or reimbursement of expenses by affiliates	$(130,241)	$(1,116,812)	$(250,084)
Net expenses	$11,553,647	$19,933,732	$45,508,365
Net investment income	$20,223,211	$175,286,174	$16,950,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$56,165,970	$6,187,036	$886,776,232
Futures contracts	(1,501,815)	(23,020,621)	—
Foreign currency transactions	(21,944)	(126,056)	—
Forward foreign currency exchange contracts	(80,656)	1,235,532	—
Net realized gain (loss)	$54,561,555	$(15,724,109)	$886,776,232
Change in unrealized appreciation (depreciation):
Investment securities	$60,406,077	$(6,047,221)	$(747,986,021)
Investment securities - affiliated issuers	(12,291)	(18,180)	—
Futures contracts	(5,871)	1,410,078	—
Foreign currency	230	(3,628)	—
Forward foreign currency exchange contracts	65,362	496,945	—
Net change in unrealized appreciation (depreciation)	$60,453,507	$(4,162,006)	$(747,986,021)
Net realized and unrealized gain (loss)	$115,015,062	$(19,886,115)	$138,790,211
Net increase in net assets from operations	$135,238,273	$155,400,059	$155,741,173

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30, 2025
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$20,223,211	$175,286,174	$16,950,962
Net realized gain (loss)	54,561,555	(15,724,109)	886,776,232
Net change in unrealized appreciation (depreciation)	60,453,507	(4,162,006)	(747,986,021)
Net increase in net assets from operations	$135,238,273	$155,400,059	$155,741,173
Distributions to shareholders:
Class A	$(45,477,521)	$(15,360,180)	$(170,488,824)
Class C	(2,328,787)	(362,338)	(20,505,338)
Class I	(15,977,239)	(127,060,563)	(237,560,838)
Class R6	(6,163,071)	(32,595,823)	(49,743,021)
Total distributions to shareholders	$(69,946,618)	$(175,378,904)	$(478,298,021)
Capital share transactions:
Class A	$(638,150)	$22,371,022	$(129,294,306)
Class C	(7,829,157)	(141,036)	(9,960,611)
Class I	31,790,899	384,943,494	(919,849,270)
Class R6	22,575,198	101,569,019	(80,068,350)
Net increase (decrease) in net assets from capital share transactions	$45,898,790	$508,742,499	$(1,139,172,537)
Net increase (decrease) in net assets	$111,190,445	$488,763,654	$(1,461,729,385)
Net Assets
At beginning of year	$1,347,515,064	$3,629,113,563	$6,919,418,297
At end of year	$1,458,705,509	$4,117,877,217	$5,457,688,912

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,093,688	$144,658,856	$23,143,917
Net realized gain (loss)	50,452,884	(44,069,572)	465,074,867
Net change in unrealized appreciation (depreciation)	235,637,916	279,685,144	1,116,619,851
Net increase in net assets from operations	$305,184,488	$380,274,428	$1,604,838,635
Distributions to shareholders:
Class A	$(12,356,329)	$(14,332,061)	$(38,765,254)
Class C	(425,924)	(351,212)	(4,551,157)
Class I	(4,325,537)	(102,861,831)	(65,350,307)
Class R6	(1,607,609)	(26,587,366)	(13,284,481)
Total distributions to shareholders	$(18,715,399)	$(144,132,470)	$(121,951,199)
Capital share transactions:
Class A	$(22,857,669)	$14,850,249	$(217,662,652)
Class C	(8,737,772)	(432,452)	(18,168,820)
Class I	12,843,476	581,945,526	(750,712,555)
Class R6	12,327,763	123,992,438	(84,520,827)
Net increase (decrease) in net assets from capital share transactions	$(6,424,202)	$720,355,761	$(1,071,064,854)
Net increase in net assets	$280,044,887	$956,497,719	$411,822,582
Net Assets
At beginning of year	$1,067,470,177	$2,672,615,844	$6,507,595,715
At end of year	$1,347,515,064	$3,629,113,563	$6,919,418,297

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights

	Balanced Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$45.77	$36.00	$33.56	$42.36	$37.18
Income (Loss) From Operations
Net investment income(1)	$0.64	$0.64	$0.57	$0.40	$0.30
Net realized and unrealized gain (loss)	3.82	9.76	3.12	(5.91)	5.77
Total income (loss) from operations	$4.46	$10.40	$3.69	$(5.51)	$6.07
Less Distributions
From net investment income	$(0.63)	$(0.63)	$(0.91)	$(0.41)	$(0.30)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(2.32)	$(0.63)	$(1.25)	$(3.29)	$(0.89)
Net asset value — End of year	$47.91	$45.77	$36.00	$33.56	$42.36
Total Return(2)	10.12%	29.02%	11.11%	(14.40)%	16.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$939,440	$898,875	$728,372	$688,402	$823,892
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.90%	0.90%	0.92%	0.91%	0.90%
Net expenses	0.90%(4)	0.90%(4)	0.92%(4)	0.91%(4)	0.90%
Net investment income	1.40%	1.54%	1.57%	1.03%	0.73%
Portfolio Turnover	164%(5)	153%(5)	106%(5)	85%(5)	95%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Balanced Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$43.91	$34.56	$32.27	$40.85	$35.90
Income (Loss) From Operations
Net investment income (loss)(1)	$0.28	$0.31	$0.28	$0.10	$(0.01)
Net realized and unrealized gain (loss)	3.66	9.37	3.00	(5.68)	5.56
Total income (loss) from operations	$3.94	$9.68	$3.28	$(5.58)	$5.55
Less Distributions
From net investment income	$(0.30)	$(0.33)	$(0.65)	$(0.12)	$(0.01)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(1.99)	$(0.33)	$(0.99)	$(3.00)	$(0.60)
Net asset value — End of year	$45.86	$43.91	$34.56	$32.27	$40.85
Total Return(2)	9.28%	28.07%	10.25%	(15.05)%	15.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,125	$53,977	$50,105	$51,250	$67,292
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.65%	1.66%	1.68%	1.67%	1.66%
Net expenses	1.65%(4)	1.66%(4)	1.68%(4)	1.67%(4)	1.66%
Net investment income (loss)	0.64%	0.78%	0.81%	0.26%	(0.03)%
Portfolio Turnover	164%(5)	153%(5)	106%(5)	85%(5)	95%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Balanced Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$46.92	$36.88	$34.35	$43.28	$37.97
Income (Loss) From Operations
Net investment income(1)	$0.77	$0.75	$0.67	$0.50	$0.40
Net realized and unrealized gain (loss)	3.91	10.02	3.20	(6.05)	5.90
Total income (loss) from operations	$4.68	$10.77	$3.87	$(5.55)	$6.30
Less Distributions
From net investment income	$(0.74)	$(0.73)	$(1.00)	$(0.50)	$(0.40)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(2.43)	$(0.73)	$(1.34)	$(3.38)	$(0.99)
Net asset value — End of year	$49.17	$46.92	$36.88	$34.35	$43.28
Total Return(2)	10.38%	29.35%	11.37%	(14.20)%	16.75%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$336,186	$288,263	$215,983	$211,957	$315,744
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.65%	0.66%	0.68%	0.67%	0.66%
Net expenses	0.65%(4)	0.66%(4)	0.68%(4)	0.67%(4)	0.66%
Net investment income	1.65%	1.78%	1.81%	1.25%	0.96%
Portfolio Turnover	164%(5)	153%(5)	106%(5)	85%(5)	95%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Balanced Fund — Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$46.88	$36.85	$34.33	$43.27	$37.95
Income (Loss) From Operations
Net investment income(1)	$0.79	$0.78	$0.69	$0.57	$0.42
Net realized and unrealized gain (loss)	3.92	10.00	3.19	(6.10)	5.91
Total income (loss) from operations	$4.71	$10.78	$3.88	$(5.53)	$6.33
Less Distributions
From net investment income	$(0.76)	$(0.75)	$(1.02)	$(0.53)	$(0.42)
From net realized gain	(1.69)	—	(0.34)	(2.88)	(0.59)
Total distributions	$(2.45)	$(0.75)	$(1.36)	$(3.41)	$(1.01)
Net asset value — End of year	$49.14	$46.88	$36.85	$34.33	$43.27
Total Return(2)	10.45%	29.42%	11.42%	(14.14)%	16.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$134,954	$106,400	$73,010	$51,544	$11,184
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.60%	0.61%	0.62%	0.61%	0.61%
Net expenses	0.60%(4)	0.61%(4)	0.62%(4)	0.61%(4)	0.61%
Net investment income	1.71%	1.83%	1.87%	1.51%	1.01%
Portfolio Turnover	164%(5)	153%(5)	106%(5)	85%(5)	95%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Bond Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.87	$13.77	$14.02	$16.91	$17.01
Income (Loss) From Operations
Net investment income(1)	$0.64	$0.64	$0.54	$0.35	$0.31
Net realized and unrealized gain (loss)	(0.10)	1.10	(0.25)	(2.69)	0.12
Total income (loss) from operations	$0.54	$1.74	$0.29	$(2.34)	$0.43
Less Distributions
From net investment income	$(0.64)	$(0.64)	$(0.54)	$(0.35)	$(0.32)
From net realized gain	—	—	—	(0.20)	(0.21)
Total distributions	$(0.64)	$(0.64)	$(0.54)	$(0.55)	$(0.53)
Net asset value — End of year	$14.77	$14.87	$13.77	$14.02	$16.91
Total Return(2)	3.82%	12.93%	2.03%	(14.15)%	2.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$363,319	$343,120	$303,884	$305,654	$375,792
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.75%	0.75%	0.76%	0.75%	0.74%
Net expenses	0.72%(4)	0.73%(4)	0.73%(4)	0.73%(4)	0.73%
Net investment income	4.44%	4.51%	3.80%	2.21%	1.84%
Portfolio Turnover	326%(5)	320%(5)	209%(5)	122%(5)	163%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Bond Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.77	$13.67	$13.92	$16.79	$16.89
Income (Loss) From Operations
Net investment income(1)	$0.52	$0.53	$0.42	$0.22	$0.18
Net realized and unrealized gain (loss)	(0.11)	1.09	(0.24)	(2.66)	0.12
Total income (loss) from operations	$0.41	$1.62	$0.18	$(2.44)	$0.30
Less Distributions
From net investment income	$(0.52)	$(0.52)	$(0.43)	$(0.23)	$(0.19)
From net realized gain	—	—	—	(0.20)	(0.21)
Total distributions	$(0.52)	$(0.52)	$(0.43)	$(0.43)	$(0.40)
Net asset value — End of year	$14.66	$14.77	$13.67	$13.92	$16.79
Total Return(2)	2.92%	12.09%	1.21%	(14.83)%	1.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,769	$9,997	$9,684	$9,289	$13,768
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.55%	1.55%	1.56%	1.55%	1.54%
Net expenses	1.52%(4)	1.53%(4)	1.53%(4)	1.53%(4)	1.53%
Net investment income	3.64%	3.70%	3.00%	1.39%	1.05%
Portfolio Turnover	326%(5)	320%(5)	209%(5)	122%(5)	163%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Bond Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.90	$13.80	$14.05	$16.94	$17.04
Income (Loss) From Operations
Net investment income(1)	$0.67	$0.68	$0.57	$0.38	$0.35
Net realized and unrealized gain (loss)	(0.10)	1.09	(0.25)	(2.68)	0.12
Total income (loss) from operations	$0.57	$1.77	$0.32	$(2.30)	$0.47
Less Distributions
From net investment income	$(0.67)	$(0.67)	$(0.57)	$(0.39)	$(0.36)
From net realized gain	—	—	—	(0.20)	(0.21)
Total distributions	$(0.67)	$(0.67)	$(0.57)	$(0.59)	$(0.57)
Net asset value — End of year	$14.80	$14.90	$13.80	$14.05	$16.94
Total Return(2)	4.03%	13.14%	2.24%	(13.95)%	2.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,002,765	$2,632,248	$1,882,715	$1,668,531	$1,709,504
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55%	0.55%	0.56%	0.55%	0.54%
Net expenses	0.52%(4)	0.53%(4)	0.53%(4)	0.53%(4)	0.53%
Net investment income	4.63%	4.71%	4.01%	2.43%	2.04%
Portfolio Turnover	326%(5)	320%(5)	209%(5)	122%(5)	163%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Bond Fund — Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$14.88	$13.78	$14.03	$16.93	$17.03
Income (Loss) From Operations
Net investment income(1)	$0.68	$0.68	$0.58	$0.40	$0.36
Net realized and unrealized gain (loss)	(0.10)	1.10	(0.25)	(2.70)	0.12
Total income (loss) from operations	$0.58	$1.78	$0.33	$(2.30)	$0.48
Less Distributions
From net investment income	$(0.68)	$(0.68)	$(0.58)	$(0.40)	$(0.37)
From net realized gain	—	—	—	(0.20)	(0.21)
Total distributions	$(0.68)	$(0.68)	$(0.58)	$(0.60)	$(0.58)
Net asset value — End of year	$14.78	$14.88	$13.78	$14.03	$16.93
Total Return(2)	4.10%	13.23%	2.31%	(13.96)%	2.89%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$742,024	$643,749	$476,333	$473,569	$321,472
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.46%	0.48%	0.48%	0.48%	0.47%
Net expenses	0.45%(4)	0.46%(4)	0.46%(4)	0.46%(4)	0.46%
Net investment income	4.71%	4.78%	4.06%	2.55%	2.11%
Portfolio Turnover	326%(5)	320%(5)	209%(5)	122%(5)	163%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Equity Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$85.83	$69.17	$62.23	$77.18	$63.00
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.14	$0.12	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	2.13	17.89	9.03	(11.98)	16.02
Total income (loss) from operations	$2.23	$18.03	$9.15	$(12.00)	$15.98
Less Distributions
From net investment income	$(0.14)	$(0.14)	$ —	$ —	$ —
From net realized gain	(6.56)	(1.23)	(2.21)	(2.95)	(1.80)
Total distributions	$(6.70)	$(1.37)	$(2.21)	$(2.95)	$(1.80)
Net asset value — End of year	$81.36	$85.83	$69.17	$62.23	$77.18
Total Return(2)	2.76%	26.34%	14.83%	(16.35)%	25.87%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,991,829	$2,240,593	$1,996,462	$1,807,406	$2,278,654
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.91%	0.90%	0.91%	0.91%	0.91%
Net expenses	0.91%(4)	0.90%(4)	0.91%(4)	0.91%(4)	0.91%
Net investment income (loss)	0.13%	0.18%	0.18%	(0.03)%	(0.06)%
Portfolio Turnover	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Equity Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$40.10	$33.12	$31.03	$40.04	$33.61
Income (Loss) From Operations
Net investment loss(1)	$(0.22)	$(0.21)	$(0.19)	$(0.29)	$(0.30)
Net realized and unrealized gain (loss)	0.93	8.45	4.46	(5.89)	8.39
Total income (loss) from operations	$0.71	$8.24	$4.27	$(6.18)	$8.09
Less Distributions
From net investment income	$(0.03)	$(0.03)	$ —	$ —	$ —
From net realized gain	(6.56)	(1.23)	(2.18)	(2.83)	(1.66)
Total distributions	$(6.59)	$(1.26)	$(2.18)	$(2.83)	$(1.66)
Net asset value — End of year	$34.22	$40.10	$33.12	$31.03	$40.04
Total Return(2)	2.01%	25.37%	13.99%	(16.96)%	24.92%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$99,303	$128,241	$122,005	$114,234	$149,033
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.66%	1.65%	1.66%	1.65%	1.66%
Net expenses	1.66%(4)	1.65%(4)	1.66%(4)	1.65%(4)	1.66%
Net investment loss	(0.62)%	(0.57)%	(0.57)%	(0.78)%	(0.81)%
Portfolio Turnover	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Equity Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$102.61	$82.38	$73.71	$90.83	$73.80
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.40	$0.35	$0.19	$0.16
Net realized and unrealized gain (loss)	2.58	21.35	10.71	(14.20)	18.81
Total income (loss) from operations	$2.94	$21.75	$11.06	$(14.01)	$18.97
Less Distributions
From net investment income	$(0.31)	$(0.29)	$(0.17)	$(0.08)	$(0.13)
From net realized gain	(6.56)	(1.23)	(2.22)	(3.03)	(1.81)
Total distributions	$(6.87)	$(1.52)	$(2.39)	$(3.11)	$(1.94)
Net asset value — End of year	$98.68	$102.61	$82.38	$73.71	$90.83
Total Return(2)	3.02%	26.66%	15.12%	(16.14)%	26.19%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,710,341	$3,797,446	$3,713,256	$2,895,475	$3,142,730
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.66%	0.65%	0.66%	0.65%	0.66%
Net expenses	0.66%(4)	0.65%(4)	0.66%(4)	0.65%(4)	0.66%
Net investment income	0.38%	0.43%	0.43%	0.22%	0.19%
Portfolio Turnover	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Financial Highlights — continued

	Equity Fund — Class R6
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$102.33	$82.17	$73.53	$90.64	$73.67
Income (Loss) From Operations
Net investment income(1)	$0.43	$0.46	$0.40	$0.25	$0.23
Net realized and unrealized gain (loss)	2.57	21.29	10.68	(14.16)	18.74
Total income (loss) from operations	$3.00	$21.75	$11.08	$(13.91)	$18.97
Less Distributions
From net investment income	$(0.39)	$(0.36)	$(0.22)	$(0.17)	$(0.19)
From net realized gain	(6.56)	(1.23)	(2.22)	(3.03)	(1.81)
Total distributions	$(6.95)	$(1.59)	$(2.44)	$(3.20)	$(2.00)
Net asset value — End of year	$98.38	$102.33	$82.17	$73.53	$90.64
Total Return(2)	3.09%	26.73%	15.21%	(16.09)%	26.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$656,217	$753,138	$675,873	$446,224	$456,674
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.59%	0.58%	0.59%	0.59%	0.60%
Net expenses	0.59%(4)	0.58%(4)	0.59%(4)	0.59%(4)	0.60%
Net investment income	0.45%	0.50%	0.49%	0.29%	0.27%
Portfolio Turnover	14%	9%	10%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% for Balanced and Equity and 0.75% for Bond may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of September 30, 2025, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$66,842,310	$ —	$66,842,310
Collateralized Mortgage Obligations	—	19,901,907	—	19,901,907
Commercial Mortgage-Backed Securities	—	49,071,794	—	49,071,794
Common Stocks	901,253,936(2)	—	—	901,253,936
Common Stocks - Electrical Equipment	—	5,831,924	—	5,831,924
Common Stocks - Energy	—	118,632	—	118,632
Common Stocks - Venture Capital	—	—	1,237,486	1,237,486
Corporate Bonds	—	145,193,348	—	145,193,348
Exchange-Traded Funds	3,296,475	—	—	3,296,475
Preferred Stocks	1,026,159	—	—	1,026,159
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	9,710,046	—	9,710,046
Sovereign Government Bonds	—	4,569,528	—	4,569,528
Taxable Municipal Obligations	—	6,655,804	—	6,655,804
U.S. Government Agencies and Instrumentalities	—	1,704,820	—	1,704,820
U.S. Government Agency Mortgage-Backed Securities	—	130,778,918	—	130,778,918
U.S. Treasury Obligations	—	103,958,169	—	103,958,169
Venture Capital Limited Partnership Interests	—	—	41,494	41,494
Miscellaneous	—	—	—	—

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Balanced — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Affiliated Fund	$77,108,998	$ —	$ —	$77,108,998
Securities Lending Collateral	16,913,493	—	—	16,913,493
Total Investments	$999,599,061	$544,337,200	$1,312,172	$1,545,248,433
Forward Foreign Currency Exchange Contracts	$ —	$59,370	$ —	$59,370
Futures Contracts	624,786	—	—	624,786
Total	$1,000,223,847	$544,396,570	$1,312,172	$1,545,932,589
Liability Description
Futures Contracts	$(567,544)	$ —	$ —	$(567,544)
Total	$(567,544)	$ —	$ —	$(567,544)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$487,894,791	$ —	$487,894,791
Collateralized Mortgage Obligations	—	211,634,343	—	211,634,343
Commercial Mortgage-Backed Securities	—	349,251,794	—	349,251,794
Convertible Bonds	—	20,555,789	—	20,555,789
Corporate Bonds	—	1,204,650,687	—	1,204,650,687
Exchange-Traded Funds	5,071,500	—	—	5,071,500
High Social Impact Investments	—	8,608,340	—	8,608,340
Preferred Stocks	4,917,654	—	—	4,917,654
Senior Floating-Rate Loans	—	68,472,105	—	68,472,105
Sovereign Government Bonds	—	42,180,577	—	42,180,577
Taxable Municipal Obligations	—	40,827,968	—	40,827,968
U.S. Government Agencies and Instrumentalities	—	13,800,785	—	13,800,785
U.S. Government Agency Mortgage-Backed Securities	—	1,072,838,948	—	1,072,838,948
U.S. Treasury Obligations	—	876,482,813	—	876,482,813
Short-Term Investments:
Affiliated Fund	245,414,597	—	—	245,414,597
Securities Lending Collateral	43,141,520	—	—	43,141,520
Total Investments	$298,545,271	$4,397,198,940	$ —	$4,695,744,211
Forward Foreign Currency Exchange Contracts	$ —	$597,261	$ —	$597,261
Futures Contracts	3,615,036	—	—	3,615,036
Total	$302,160,307	$4,397,796,201	$ —	$4,699,956,508

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Bond — continued
Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(156,492)	$ —	$(156,492)
Futures Contracts	(1,691,970)	—	—	(1,691,970)
Total	$(1,691,970)	$(156,492)	$ —	$(1,848,462)
Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,271,043,309(2)	$ —	$ —	$5,271,043,309
Common Stocks - Venture Capital	—	—	202,565	202,565
Preferred Stocks - Venture Capital	—	—	129,318	129,318
Venture Capital Limited Partnership Interests	—	—	12,456,452	12,456,452
Short-Term Investments:
Affiliated Fund	177,814,014	—	—	177,814,014
Securities Lending Collateral	3,199,286	—	—	3,199,286
Total Investments	$5,452,056,609	$ —	$12,788,335	$5,464,844,944

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Funds may enter into certain loan agreements all or a portion of which may be unfunded. Each Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Schedules of Investments.
G  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
H  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
O  Segment Reporting— During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.385%
Over $1 billion	0.350%
Bond
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.300%
Over $1 billion	0.290%
Equity
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.500%
Over $2 billion up to and including $3 billion	0.425%
Over $3 billion	0.375%
For the year ended September 30, 2025, the investment advisory fee for Balanced, Bond and Equity amounted to $5,328,078, $11,079,830 and $25,661,990, respectively, or 0.38%, 0.29% and 0.42%, respectively, of each Fund's average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $130,241, $584,835 and $250,084 for Balanced, Bond and Equity, respectively, relating to each Fund's investment in the Liquidity Fund and in other affiliated funds.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’s average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
For Balanced and Bond, the expense reimbursement agreements with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $531,977 for Bond and no expenses were waived and/or reimbursed for Balanced.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $1,663,912, $4,543,378 and $7,251,837 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the year ended September 30, 2025 amounted to $2,177,745, $691,742 and $5,157,483, respectively, for Class A shares and $501,833, $99,515 and $1,107,080, respectively, for Class C shares.
The Funds were informed that EVD received $92,128, $33,954 and $106,044 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2025 in the amount of $7,264, $3,385 and $7,002 for Balanced, Bond and Equity, respectively.
For the year ended September 30, 2025, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Balanced	Bond	Equity
Class A	$—(1)	$1,514	$ —
Class C	5,214	995	7,308

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $147,510, $77,293 and $239,507 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan).

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$1,771,473,828	$12,251,835,313	$ —
Non-U.S. Government and Agency Securities	506,626,168	1,505,429,810	841,788,662
Total Purchases	$2,278,099,996	$13,757,265,123	$841,788,662
Sales
U.S. Government and Agency Securities	$1,730,642,380	$11,864,186,597	$ —
Non-U.S. Government and Agency Securities	584,384,413	1,407,528,891	2,422,915,133
Total Sales	$2,315,026,793	$13,271,715,488	$2,422,915,133
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Balanced		Bond		Equity
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024	2025	2024
Ordinary income	$23,422,413	$18,715,399	$175,378,904	$144,132,470	$16,881,870	$41,446,052
Long-term capital gains	$46,524,205	$ —	$ —	$ —	$461,416,151	$80,505,147
During the year ended September 30, 2025, the following amounts were reclassified due to the use of equalization accounting. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.
	Balanced	Bond	Equity
Change in:
Paid-in capital	$3,585,911	$237,471	$101,689,578
Distributable earnings (accumulated loss)	$(3,585,911)	$(237,471)	$(101,689,578)
These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Balanced	Bond	Equity
Undistributed ordinary income	$488,889	$1,407,555	$17,521,849
Undistributed long-term capital gains	46,193,206	—	746,497,732
Deferred capital losses	—	(245,437,301)	—
Net unrealized appreciation	422,855,609	2,829,305	2,816,495,317
Distributions payable	—	(1,100,752)	—
Distributable earnings (accumulated loss)	$469,537,704	$(242,301,193)	$3,580,514,898
At September 30, 2025, Bond Fund, for federal income tax purposes, had deferred capital losses of $245,437,301 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $49,729,689 are short-term and $195,707,612 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at September 30, 2025, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$1,122,393,295	$4,692,987,523	$2,648,349,627
Gross unrealized appreciation	$448,553,462	$56,737,614	$2,868,800,054
Gross unrealized depreciation	(25,698,324)	(53,910,129)	(52,304,737)
Net unrealized appreciation	$422,855,138	$2,827,485	$2,816,495,317
5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2025 is included in each Fund’s Schedule of Investments. At September 30, 2025, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At September 30, 2025, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Foreign Exchange Risk: During the year ended September 30, 2025, Balanced and Bond entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the year ended September 30, 2025, Balanced and Bond entered into futures contracts to hedge interest rate risk and to manage duration.
Balanced and Bond enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2025, for Bond, the fair value of derivatives with credit-related contingent features in a net liability position was $156,492. The aggregate fair value of assets pledged as collateral by Bond for such liability was $30,000 at September 30, 2025.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

The over-the-counter (OTC) derivatives in which Balanced and Bond invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The carrying amount of the liability for cash collateral due to brokers at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments.
At September 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced	Fair Value
Statements of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Distributable earnings	$ —	$624,786(1)	$624,786
Receivable for open forward foreign currency exchange contracts	59,370	—	59,370
Total Asset Derivatives	$59,370	$624,786	$684,156
Derivatives not subject to master netting or similar agreements	$—	$624,786	$624,786
Total Asset Derivatives subject to master netting or similar agreements	$59,370	$—	$59,370
Distributable earnings	$ —	$(567,544)(1)	$(567,544)
Total Liability Derivatives not subject to master netting or similar agreements	$—	$(567,544)	$(567,544)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Bond	Fair Value
Statements of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$3,615,036(1)	$3,615,036
Receivable for open forward foreign currency exchange contracts	597,261	—	597,261
Total Asset Derivatives	$597,261	$3,615,036	$4,212,297
Derivatives not subject to master netting or similar agreements	$—	$3,615,036	$3,615,036
Total Asset Derivatives subject to master netting or similar agreements	$597,261	$—	$597,261
Accumulated loss	$ —	$(1,691,970)(1)	$(1,691,970)
Payable for open forward foreign currency exchange contracts	(156,492)	—	(156,492)
Total Liability Derivatives	$(156,492)	$(1,691,970)	$(1,848,462)
Derivatives not subject to master netting or similar agreements	$—	$(1,691,970)	$(1,691,970)
Total Liability Derivatives subject to master netting or similar agreements	$(156,492)	$—	$(156,492)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Balanced and Bond's derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for such assets and pledged by each Fund for such liabilities as of September 30, 2025.
Balanced
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$8,414	$ —	$ —	$ —	$8,414
Barclays Bank PLC	1,617	—	—	—	1,617
JPMorgan Chase Bank, N.A.	12,611	—	—	—	12,611
State Street Bank And Trust Company	8	—	—	—	8
UBS AG	36,720	—	—	—	36,720
	$59,370	$ —	$ —	$ —	$59,370

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Bond
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$104,398	$ —	$ —	$(104,398)	$ —	$110,000
Barclays Bank PLC	33,833	—	—	—	33,833	—
BNP Paribas	81	(81)	—	—	—	—
Citibank, N.A.	6,913	—	—	—	6,913	—
JPMorgan Chase Bank, N.A	225,726	(131,689)	—	(70,000)	24,037	70,000
State Street Bank and Trust Company	51	—	—	—	51	—
UBS AG	226,259	(23,431)	—	—	202,828	—
	$597,261	$(155,201)	$ —	$(174,398)	$267,662	$180,000
Bond
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
BNP Paribas	$(1,177)	$81	$ —	$1,096	$ —	$30,000
Goldman Sachs International	(195)	—	—	—	(195)	—
JPMorgan Chase Bank, N.A	(131,689)	131,689	—	—	—	—
UBS AG	(23,431)	23,431	—	—	—	—
	$(156,492)	$155,201	$ —	$1,096	$(195)	$30,000
Total — Deposits for derivatives collateral — forward foreign currency exchange contracts						$210,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the year ended September 30, 2025 was as follows:
Balanced
Statements of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$(80,656)	$ —	$(80,656)
Futures contracts	—	(1,501,815)	(1,501,815)
Total	$(80,656)	$(1,501,815)	$(1,582,471)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$65,362	$ —	$65,362
Futures contracts	—	(5,871)	(5,871)
Total	$65,362	$(5,871)	$59,491
Bond
Statements of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$1,235,532	$ —	$1,235,532
Futures contracts	—	(23,020,621)	(23,020,621)
Total	$1,235,532	$(23,020,621)	$(21,785,089)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$496,945	$ —	$496,945
Futures contracts	—	1,410,078	1,410,078
Total	$496,945	$1,410,078	$1,907,023

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$129,994,000	$1,098,329,000
Futures contracts — short	$24,051,000	$145,001,000
Forward foreign currency exchange contracts*	$2,286,000	$36,241,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At September 30, 2025, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond	Equity
Securities on Loan	$19,345,977	$41,649,112	$18,258,722
Collateral Received:
Cash	16,913,493	43,141,520	3,199,286
U.S. government and/or agencies securities	3,167,464	701,186	14,730,528
Total Collateral Received	$20,080,957	$43,842,706	$17,929,814

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2025.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$12,597,813	$ —	$ —	$ —	$12,597,813
Corporate Bonds	4,315,680	—	—	—	4,315,680
Total	$16,913,493	$ —	$ —	$ —	$16,913,493

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$3,393,850	$ —	$ —	$ —	$3,393,850
Corporate Bonds	39,747,670	—	—	—	39,747,670
Total	$43,141,520	$ —	$ —	$ —	$43,141,520

Equity	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,199,286	$ —	$ —	$ —	$3,199,286
The carrying amounts of the liabilities for deposits for securities loaned at September 30, 2025 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2025.
7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Balanced, Bond and Equity had no borrowings pursuant to their line of credit during the year ended September 30, 2025. Effective October 21, 2025, the Funds renewed their line of credit agreement, which expires October 20, 2026, at substantially the same terms.
8  Affiliated Investments
During the year ended September 30, 2025, Bond invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At September 30, 2025, the value of each Fund’s investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $80,405,473, $259,094,437 and $177,814,014 for Balanced, Bond and Equity, respectively, which represents 5.5%, 6.3% and 3.3% of net assets for Balanced, Bond and Equity, respectively. Transactions in such investments by the Funds for the year ended September 30, 2025 were as follows:
Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ —	$ 3,307,200	$ —	$ —	$(10,725)	$ 3,296,475	$ 11,730	65,000
Venture Capital Limited Partnership Interests
GEEMF Partners LP	1,566	—	—	—	(1,566)	—	—	—
Short-Term Investments
Liquidity Fund	48,316,470	365,783,032	(336,990,504)	—	—	77,108,998	3,872,549	77,108,998
Total				$ —	$(12,291)	$80,405,473	$3,884,279
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,382,900	$ 2,693,460	$ —	$ —	$ (4,860)	$ 5,071,500	$ 187,729	100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,068,950	—	—	—	(7,650)	5,061,300	250,000	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,552,710	—	—	—	(5,670)	3,547,040	175,486	$3,500,000
Short-Term Investments
Liquidity Fund	181,877,046	1,659,478,520	(1,595,940,969)	—	—	245,414,597	17,142,320	245,414,597
Total				$ —	$(18,180)	$259,094,437	$17,755,535

(1)	Restricted security.

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$195,144,544	$1,506,827,942	$(1,524,158,472)	$ —	$ —	$177,814,014	$ 7,479,880	177,814,014
9  Capital Shares
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Balanced
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,548,679	$70,252,930	1,374,454	$57,105,167
Reinvestment of distributions	968,954	43,611,443	277,684	11,826,965
Shares redeemed	(2,545,812)	(114,502,523)	(2,249,809)	(91,789,801)
Net decrease	(28,179)	$(638,150)	(597,671)	$(22,857,669)
Class C
Shares sold	154,621	$6,719,884	150,298	$5,926,458
Reinvestment of distributions	51,873	2,232,216	9,990	406,200
Shares redeemed	(386,280)	(16,781,257)	(380,864)	(15,070,430)
Net decrease	(179,786)	$(7,829,157)	(220,576)	$(8,737,772)
Class I
Shares sold	1,922,280	$89,391,209	1,250,923	$53,513,519
Reinvestment of distributions	334,248	15,446,079	95,212	4,162,617
Shares redeemed	(1,563,907)	(73,046,389)	(1,059,199)	(44,832,660)
Net increase	692,621	$31,790,899	286,936	$12,843,476
Class R6
Shares sold	1,051,549	$49,226,541	718,461	$30,352,771
Reinvestment of distributions	133,426	6,163,071	36,752	1,607,606
Shares redeemed	(708,090)	(32,814,414)	(466,955)	(19,632,614)
Net increase	476,885	$22,575,198	288,258	$12,327,763

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Bond
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,166,114	$74,988,773	4,784,859	$68,604,114
Reinvestment of distributions	1,016,277	14,773,129	959,716	13,756,690
Shares redeemed	(4,653,237)	(67,390,880)	(4,744,723)	(67,510,555)
Net increase	1,529,154	$22,371,022	999,852	$14,850,249
Class C
Shares sold	146,380	$2,113,965	203,028	$2,898,573
Reinvestment of distributions	24,962	360,225	24,446	347,721
Shares redeemed	(182,164)	(2,615,226)	(258,824)	(3,678,746)
Net decrease	(10,822)	$(141,036)	(31,350)	$(432,452)
Class I
Shares sold	81,550,080	$1,185,870,820	83,057,467	$1,193,091,497
Reinvestment of distributions	8,523,245	124,163,533	6,980,941	100,351,468
Shares redeemed	(63,793,086)	(925,090,859)	(49,859,450)	(711,497,439)
Net increase	26,280,239	$384,943,494	40,178,958	$581,945,526
Class R6
Shares sold	19,878,513	$288,543,355	14,780,355	$211,261,269
Reinvestment of distributions	1,575,025	22,922,904	1,276,719	18,329,725
Shares redeemed	(14,503,978)	(209,897,240)	(7,373,979)	(105,598,556)
Net increase	6,949,560	$101,569,019	8,683,095	$123,992,438
Equity
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,080,385	$85,820,594	1,383,093	$107,883,771
Reinvestment of distributions	2,000,204	159,336,249	478,596	36,306,282
Shares redeemed	(4,704,407)	(374,451,149)	(4,621,585)	(361,852,705)
Net decrease	(1,623,818)	$(129,294,306)	(2,759,896)	$(217,662,652)
Class C
Shares sold	218,247	$7,458,014	278,524	$10,181,016
Reinvestment of distributions	555,017	18,709,631	114,314	4,076,421
Shares redeemed	(1,069,097)	(36,128,256)	(879,050)	(32,426,257)
Net decrease	(295,833)	$(9,960,611)	(486,212)	$(18,168,820)

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Equity — continued
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,525,255	$339,223,260	6,261,542	$579,826,267
Reinvestment of distributions	2,295,108	221,317,273	660,004	59,737,009
Shares redeemed	(15,363,847)	(1,480,389,803)	(14,988,575)	(1,390,275,831)
Net decrease	(9,543,484)	$(919,849,270)	(8,067,029)	$(750,712,555)
Class R6
Shares sold	2,391,050	$216,452,968	1,765,481	$161,545,308
Reinvestment of distributions	427,928	41,115,282	117,788	10,626,876
Shares redeemed	(3,508,486)	(337,636,600)	(2,748,793)	(256,693,011)
Net decrease	(689,508)	$(80,068,350)	(865,524)	$(84,520,827)
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $68,090 and $416,444 for Balanced and Equity, respectively, at September 30, 2025. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Unfunded capital commitments by investment at September 30, 2025 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV LP	$60,000
Learn Capital Venture Partners III LP, Common Stock	8,090
Total	$68,090
Equity
Name of Investment	Unfunded Commitment
Arborview Capital Partners LP	$3,929
Bridges Ventures U.S. Sustainable Growth Fund LP	62,422
Core Innovations Capital I LP	51,766
Cross Culture Ventures I LP	11,248
First Analysis Private Equity Fund V LP	18,302
Impact Ventures II LP	9,632
LeapFrog Financial Inclusion Fund	78,436
New Markets Education Partner LP	51,800
New Markets Venture Partners II LP	25,000
Owl Ventures LP	10,000

Calvert
Social Investment Fund
September 30, 2025
Notes to Financial Statements — continued

Equity — continued
Name of Investment	Unfunded Commitment
Westly Capital Partners Fund II LP	$93,909
Total	$416,444

Calvert
Social Investment Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Balanced Fund, Calvert Bond Fund and Calvert Equity Fund and Board of Trustees of Calvert Social Investment Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Calvert Balanced Fund, Calvert Bond Fund and Calvert Equity Fund (the "Funds"), three of the funds constituting Calvert Social Investment Fund, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
Social Investment Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:
Balanced Fund	$ 6,806,377
Bond Fund	$ 152,374
Equity Fund	$ 45,606,039
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. For the Funds' fiscal 2025 ordinary income dividends, the following qualifies for the corporate dividends received deduction:
Balanced Fund	32.20%
Equity Fund	100.00%
163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Funds designate the following as a percentage of distributions from net investment income as a 163(j) interest dividend:
Balanced Fund	63.52%
Bond Fund	89.73%
Capital Gains Dividends. The Funds hereby designate as a capital gain dividend with respect to the taxable year ended September 30, 2025, the following amounts or, if subsequently determined to be different, the net capital gain of such year:
Balanced Fund	$ 49,781,043
Equity Fund	$891,667,281

Calvert
Social Investment Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Social Investment Fund held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Social Investment Fund were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	240,909,235	2,857,508
Von M. Hughes	239,427,113	4,339,630
Kim M. Keenan	240,895,289	2,871,453
Eddie Ramos	240,131,072	3,635,671
Carlton M. Waterhouse	240,212,351	3,554,392
Results are rounded to the nearest whole number.

Calvert
Balanced Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Balanced Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Balanced Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This

Calvert
Balanced Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

performance data indicated that the Fund had outperformed the median of its peer universe and its blended benchmark for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
Bond Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Bond Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative performance benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2024. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Calvert
Bond Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
Equity Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Equity Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Equity Fund (the “Fund”), and the investment sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Calvert
Equity Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CSI-NCSR 9.30.25

Calvert
Asset Allocation Funds
Annual Financial Statements and
Additional Information
September 30, 2025

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Asset Allocation Funds
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Conservative Allocation Fund
September 30, 2025
Schedule of Investments

Mutual Funds — 99.7%(1)

Security	Shares	Value
Equity Funds — 35.9%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	45,520	$ 1,190,817
Calvert Small-Cap Fund, Class R6	96,907	3,455,709
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	188,875	6,990,250
Calvert US Large-Cap Core Responsible Index Fund, Class R6	387,993	22,166,027
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	128,910	9,749,439
Calvert US Large-Cap Value Responsible Index Fund, Class R6	257,770	9,277,145
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	25,859	1,157,973
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	71,335	7,017,955
Calvert Focused Value Fund, Class R6	480,268	5,888,083
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	273,409	4,106,609
Calvert Emerging Markets Equity Fund, Class R6	80,646	1,770,990
Calvert International Equity Fund, Class R6	214,643	5,806,087
Calvert International Opportunities Fund, Class R6	188,488	3,513,418
		$82,090,502
Income Funds — 63.8%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	942,936	$14,106,318
Calvert Floating-Rate Advantage Fund, Class R6	865,047	7,560,514
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,211,299	62,243,001
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,982,743	31,684,239
Calvert High Yield Bond Fund, Class R6	377,285	9,379,296
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,668,545	$ 16,551,963
Calvert Short Duration Income Fund, Class R6	216,007	3,447,474
Calvert Ultra-Short Duration Income Fund, Class R6	118,026	1,169,634
		$146,142,439
Total Mutual Funds (identified cost $205,621,748)		$228,232,941

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	289,917	$ 289,917
Total Short-Term Investments (identified cost $289,917)		$ 289,917
Total Investments — 99.8% (identified cost $205,911,665)		$228,522,858

Other Assets, Less Liabilities — 0.2%	$ 431,980
Net Assets — 100.0%	$228,954,838

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	24	Long	12/19/25	$2,798,250	$57,318
U.S. Ultra-Long Treasury Bond	27	Long	12/19/25	3,241,688	90,216
					$147,534
1
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
September 30, 2025
Schedule of Investments

Mutual Funds — 98.8%(1)

Security	Shares	Value
Equity Funds — 65.4%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	71,806	$ 1,878,437
Calvert Small-Cap Fund, Class R6	266,758	9,512,604
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	615,273	22,771,251
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,127,978	64,441,363
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	431,793	32,656,537
Calvert US Large-Cap Value Responsible Index Fund, Class R6	711,979	25,624,129
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	130,921	5,862,644
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	197,793	19,458,882
Calvert Focused Value Fund, Class R6	1,695,295	20,784,317
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	933,691	14,024,035
Calvert Emerging Markets Equity Fund, Class R6	319,845	7,023,791
Calvert International Equity Fund, Class R6	802,658	21,711,904
Calvert International Opportunities Fund, Class R6	574,586	10,710,286
		$256,460,180
Income Funds — 33.4%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	783,953	$11,727,931
Calvert Floating-Rate Advantage Fund, Class R6	888,546	7,765,888
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,777,956	55,838,186
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,591,299	25,428,963
Calvert High Yield Bond Fund, Class R6	353,226	8,781,188
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,585,409	$ 15,727,262
Calvert Short Duration Income Fund, Class R6	244,639	3,904,432
Calvert Ultra-Short Duration Income Fund, Class R6	194,989	1,932,344
		$131,106,194
Total Mutual Funds (identified cost $299,406,064)		$387,566,374

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	4,333,425	$ 4,333,425
Total Short-Term Investments (identified cost $4,333,425)		$ 4,333,425
Total Investments — 99.9% (identified cost $303,739,489)		$391,899,799

Other Assets, Less Liabilities — 0.1%	$ 536,541
Net Assets — 100.0%	$392,436,340

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	19	Long	12/19/25	$2,215,281	$45,377
U.S. Ultra-Long Treasury Bond	23	Long	12/19/25	2,761,438	76,850
					$122,227
2
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
September 30, 2025
Schedule of Investments

Mutual Funds — 99.1%(1)

Security	Shares	Value
Equity Funds — 90.3%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	131,599	$ 3,442,624
Calvert Small-Cap Fund, Class R6	286,963	10,233,086
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	998,368	36,949,599
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,473,398	84,175,217
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	485,088	36,687,186
Calvert US Large-Cap Value Responsible Index Fund, Class R6	868,705	31,264,691
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	163,671	7,329,203
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	291,113	28,639,705
Calvert Focused Value Fund, Class R6	1,872,103	22,951,979
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,300,782	19,537,746
Calvert Emerging Markets Equity Fund, Class R6	426,230	9,360,020
Calvert International Equity Fund, Class R6	953,052	25,780,065
Calvert International Opportunities Fund, Class R6	768,497	14,324,789
		$330,675,910
Income Funds — 8.8%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	192,781	$1,684,904
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	853,175	12,609,922
The Calvert Fund:
Calvert Core Bond Fund, Class I	675,415	10,793,125
Calvert High Yield Bond Fund, Class R6	144,005	3,579,969
Calvert Mortgage Access Fund, Class I	364,462	3,615,468
		$32,283,388
Total Mutual Funds (identified cost $256,046,901)		$362,959,298

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	3,931,786	$ 3,931,786
Total Short-Term Investments (identified cost $3,931,786)		$ 3,931,786
Total Investments — 100.2% (identified cost $259,978,687)		$366,891,084

Other Assets, Less Liabilities — (0.2)%	$ (674,038)
Net Assets — 100.0%	$366,217,046

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund (see Note 7).
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of September 30, 2025.

3
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Statements of Assets and Liabilities

	September 30, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (identified cost $205,911,665, $303,739,489 and $259,978,687, respectively)	$228,522,858	$391,899,799	$366,891,084
Cash	—	—	34
Deposits at broker for futures contracts	1,127,850	1,128,750	—
Receivable for capital shares sold	99,369	277,078	143,041
Dividends receivable - affiliated	609,432	561,551	146,882
Receivable from affiliate	—	—	18,751
Trustees' deferred compensation plan	129,819	190,731	102,887
Total assets	$230,489,328	$394,057,909	$367,302,679
Liabilities
Payable for variation margin on open futures contracts	$21,234	$17,695	$ —
Payable for investments purchased	605,967	546,451	133,433
Payable for capital shares redeemed	622,178	647,526	629,251
Payable to affiliates:
Distribution and service fees	42,973	73,756	72,675
Sub-transfer agency fee	6,676	13,542	16,046
Trustees' deferred compensation plan	129,819	190,731	102,887
Payable for transfer agency fees and expenses	35,209	60,387	58,244
Accrued expenses	70,434	71,481	73,097
Total liabilities	$1,534,490	$1,621,569	$1,085,633
Net Assets	$228,954,838	$392,436,340	$366,217,046
Sources of Net Assets
Paid-in capital	$209,951,094	$297,420,879	$251,211,854
Distributable earnings	19,003,744	95,015,461	115,005,192
Net Assets	$228,954,838	$392,436,340	$366,217,046
Class A Shares
Net Assets	$169,329,951	$294,640,410	$287,740,746
Shares Outstanding	8,989,837	12,398,057	9,681,126
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.84	$23.77	$29.72
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.88	$25.09	$31.37
Class C Shares
Net Assets	$9,759,648	$16,544,397	$17,196,695
Shares Outstanding	525,118	747,704	713,228
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.59	$22.13	$24.11
Class I Shares
Net Assets	$47,017,320	$80,151,900	$59,377,735
Shares Outstanding	2,494,228	3,368,301	1,983,772
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.85	$23.80	$29.93
4
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Statements of Assets and Liabilities — continued

	September 30, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class R6 Shares
Net Assets	$2,847,919	$1,099,633	$1,901,870
Shares Outstanding	151,093	46,238	63,559
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.85	$23.78	$29.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Statements of Operations

	Year Ended September 30, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$8,589,361	$9,977,060	$5,712,214
Interest income	57,132	58,274	9,743
Total investment income	$8,646,493	$10,035,334	$5,721,957
Expenses
Distribution and service fees:
Class A	$420,507	$710,646	$680,140
Class C	108,785	186,968	165,423
Trustees' fees and expenses	12,661	21,200	19,327
Custodian fees	3,035	3,715	3,136
Transfer agency fees and expenses	209,980	365,586	387,115
Accounting fees	25,442	42,673	38,101
Professional fees	53,693	61,383	59,390
Registration fees	66,824	68,746	70,136
Reports to shareholders	28,663	37,029	47,810
Interest expense and fees	23,611	37,661	9,019
Miscellaneous	27,812	28,620	27,663
Total expenses	$981,013	$1,564,227	$1,507,260
Waiver and/or reimbursement of expenses by affiliates	$(920)	$(2,790)	$(30,920)
Net expenses	$980,093	$1,561,437	$1,476,340
Net investment income	$7,666,400	$8,473,897	$4,245,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - affiliated issuers	$2,214,129	$6,784,022	$7,563,564
Futures contracts	(1,518,391)	(1,374,256)	(623,073)
Capital gains distributions received - affiliated issuers	1,527,229	4,268,348	5,429,208
Net realized gain	$2,222,967	$9,678,114	$12,369,699
Change in unrealized appreciation (depreciation):
Investment securities - affiliated issuers	$2,303,856	$10,283,277	$14,629,602
Futures contracts	197,949	146,435	8,572
Net change in unrealized appreciation (depreciation)	$2,501,805	$10,429,712	$14,638,174
Net realized and unrealized gain	$4,724,772	$20,107,826	$27,007,873
Net increase in net assets from operations	$12,391,172	$28,581,723	$31,253,490
6
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30, 2025
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,666,400	$8,473,897	$4,245,617
Net realized gain	2,222,967	9,678,114	12,369,699
Net change in unrealized appreciation (depreciation)	2,501,805	10,429,712	14,638,174
Net increase in net assets from operations	$12,391,172	$28,581,723	$31,253,490
Distributions to shareholders:
Class A	$(5,505,402)	$(7,983,664)	$(6,551,737)
Class C	(272,722)	(441,486)	(378,623)
Class I	(1,728,472)	(2,498,852)	(1,606,935)
Class R6	(128,423)	(27,802)	(35,826)
Total distributions to shareholders	$(7,635,019)	$(10,951,804)	$(8,573,121)
Capital share transactions:
Class A	$(11,529,365)	$(13,678,514)	$(6,732,836)
Class C	(3,200,555)	(5,712,665)	(962,779)
Class I	(6,559,064)	(8,370,173)	(8,620,550)
Class R6	(1,517,420)	161,893	490,544
Net decrease in net assets from capital share transactions	$(22,806,404)	$(27,599,459)	$(15,825,621)
Net increase (decrease) in net assets	$(18,050,251)	$(9,969,540)	$6,854,748
Net Assets
At beginning of year	$247,005,089	$402,405,880	$359,362,298
At end of year	$228,954,838	$392,436,340	$366,217,046
7
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,404,555	$9,047,460	$4,515,673
Net realized gain	500,652	1,520,851	1,344,230
Net change in unrealized appreciation (depreciation)	32,100,708	69,761,725	74,784,657
Net increase in net assets from operations	$41,005,915	$80,330,036	$80,644,560
Distributions to shareholders:
Class A	$(5,929,645)	$(17,663,850)	$(10,690,488)
Class C	(389,462)	(1,427,525)	(765,851)
Class I	(1,905,458)	(5,100,087)	(3,219,646)
Class R6	(102,429)	(85,944)	(27,841)
Total distributions to shareholders	$(8,326,994)	$(24,277,406)	$(14,703,826)
Capital share transactions:
Class A	$(20,140,995)	$(9,843,156)	$143,633
Class C	(5,888,948)	(5,485,249)	(1,673,173)
Class I	(8,025,440)	(2,639,471)	(12,630,882)
Class R6	3,823,142	(354,634)	596,288
Net decrease in net assets from capital share transactions	$(30,232,241)	$(18,322,510)	$(13,564,134)
Net increase in net assets	$2,446,680	$37,730,120	$52,376,600
Net Assets
At beginning of year	$244,558,409	$364,675,760	$306,985,698
At end of year	$247,005,089	$402,405,880	$359,362,298
8
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights

	Conservative Allocation Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.41	$16.10	$15.71	$19.63	$18.34
Income (Loss) From Operations
Net investment income(1)	$0.59	$0.59	$0.52	$0.29	$0.25
Net realized and unrealized gain (loss)	0.44	2.32	0.40	(3.33)	1.80
Total income (loss) from operations	$1.03	$2.91	$0.92	$(3.04)	$2.05
Less Distributions
From net investment income	$(0.60)	$(0.60)	$(0.53)	$(0.39)	$(0.29)
From net realized gain	—	—	—	(0.49)	(0.47)
Total distributions	$(0.60)	$(0.60)	$(0.53)	$(0.88)	$(0.76)
Net asset value — End of year	$18.84	$18.41	$16.10	$15.71	$19.63
Total Return(2)	5.76%	18.27%	5.85%	(16.18)%	11.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$169,330	$177,269	$174,111	$178,332	$211,702
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	0.45%	0.43%	0.43%	0.41%	0.40%
Net expenses(4)	0.45%(5)	0.43%(5)	0.43%(5)	0.41%(5)	0.40%
Net investment income	3.27%	3.43%	3.15%	1.62%	1.28%
Portfolio Turnover	24%	13%	43%	20%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.17	$15.89	$15.51	$19.39	$18.11
Income (Loss) From Operations
Net investment income(1)	$0.46	$0.46	$0.39	$0.16	$0.10
Net realized and unrealized gain (loss)	0.42	2.28	0.39	(3.30)	1.80
Total income (loss) from operations	$0.88	$2.74	$0.78	$(3.14)	$1.90
Less Distributions
From net investment income	$(0.46)	$(0.46)	$(0.40)	$(0.25)	$(0.15)
From net realized gain	—	—	—	(0.49)	(0.47)
Total distributions	$(0.46)	$(0.46)	$(0.40)	$(0.74)	$(0.62)
Net asset value — End of year	$18.59	$18.17	$15.89	$15.51	$19.39
Total Return(2)	4.96%	17.41%	5.04%	(16.83)%	10.62%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,760	$12,798	$16,702	$19,096	$27,062
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	1.20%	1.18%	1.18%	1.16%	1.15%
Net expenses(4)	1.20%(5)	1.18%(5)	1.18%(5)	1.16%(5)	1.15%
Net investment income	2.56%	2.72%	2.40%	0.87%	0.54%
Portfolio Turnover	24%	13%	43%	20%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$18.43	$16.11	$15.72	$19.65	$18.35
Income (Loss) From Operations
Net investment income(1)	$0.64	$0.64	$0.57	$0.34	$0.29
Net realized and unrealized gain (loss)	0.42	2.32	0.39	(3.35)	1.82
Total income (loss) from operations	$1.06	$2.96	$0.96	$(3.01)	$2.11
Less Distributions
From net investment income	$(0.64)	$(0.64)	$(0.57)	$(0.43)	$(0.34)
From net realized gain	—	—	—	(0.49)	(0.47)
Total distributions	$(0.64)	$(0.64)	$(0.57)	$(0.92)	$(0.81)
Net asset value — End of year	$18.85	$18.43	$16.11	$15.72	$19.65
Total Return(2)	5.96%	18.61%	6.11%	(16.00)%	11.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,017	$52,566	$53,435	$60,616	$62,269
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	0.19%	0.18%	0.18%	0.16%	0.15%
Net expenses(4)	0.19%(5)	0.18%(5)	0.18%(5)	0.16%(5)	0.15%
Net investment income	3.53%	3.68%	3.40%	1.85%	1.51%
Portfolio Turnover	24%	13%	43%	20%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Conservative Allocation Fund — Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$18.43	$16.11	$15.72	$18.86
Income (Loss) From Operations
Net investment income(2)	$0.68	$0.60	$0.57	$0.24
Net realized and unrealized gain (loss)	0.39	2.37	0.40	(3.16)
Total income (loss) from operations	$1.07	$2.97	$0.97	$(2.92)
Less Distributions
From net investment income	$(0.65)	$(0.65)	$(0.58)	$(0.22)
Total distributions	$(0.65)	$(0.65)	$(0.58)	$(0.22)
Net asset value — End of period	$18.85	$18.43	$16.11	$15.72
Total Return(3)	6.01%	18.70%	6.18%	(15.54)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,848	$4,372	$310	$100
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.13%	0.11%	0.11%	0.11%(7)
Net expenses(6)	0.13%(8)	0.11%(8)	0.11%(8)	0.11%(7)(8)
Net investment income	3.77%	3.39%	3.44%	2.15%(7)
Portfolio Turnover	24%	13%	43%	20%(4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
12
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$22.69	$19.60	$18.31	$23.50	$20.66
Income (Loss) From Operations
Net investment income(1)	$0.49	$0.49	$0.48	$0.28	$0.22
Net realized and unrealized gain (loss)	1.22	3.95	1.29	(4.26)	3.54
Total income (loss) from operations	$1.71	$4.44	$1.77	$(3.98)	$3.76
Less Distributions
From net investment income	$(0.49)	$(0.50)	$(0.48)	$(0.44)	$(0.25)
From net realized gain	(0.14)	(0.85)	—	(0.77)	(0.67)
Total distributions	$(0.63)	$(1.35)	$(0.48)	$(1.21)	$(0.92)
Net asset value — End of year	$23.77	$22.69	$19.60	$18.31	$23.50
Total Return(2)	7.76%	23.39%	9.72%	(17.91)%	18.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$294,640	$295,140	$264,282	$254,243	$312,287
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	0.42%	0.41%	0.41%	0.40%	0.39%
Net expenses(4)	0.42%(5)	0.41%(5)	0.41%(5)	0.40%(5)	0.39%
Net investment income	2.18%	2.35%	2.41%	1.29%	0.98%
Portfolio Turnover	33%	19%	41%	18%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$21.17	$18.37	$17.19	$22.14	$19.56
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.32	$0.32	$0.11	$0.05
Net realized and unrealized gain (loss)	1.12	3.68	1.20	(3.98)	3.33
Total income (loss) from operations	$1.43	$4.00	$1.52	$(3.87)	$3.38
Less Distributions
From net investment income	$(0.33)	$(0.35)	$(0.34)	$(0.31)	$(0.13)
From net realized gain	(0.14)	(0.85)	—	(0.77)	(0.67)
Total distributions	$(0.47)	$(1.20)	$(0.34)	$(1.08)	$(0.80)
Net asset value — End of year	$22.13	$21.17	$18.37	$17.19	$22.14
Total Return(2)	6.93%	22.47%	8.89%	(18.50)%	17.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,544	$21,649	$23,909	$26,149	$36,398
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	1.17%	1.16%	1.16%	1.15%	1.14%
Net expenses(4)	1.17%(5)	1.16%(5)	1.16%(5)	1.15%(5)	1.14%
Net investment income	1.50%	1.65%	1.70%	0.54%	0.24%
Portfolio Turnover	33%	19%	41%	18%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$22.72	$19.63	$18.33	$23.52	$20.68
Income (Loss) From Operations
Net investment income(1)	$0.55	$0.55	$0.53	$0.33	$0.28
Net realized and unrealized gain (loss)	1.22	3.94	1.31	(4.25)	3.54
Total income (loss) from operations	$1.77	$4.49	$1.84	$(3.92)	$3.82
Less Distributions
From net investment income	$(0.55)	$(0.55)	$(0.54)	$(0.50)	$(0.31)
From net realized gain	(0.14)	(0.85)	—	(0.77)	(0.67)
Total distributions	$(0.69)	$(1.40)	$(0.54)	$(1.27)	$(0.98)
Net asset value — End of year	$23.80	$22.72	$19.63	$18.33	$23.52
Total Return(2)	8.02%	23.65%	10.05%	(17.69)%	18.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,152	$84,727	$75,426	$67,288	$90,643
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	0.17%	0.16%	0.16%	0.15%	0.14%
Net expenses(4)	0.17%(5)	0.16%(5)	0.16%(5)	0.15%(5)	0.14%
Net investment income	2.43%	2.61%	2.65%	1.54%	1.22%
Portfolio Turnover	33%	19%	41%	18%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Moderate Allocation Fund — Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$22.70	$19.62	$18.33	$22.51
Income (Loss) From Operations
Net investment income(2)	$0.54	$0.55	$0.41	$0.16
Net realized and unrealized gain (loss)	1.24	3.94	1.43	(4.18)
Total income (loss) from operations	$1.78	$4.49	$1.84	$(4.02)
Less Distributions
From net investment income	$(0.56)	$(0.56)	$(0.55)	$(0.16)
From net realized gain	(0.14)	(0.85)	—	—
Total distributions	$(0.70)	$(1.41)	$(0.55)	$(0.16)
Net asset value — End of period	$23.78	$22.70	$19.62	$18.33
Total Return(3)	8.07%	23.68%	10.05%	(17.90)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,100	$889	$1,058	$16
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.12%	0.11%	0.10%	0.09%(7)
Net expenses(6)	0.12%(8)	0.11%(8)	0.10%(8)	0.09%(7)(8)
Net investment income	2.39%	2.64%	2.02%	1.17%(7)
Portfolio Turnover	33%	19%	41%	18%(4)(9)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022).
(9)	For the year ended September 30, 2022.
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$27.88	$22.90	$20.68	$27.07	$22.15
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.33	$0.34	$0.21	$0.11
Net realized and unrealized gain (loss)	2.18	5.73	2.50	(5.65)	5.63
Total income (loss) from operations	$2.51	$6.06	$2.84	$(5.44)	$5.74
Less Distributions
From net investment income	$(0.36)	$(0.37)	$(0.29)	$(0.49)	$(0.12)
From net realized gain	(0.31)	(0.71)	(0.33)	(0.46)	(0.70)
Total distributions	$(0.67)	$(1.08)	$(0.62)	$(0.95)	$(0.82)
Net asset value — End of year	$29.72	$27.88	$22.90	$20.68	$27.07
Total Return(2)	9.24%	27.17%	13.83%	(20.97)%	26.32%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$287,741	$276,578	$226,573	$190,453	$224,233
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	0.44%	0.45%(5)	0.46%	0.44%	0.44%
Net expenses(4)	0.43%(6)	0.44%(5)(6)	0.43%(6)	0.43%(6)	0.43%
Net investment income	1.20%	1.30%	1.47%	0.84%	0.43%
Portfolio Turnover	35%	23%	37%	9%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes interest expense of 0.01%.
(6)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$22.76	$18.87	$17.15	$22.61	$18.63
Income (Loss) From Operations
Net investment income (loss)(1)	$0.11	$0.13	$0.15	$0.02	$(0.06)
Net realized and unrealized gain (loss)	1.75	4.69	2.06	(4.69)	4.72
Total income (loss) from operations	$1.86	$4.82	$2.21	$(4.67)	$4.66
Less Distributions
From net investment income	$(0.20)	$(0.22)	$(0.16)	$(0.33)	$ —
From net realized gain	(0.31)	(0.71)	(0.33)	(0.46)	(0.68)
Total distributions	$(0.51)	$(0.93)	$(0.49)	$(0.79)	$(0.68)
Net asset value — End of year	$24.11	$22.76	$18.87	$17.15	$22.61
Total Return(2)	8.40%	26.26%	12.96%	(21.54)%	25.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,197	$17,199	$15,796	$16,129	$18,612
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	1.19%	1.20%(5)	1.21%	1.19%	1.19%
Net expenses(4)	1.18%(6)	1.19%(5)(6)	1.18%(6)	1.18%(6)	1.18%
Net investment income (loss)	0.48%	0.61%	0.76%	0.11%	(0.28)%
Portfolio Turnover	35%	23%	37%	9%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes interest expense of 0.01%.
(6)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$28.07	$23.04	$20.80	$27.23	$22.27
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.42	$0.40	$0.25	$0.14
Net realized and unrealized gain (loss)	2.18	5.75	2.52	(5.66)	5.69
Total income (loss) from operations	$2.59	$6.17	$2.92	$(5.41)	$5.83
Less Distributions
From net investment income	$(0.42)	$(0.43)	$(0.35)	$(0.56)	$(0.17)
From net realized gain	(0.31)	(0.71)	(0.33)	(0.46)	(0.70)
Total distributions	$(0.73)	$(1.14)	$(0.68)	$(1.02)	$(0.87)
Net asset value — End of year	$29.93	$28.07	$23.04	$20.80	$27.23
Total Return(2)	9.51%	27.53%	14.13%	(20.81)%	26.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,378	$64,296	$64,084	$54,815	$54,814
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	0.19%	0.20%(5)	0.21%	0.19%	0.19%
Net expenses(4)	0.18%(6)	0.19%(5)(6)	0.18%(6)	0.18%(6)	0.18%
Net investment income	1.47%	1.67%	1.73%	1.01%	0.52%
Portfolio Turnover	35%	23%	37%	9%	17%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes interest expense of 0.01%.
(6)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Financial Highlights — continued

	Growth Allocation Fund — Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$28.07	$23.04	$20.81	$26.49
Income (Loss) From Operations
Net investment income(2)	$0.38	$0.34	$0.26	$0.05
Net realized and unrealized gain (loss)	2.22	5.85	2.66	(5.73)
Total income (loss) from operations	$2.60	$6.19	$2.92	$(5.68)
Less Distributions
From net investment income	$(0.44)	$(0.45)	$(0.36)	$ —
From net realized gain	(0.31)	(0.71)	(0.33)	—
Total distributions	$(0.75)	$(1.16)	$(0.69)	$ —
Net asset value — End of period	$29.92	$28.07	$23.04	$20.81
Total Return(3)	9.54%	27.62%	14.15%	(21.44)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,902	$1,289	$532	$107
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.13%	0.13%(7)	0.17%	0.15%(8)
Net expenses(6)	0.13%(9)	0.13%(7)(9)	0.14%(9)	0.14%(8)(9)
Net investment income	1.37%	1.34%	1.12%	0.33%(8)
Portfolio Turnover	35%	23%	37%	9%(4)(10)

(1)	For the period from the commencement of operations, February 1, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Includes interest expense of 0.01%.
(8)	Annualized.
(9)	Includes a reimbursement of expenses by the investment adviser due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022, respectively).
(10)	For the year ended September 30, 2022.
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are available free of charge at www.calvert.com.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Other Securities. Investments in the Underlying Funds and in money market funds are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

The following tables summarize the market value of each of the Funds' holdings as of September 30, 2025, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$228,232,941	$ —	$ —	$228,232,941
Short-Term Investments	289,917	—	—	289,917
Total Investments	$228,522,858	$ —	$ —	$228,522,858
Futures Contracts	$147,534	$ —	$ —	$147,534
Total	$228,670,392	$ —	$ —	$228,670,392
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$387,566,374	$ —	$ —	$387,566,374
Short-Term Investments	4,333,425	—	—	4,333,425
Total Investments	$391,899,799	$ —	$ —	$391,899,799
Futures Contracts	$122,227	$ —	$ —	$122,227
Total	$392,022,026	$ —	$ —	$392,022,026
Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$362,959,298	$ —	$ —	$362,959,298
Short-Term Investments	3,931,786	—	—	3,931,786
Total Investments	$366,891,084	$ —	$ —	$366,891,084
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
22

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds’ President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
2  Related Party Transactions
Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Funds. CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds.
The Funds may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. Each Fund’s expenses are reduced by an amount equal to its pro rata share of the advisory and administration fees incurred by each Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, expenses reimbursed by CRM for Conservative, Moderate and Growth were $920, $2,790 and $4,203, respectively, relating to each Fund’s investment in the Liquidity Fund.
For Growth, CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) exceed 0.43%, 1.18%, 0.18% and 0.14% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. For Growth, the expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $26,717 for Growth. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the year ended September 30, 2025 amounted to $420,507, $710,646 and $680,140, respectively, for Class A shares and $108,785, $186,968 and $165,423, respectively, for Class C shares.
23

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

The Funds were informed that EVD received $13,418, $33,612 and $69,862 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the year ended September 30, 2025.
For the year ended September 30, 2025, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Conservative	Moderate	Growth
Class A	$1,287	$—(1)	$129
Class C	598	5,320	3,074

(1)	Amount is less than $100.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $26,093, $53,707 and $62,564 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases	$56,400,823	$126,429,841	$120,947,174
Sales	78,548,928	156,227,097	136,763,916
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Conservative		Moderate		Growth
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024	2025	2024
Ordinary income	$7,635,019	$8,326,994	$10,483,170	$9,014,658	$5,794,461	$5,051,849
Long-term capital gains	$ —	$ —	$468,634	$15,262,748	$2,778,660	$9,651,977
24

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

During the year ended September 30, 2025, the following amounts were reclassified due to the Funds' use of equalization accounting. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.
	Conservative	Moderate	Growth
Change in:
Paid-in capital	$86,464	$535,110	$396,535
Distributable earnings	$(86,464)	$(535,110)	$(396,535)
These reclassifications had no effect on the net assets or net asset value per share of the Funds.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Conservative	Moderate	Growth
Undistributed ordinary income	$ —	$ —	$22,407
Undistributed long-term capital gains	—	8,279,160	8,642,224
Deferred capital losses	(2,686,904)	—	—
Net unrealized appreciation	21,690,648	86,736,301	106,340,561
Distributable earnings	$19,003,744	$95,015,461	$115,005,192
At September 30, 2025, Conservative, for federal income tax purposes, had deferred capital losses of $2,686,904 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $2,686,904 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at September 30, 2025, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$206,832,210	$305,163,498	$260,550,523
Gross unrealized appreciation	$26,666,742	$88,107,332	$106,340,561
Gross unrealized depreciation	(4,976,094)	(1,371,031)	—
Net unrealized appreciation	$21,690,648	$86,736,301	$106,340,561
5  Financial Instruments
A summary of futures contracts outstanding at September 30, 2025 is included in each Fund's Schedule of Investments. During the year ended September 30, 2025, each Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
25

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

At September 30, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Conservative
	Fair Value
Derivative		Asset Derivative(1)	Liability Derivative
Futures contracts	$147,534	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Moderate
	Fair Value
Derivative		Asset Derivative(1)	Liability Derivative
Futures contracts	$122,227	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2025 was as follows:
Statements of Operations Caption	Conservative	Moderate	Growth
Net realized gain (loss):
Futures contracts	$(1,518,391)	$(1,374,256)	$(623,073)
Total	$(1,518,391)	$(1,374,256)	$(623,073)
Change in unrealized appreciation (depreciation):
Futures contracts	$197,949	$146,435	$8,572
Total	$197,949	$146,435	$8,572
The average notional cost of futures contracts outstanding during the year ended September 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$13,877,000	$15,255,000	$5,414,000
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
26

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

The Funds had no borrowings outstanding pursuant to their line of credit at September 30, 2025. Average borrowings and the weighted average annual interest rate (excluding fees) for Conservative for the year ended September 30, 2025 were $426,137 and 5.46%. Moderate and Growth did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
7  Affiliated Investments
At September 30, 2025, the value of each Fund’s investment in affiliated funds, including funds that may be deemed to be affiliated, was $228,522,858, $391,899,799 and $366,891,084 for Conservative, Moderate and Growth, respectively, which represents 99.8%, 99.9% and 100.2% of net assets for Conservative, Moderate and Growth, respectively. Transactions in such investments by the Funds for the year ended September 30, 2025 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$70,999,391	$ 6,988,316	$(15,099,966)	$(1,139,771)	$ 495,031	$ 62,243,001	$2,971,613	$ —	4,211,299
Core Bond Fund, Class I	27,381,753	6,985,373	(2,437,521)	(45,526)	(199,840)	31,684,239	1,350,071	—	1,982,743
Emerging Markets Advancement Fund, Class I	5,600,261	993,427	(3,604,845)	605,990	511,776	4,106,609	74,715	—	273,409
Emerging Markets Equity Fund, Class R6	1,962,670	83,251	(555,310)	76,095	204,284	1,770,990	10,940	—	80,646
Equity Fund, Class R6	7,500,828	710,214	(930,998)	127,070	(389,159)	7,017,955	27,138	460,721	71,335
Flexible Bond Fund, Class R6	7,487,664	8,014,006	(1,593,657)	(11,004)	209,309	14,106,318	711,520	—	942,936
Floating-Rate Advantage Fund, Class R6	9,352,434	574,893	(2,183,626)	(201,252)	18,065	7,560,514	574,893	—	865,047
Focused Value Fund, Class R6	6,397,977	663,430	(1,285,229)	154,803	(42,898)	5,888,083	70,597	165,074	480,268
High Yield Bond Fund, Class R6	6,235,323	4,912,462	(1,848,238)	(90,362)	170,111	9,379,296	421,010	—	377,285
International Equity Fund, Class R6	8,298,426	87,712	(2,583,811)	436,329	(432,569)	5,806,087	87,711	—	214,643
International Opportunities Fund, Class R6	3,830,080	159,745	(498,072)	33,769	(12,104)	3,513,418	112,085	—	188,488
International Responsible Index Fund, Class R6	6,960,776	1,421,259	(2,308,402)	137,749	778,868	6,990,250	184,010	—	188,875
Liquidity Fund	28,993	22,312,681	(22,051,757)	—	—	289,917	27,361	—	289,917
Mid-Cap Fund, Class I(1)	1,907,317	250,534	(1,801,102)	202,217	(558,966)	—	4,750	199,992	—
Mortgage Access Fund, Class I	14,913,668	3,468,944	(1,716,046)	(29,872)	(84,731)	16,551,963	975,452	—	1,668,545
Short Duration Income Fund, Class R6	4,981,878	4,168,227	(5,706,197)	(130,281)	133,847	3,447,474	192,282	—	216,007
Small/Mid-Cap Fund	—	1,042,902	—	—	147,915	1,190,817	—	—	45,520
27

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Small-Cap Fund, Class R6	$ 4,487,678	$ 946,278	$ (1,820,142)	$ 339,179	$ (497,284)	$ 3,455,709	$ 8,734	$ 33,367	96,907
Ultra-Short Duration Income Fund, Class R6	15,477,427	296,254	(14,584,805)	187,823	(207,065)	1,169,634	296,253	—	118,026
US Large-Cap Core Responsible Index Fund, Class R6	18,437,616	11,830,046	(9,744,330)	62,237	1,580,458	22,166,027	211,275	178,540	387,993
US Large-Cap Growth Responsible Index Fund, Class R6	8,831,929	2,128,605	(2,534,889)	232,254	1,091,540	9,749,439	57,794	140,930	128,910
US Large-Cap Value Responsible Index Fund, Class R6	11,600,621	879,832	(3,692,997)	647,976	(158,287)	9,277,145	192,412	348,605	257,770
US Mid-Cap Core Responsible Index Fund, Class R6	3,217,344	838,015	(3,061,647)	618,706	(454,445)	1,157,973	26,745	—	25,859
Total				$2,214,129	$2,303,856	$228,522,858	$8,589,361	$1,527,229

(1)	Acquired by Calvert Small/Mid-Cap Fund after the close of business on September 12, 2025.
Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$36,175,482	$28,357,386	$ (8,684,778)	$ (116,705)	$ 106,801	$ 55,838,186	$2,383,978	$ —	3,777,956
Core Bond Fund, Class I	16,312,233	14,836,703	(5,659,002)	(92,156)	31,185	25,428,963	959,006	—	1,591,299
Emerging Markets Advancement Fund, Class I	16,246,537	3,376,005	(9,147,020)	1,218,035	2,330,478	14,024,035	248,019	—	933,691
Emerging Markets Equity Fund, Class R6	7,474,633	1,231,196	(2,942,924)	437,551	823,335	7,023,791	42,481	—	319,845
Equity Fund, Class R6	20,229,043	1,354,653	(1,349,600)	14,220	(789,434)	19,458,882	75,358	1,279,296	197,793
Flexible Bond Fund, Class R6	12,076,185	1,098,272	(1,534,379)	(29,284)	117,137	11,727,931	605,059	—	783,953
Floating-Rate Advantage Fund, Class R6	13,182,736	668,869	(5,880,975)	(528,739)	323,997	7,765,888	668,868	—	888,546
Focused Value Fund, Class R6	21,579,119	1,528,287	(2,643,525)	290,278	30,158	20,784,317	247,428	578,545	1,695,295
High Yield Bond Fund, Class R6	13,249,014	4,355,840	(8,871,353)	(438,607)	486,294	8,781,188	430,460	—	353,226
28

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Equity Fund, Class R6	$24,688,445	$ 1,323,123	$ (4,552,570)	$ 278,872	$ (25,966)	$ 21,711,904	$ 317,760	$ —	802,658
International Opportunities Fund, Class R6	14,307,153	662,701	(4,180,128)	283,767	(363,207)	10,710,286	342,267	—	574,586
International Responsible Index Fund, Class R6	20,527,180	5,969,637	(6,560,385)	269,270	2,565,549	22,771,251	558,770	—	615,273
Liquidity Fund	976,096	33,727,891	(30,370,562)	—	—	4,333,425	83,835	—	4,333,425
Mid-Cap Fund, Class I(1)	4,114,314	436,008	(3,958,930)	538,792	(1,130,184)	—	12,158	384,531	—
Mortgage Access Fund, Class I	11,963,914	5,994,313	(2,178,427)	(24,579)	(27,959)	15,727,262	897,724	—	1,585,409
Short Duration Income Fund, Class R6	6,215,707	12,468,237	(14,784,247)	(154,227)	158,962	3,904,432	259,148	—	244,639
Small/Mid-Cap Fund, Class I	—	1,627,167	—	(7)	251,277	1,878,437	—	—	71,806
Small-Cap Fund, Class R6	11,121,015	2,555,139	(3,695,508)	480,539	(948,581)	9,512,604	23,344	89,177	266,758
Ultra-Short Duration Income Fund, Class R6	26,118,174	398,760	(24,556,649)	185,597	(213,538)	1,932,344	398,759	—	194,989
US Large-Cap Core Responsible Index Fund, Class R6	57,166,515	30,412,171	(27,882,502)	1,515,318	3,229,861	64,441,363	637,795	538,972	1,127,978
US Large-Cap Growth Responsible Index Fund, Class R6	29,444,529	5,303,897	(6,356,207)	624,869	3,639,449	32,656,537	186,464	454,691	431,793
US Large-Cap Value Responsible Index Fund, Class R6	28,897,392	1,699,604	(6,215,284)	983,427	258,990	25,624,129	520,562	943,136	711,979
US Mid-Cap Core Responsible Index Fund, Class R6	9,207,011	2,399,040	(6,219,871)	1,047,791	(571,327)	5,862,644	77,817	—	130,921
Total				$6,784,022	$10,283,277	$391,899,799	$9,977,060	$4,268,348

(1)	Acquired by Calvert Small/Mid-Cap Fund after the close of business on September 12, 2025.
Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$ —	$12,314,056	$ —	$ —	$ 295,866	$ 12,609,922	$ 312,557	$ —	853,175
29

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$14,209,112	$ 6,648,102	$ (9,824,234)	$ (312,960)	$ 73,105	$ 10,793,125	$ 488,431	$ —	675,415
Emerging Markets Advancement Fund, Class I	22,134,356	3,701,283	(11,069,812)	1,088,438	3,683,481	19,537,746	332,220	—	1,300,782
Emerging Markets Equity Fund, Class R6	10,267,723	2,273,473	(4,962,270)	645,183	1,135,911	9,360,020	59,677	—	426,230
Equity Fund, Class R6	28,535,788	2,007,352	(790,745)	(63,322)	(1,049,368)	28,639,705	107,673	1,827,874	291,113
Floating-Rate Advantage Fund, Class R6	2,702,545	152,364	(1,127,294)	1,105	(43,816)	1,684,904	152,364	—	192,781
Focused Value Fund, Class R6	22,792,965	1,682,989	(1,873,437)	218,635	130,827	22,951,979	263,499	616,122	1,872,103
High Yield Bond Fund, Class R6	5,349,466	2,098,232	(3,885,477)	(78,383)	96,131	3,579,969	190,528	—	144,005
International Equity Fund, Class R6	30,766,924	1,532,381	(6,773,772)	498,960	(244,428)	25,780,065	379,150	—	953,052
International Opportunities Fund, Class R6	17,162,458	1,361,217	(4,167,090)	223,609	(255,405)	14,324,789	444,997	—	768,497
International Responsible Index Fund, Class R6	29,666,919	10,337,727	(7,568,489)	286,576	4,226,866	36,949,599	823,533	—	998,368
Liquidity Fund	2,587,614	31,198,592	(29,854,420)	—	—	3,931,786	126,908	—	3,931,786
Mid-Cap Fund, Class I(1)	4,508,511	690,548	(4,188,625)	179,053	(1,189,487)	—	13,989	582,027	—
Mortgage Access Fund, Class I	—	3,713,043	(161,022)	(1,206)	64,653	3,615,468	115,159	—	364,462
Short Duration Income Fund, Class R6	—	15,215,759	(15,226,239)	10,480	—	—	49,421	—	—
Small/Mid-Cap Fund, Class I	—	3,046,817	—	—	395,807	3,442,624	—	—	131,599
Small-Cap Fund, Class R6	9,124,744	5,868,323	(4,129,337)	1,073,071	(1,703,715)	10,233,086	15,668	59,854	286,963
Ultra-Short Duration Income Fund, Class R6	8,860,134	200,772	(9,052,112)	30,809	(39,603)	—	105,893	—	—
US Large-Cap Core Responsible Index Fund, Class R6	70,516,562	35,934,003	(29,048,957)	867,144	5,906,465	84,175,217	816,747	690,198	1,473,398
US Large-Cap Growth Responsible Index Fund, Class R6	34,154,903	8,283,899	(9,753,705)	456,802	3,545,287	36,687,186	225,835	550,695	485,088
US Large-Cap Value Responsible Index Fund, Class R6	34,892,139	2,844,055	(7,973,073)	1,306,046	195,524	31,264,691	608,489	1,102,438	868,705
30

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Mid-Cap Core Responsible Index Fund, Class R6	$10,937,627	$ 4,087,595	$ (8,235,044)	$ 1,133,524	$ (594,499)	$ 7,329,203	$ 79,476	$ —	163,671
Total				$7,563,564	$14,629,602	$366,891,084	$5,712,214	$5,429,208

(1)	Acquired by Calvert Small/Mid-Cap Fund after the close of business on September 12, 2025.
8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Conservative
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	963,410	$17,468,019	694,060	$12,115,451
Reinvestment of distributions	293,300	5,314,875	323,763	5,701,553
Shares redeemed	(1,893,687)	(34,312,259)	(2,203,691)	(37,957,999)
Net decrease	(636,977)	$(11,529,365)	(1,185,868)	$(20,140,995)
Class C
Shares sold	62,305	$1,098,700	64,576	$1,102,120
Reinvestment of distributions	14,596	260,413	21,741	376,805
Shares redeemed	(256,034)	(4,559,668)	(432,910)	(7,367,873)
Net decrease	(179,133)	$(3,200,555)	(346,593)	$(5,888,948)
Class I
Shares sold	504,389	$9,162,657	705,587	$12,197,013
Reinvestment of distributions	95,030	1,723,565	107,915	1,901,911
Shares redeemed	(957,731)	(17,445,286)	(1,277,029)	(22,124,364)
Net decrease	(358,312)	$(6,559,064)	(463,527)	$(8,025,440)
Class R6
Shares sold	145,553	$2,658,733	240,050	$4,219,924
Reinvestment of distributions	7,109	128,423	5,754	102,429
Shares redeemed	(238,817)	(4,304,576)	(27,787)	(499,211)
Net increase (decrease)	(86,155)	$(1,517,420)	218,017	$3,823,142
31

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

Moderate
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	834,491	$18,669,021	886,831	$18,579,190
Reinvestment of distributions	350,072	7,780,899	832,032	17,183,087
Shares redeemed	(1,795,142)	(40,128,434)	(2,190,657)	(45,605,433)
Net decrease	(610,579)	$(13,678,514)	(471,794)	$(9,843,156)
Class C
Shares sold	78,031	$1,626,953	117,063	$2,272,990
Reinvestment of distributions	21,265	437,678	73,972	1,419,631
Shares redeemed	(374,421)	(7,777,296)	(469,486)	(9,177,870)
Net decrease	(275,125)	$(5,712,665)	(278,451)	$(5,485,249)
Class I
Shares sold	778,835	$17,522,631	880,195	$18,384,642
Reinvestment of distributions	109,308	2,433,694	240,969	4,991,621
Shares redeemed	(1,249,708)	(28,326,498)	(1,234,561)	(26,015,734)
Net decrease	(361,565)	$(8,370,173)	(113,397)	$(2,639,471)
Class R6
Shares sold	28,694	$660,753	24,811	$508,971
Reinvestment of distributions	1,246	27,802	4,157	85,944
Shares redeemed	(22,877)	(526,662)	(43,754)	(949,549)
Net increase (decrease)	7,063	$161,893	(14,786)	$(354,634)
Growth
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	947,884	$26,009,867	1,067,291	$26,702,501
Reinvestment of distributions	239,104	6,431,910	431,503	10,485,514
Shares redeemed	(1,425,229)	(39,174,613)	(1,473,947)	(37,044,382)
Net increase (decrease)	(238,241)	$(6,732,836)	24,847	$143,633
Class C
Shares sold	122,418	$2,720,887	147,137	$3,021,426
Reinvestment of distributions	17,050	374,077	38,076	759,236
Shares redeemed	(182,033)	(4,057,743)	(266,522)	(5,453,835)
Net decrease	(42,565)	$(962,779)	(81,309)	$(1,673,173)
32

Calvert
Asset Allocation Funds
September 30, 2025
Notes to Financial Statements — continued

Growth — continued
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	497,366	$13,873,584	544,677	$13,700,616
Reinvestment of distributions	59,321	1,604,053	131,801	3,218,587
Shares redeemed	(863,366)	(24,098,187)	(1,166,972)	(29,550,085)
Net decrease	(306,679)	$(8,620,550)	(490,494)	$(12,630,882)
Class R6
Shares sold	48,838	$1,388,923	26,592	$693,094
Reinvestment of distributions	1,326	35,826	1,141	27,841
Shares redeemed	(32,545)	(934,205)	(4,872)	(124,647)
Net increase	17,619	$490,544	22,861	$596,288
33

Calvert
Asset Allocation Funds
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund and Board of Trustees of Calvert Social Investment Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund (the "Funds"), three of the funds constituting Calvert Social Investment Fund, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and transfer agents; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
34

Calvert
Asset Allocation Funds
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:
Conservative Allocation Fund	$ 1,448,878
Moderate Allocation Fund	$ 4,361,274
Growth Allocation Fund	$ 5,486,864
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. For the Funds' fiscal 2025 ordinary income dividends, the following qualifies for the corporate dividends received deduction:
Conservative Allocation Fund	14.20%
Moderate Allocation Fund	34.21%
Growth Allocation Fund	78.65%
163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Funds designate the following distributions from net investment income as a 163(j) interest dividend:
Moderate Allocation Fund	0.15%
Capital Gains Dividends. The Funds hereby designate as a capital gain dividend with respect to the taxable year ended September 30, 2025, the following amounts or, if subsequently determined to be different, the net capital gain of such year:
Moderate Allocation Fund	$ 9,235,948
Growth Allocation Fund	$11,816,394
35

Calvert
Asset Allocation Funds
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Social Investment Fund held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Social Investment Fund were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	240,909,235	2,857,508
Von M. Hughes	239,427,113	4,339,630
Kim M. Keenan	240,895,289	2,871,453
Eddie Ramos	240,131,072	3,635,671
Carlton M. Waterhouse	240,212,351	3,554,392
Results are rounded to the nearest whole number.
36

Calvert
Conservative Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
37

Calvert
Conservative Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Conservative Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024.  This performance data indicated that the Fund had underperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2024.  The performance data also indicated that the Fund had underperformed its blended benchmark for the one- and three-year periods ended December 31, 2024, while it had outperformed its blended benchmark for the five-year period ended December 31, 2024.  The Board took into account management’s discussion of the Fund’s performance.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group.  The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests.    Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.
38

Calvert
Conservative Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser.  As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee.  The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
39

Calvert
Moderate Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
40

Calvert
Moderate Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Moderate Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe and its blended benchmark for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.
41

Calvert
Moderate Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
42

Calvert
Growth Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
43

Calvert
Growth Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Growth Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe  and its blended benchmark for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group.  The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.
44

Calvert
Growth Allocation Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
45

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CALL-NCSR 9.30.25

Calvert
Focused Value Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Calvert
Focused Value Fund
Item 8 of Form N-CSR is Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Focused Value Fund
September 30, 2025
Schedule of Investments

Common Stocks — 98.6%

Security	Shares	Value
Air Freight & Logistics — 3.0%
FedEx Corp.	8,151	$ 1,922,087
		$ 1,922,087
Banks — 7.5%
Bank of America Corp.	50,892	$ 2,625,518
Wells Fargo & Co.	25,315	2,121,904
		$ 4,747,422
Biotechnology — 3.0%
AbbVie, Inc.	8,212	$ 1,901,406
		$1,901,406
Broadline Retail — 4.6%
Amazon.com, Inc.(1)	13,224	$2,903,594
		$2,903,594
Building Products — 3.3%
Johnson Controls International PLC	19,229	$2,114,229
		$2,114,229
Capital Markets — 7.5%
Cboe Global Markets, Inc.	6,120	$1,500,930
Charles Schwab Corp.	19,965	1,906,059
Goldman Sachs Group, Inc.	1,709	1,360,962
		$4,767,951
Consumer Staples Distribution & Retail — 4.7%
BJ's Wholesale Club Holdings, Inc.(1)	14,734	$1,373,946
U.S. Foods Holding Corp.(1)	20,804	1,594,002
		$2,967,948
Containers & Packaging — 2.6%
Ball Corp.	33,039	$1,665,826
		$1,665,826
Distributors — 1.7%
Pool Corp.	3,570	$1,106,950
		$1,106,950
Electric Utilities — 3.6%
NextEra Energy, Inc.	30,661	$2,314,599
		$2,314,599
Electrical Equipment — 2.7%
Emerson Electric Co.	13,201	$1,731,707
		$1,731,707
Security	Shares	Value
Energy Equipment & Services — 3.0%
Baker Hughes Co.	38,895	$ 1,894,964
		$ 1,894,964
Food Products — 2.5%
Hershey Co.	8,548	$ 1,598,903
		$ 1,598,903
Health Care Equipment & Supplies — 6.1%
Abbott Laboratories	16,697	$ 2,236,396
Boston Scientific Corp.(1)	16,649	1,625,442
		$3,861,838
Household Durables — 2.2%
Meritage Homes Corp.	19,633	$1,422,018
		$1,422,018
Household Products — 2.4%
Clorox Co.	12,184	$1,502,287
		$1,502,287
Industrial REITs — 3.0%
First Industrial Realty Trust, Inc.	36,988	$1,903,772
		$1,903,772
Insurance — 7.3%
American International Group, Inc.	23,814	$1,870,352
Reinsurance Group of America, Inc.	10,715	2,058,673
Ryan Specialty Holdings, Inc.	13,248	746,657
		$4,675,682
Interactive Media & Services — 3.6%
Alphabet, Inc., Class A	9,429	$2,292,190
		$2,292,190
Leisure Products — 1.5%
Hasbro, Inc.	12,954	$982,561
		$982,561
Machinery — 2.5%
Ingersoll Rand, Inc.	19,243	$1,589,857
		$1,589,857
Metals & Mining — 3.2%
Steel Dynamics, Inc.	14,399	$2,007,653
		$2,007,653
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	37,922	$1,710,282
		$1,710,282

1

Calvert
Focused Value Fund
September 30, 2025
Schedule of Investments — continued

Security	Shares	Value
Professional Services — 2.6%
Robert Half, Inc.	49,050	$ 1,666,719
		$ 1,666,719
Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp.(1)	78,030	$ 2,617,907
Micron Technology, Inc.	8,116	1,357,969
		$ 3,975,876
Software — 2.9%
Salesforce, Inc.	7,671	$ 1,818,027
		$1,818,027
Specialty Retail — 2.7%
Lowe's Cos., Inc.	6,831	$1,716,699
		$1,716,699
Total Common Stocks (identified cost $53,613,317)		$62,763,047

Short-Term Investments — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	2,749,352	$ 2,749,352
Total Short-Term Investments (identified cost $2,749,352)		$ 2,749,352
Total Investments — 102.9% (identified cost $56,362,669)		$65,512,399
Other Assets, Less Liabilities — (2.9)%		$(1,835,403)
Net Assets — 100.0%		$63,676,996

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of September 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts
2

Calvert
Focused Value Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $53,613,317)	$62,763,047
Investments in securities of affiliated issuers, at value (identified cost $2,749,352)	2,749,352
Dividends receivable	33,533
Dividends receivable - affiliated	7,003
Receivable from affiliate	7,828
Trustees' deferred compensation plan	493
Total assets	$65,561,256
Liabilities
Payable for investments purchased	$1,800,231
Payable to affiliates:
Investment advisory fee	25,656
Administrative fee	6,214
Distribution and service fees	399
Trustees' deferred compensation plan	493
Accrued expenses	51,267
Total liabilities	$1,884,260
Net Assets	$63,676,996
Sources of Net Assets
Paid-in capital	$51,411,835
Distributable earnings	12,265,161
Net Assets	$63,676,996
Class A Shares
Net Assets	$1,154,463
Shares Outstanding	94,362
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.23
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.91
Class C Shares
Net Assets	$200,726
Shares Outstanding	16,670
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.04
Class I Shares
Net Assets	$12,639,278
Shares Outstanding	1,029,142
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.28
3
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class R6 Shares
Net Assets	$49,682,529
Shares Outstanding	4,052,953
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income	$1,167,403
Dividend income - affiliated issuers	56,986
Total investment income	$1,224,389
Expenses
Investment advisory fee	$299,039
Administrative fee	71,769
Distribution and service fees:
Class A	2,373
Class C	2,040
Trustees' fees and expenses	3,337
Custodian fees	3,396
Transfer agency fees and expenses	2,504
Accounting fees	16,546
Professional fees	43,803
Registration fees	65,375
Reports to shareholders	4,634
Miscellaneous	15,489
Total expenses	$530,305
Waiver and/or reimbursement of expenses by affiliates	$(85,402)
Net expenses	$444,903
Net investment income	$779,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$3,202,827
Foreign currency transactions	136
Net realized gain	$3,202,963
Change in unrealized appreciation (depreciation):
Investment securities	$(506,965)
Net change in unrealized appreciation (depreciation)	$(506,965)
Net realized and unrealized gain	$2,695,998
Net increase in net assets from operations	$3,475,484
5
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$779,486	$759,278
Net realized gain	3,202,963	1,592,732
Net change in unrealized appreciation (depreciation)	(506,965)	10,858,362
Net increase in net assets from operations	$3,475,484	$13,210,372
Distributions to shareholders:
Class A	$(31,107)	$(3,525)
Class C	(6,872)	(170)
Class I	(429,076)	(95,572)
Class R6	(1,943,795)	(501,564)
Total distributions to shareholders	$(2,410,850)	$(600,831)
Capital share transactions:
Class A	$285,415	$323,898
Class C	6,917	112,924
Class I	2,135,919	(509,837)
Class R6	(1,924,957)	(4,039,979)
Net increase (decrease) in net assets from capital share transactions	$503,294	$(4,112,994)
Net increase in net assets	$1,567,928	$8,496,547
Net Assets
At beginning of year	$62,109,068	$53,612,521
At end of year	$63,676,996	$62,109,068
6
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$12.11	$9.75	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.12	$0.12	$0.10	$0.03
Net realized and unrealized gain (loss)	0.47	2.33	0.61(3)	(0.98)
Total income (loss) from operations	$0.59	$2.45	$0.71	$(0.95)
Less Distributions
From net investment income	$(0.12)	$(0.09)	$(0.01)	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.47)	$(0.09)	$(0.01)	$ —
Net asset value — End of period	$12.23	$12.11	$9.75	$9.05
Total Return(4)	5.21%	25.24%	7.86%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,154	$826	$378	$187
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.12%	1.13%	1.22%	5.09%(7)
Net expenses(8)	0.99%	0.99%	0.99%	0.99%(7)
Net investment income	1.07%	1.08%	1.00%	0.77%(7)
Portfolio Turnover	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
7
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$11.97	$9.66	$9.02	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.04	$0.03	$0.02	$0.01
Net realized and unrealized gain (loss)	0.46	2.31	0.62(3)	(0.99)
Total income (loss) from operations	$0.50	$2.34	$0.64	$(0.98)
Less Distributions
From net investment income	$(0.08)	$(0.03)	$ —	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.43)	$(0.03)	$ —	$ —
Net asset value — End of period	$12.04	$11.97	$9.66	$9.02
Total Return(4)	4.35%	24.34%	7.10%	(9.80)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201	$190	$58	$45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.89%	1.88%	1.95%	5.84%(7)
Net expenses(8)	1.74%	1.74%	1.74%	1.75%(7)
Net investment income	0.37%	0.30%	0.24%	0.26%(7)
Portfolio Turnover	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
8
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$12.14	$9.78	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.15	$0.14	$0.13	$0.05
Net realized and unrealized gain (loss)	0.49	2.33	0.62(3)	(1.00)
Total income (loss) from operations	$0.64	$2.47	$0.75	$(0.95)
Less Distributions
From net investment income	$(0.15)	$(0.11)	$(0.02)	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.50)	$(0.11)	$(0.02)	$ —
Net asset value — End of period	$12.28	$12.14	$9.78	$9.05
Total Return(4)	5.52%	25.51%	8.25%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,639	$10,306	$8,759	$4,648
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.87%	0.88%	0.96%	4.83%(7)
Net expenses(8)	0.74%	0.74%	0.74%	0.74%(7)
Net investment income	1.31%	1.32%	1.28%	1.27%(7)
Portfolio Turnover	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
9
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,			Period Ended September 30, 2022(1)
	2025	2024	2023
Net asset value — Beginning of period	$12.13	$9.77	$9.05	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.15	$0.14	$0.13	$0.05
Net realized and unrealized gain (loss)	0.48	2.33	0.61(3)	(1.00)
Total income (loss) from operations	$0.63	$2.47	$0.74	$(0.95)
Less Distributions
From net investment income	$(0.15)	$(0.11)	$(0.02)	$ —
From net realized gain	(0.35)	—	—	—
Total distributions	$(0.50)	$(0.11)	$(0.02)	$ —
Net asset value — End of period	$12.26	$12.13	$9.77	$9.05
Total Return(4)	5.45%	25.56%	8.20%	(9.50)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,683	$50,787	$44,418	$45
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.88%	0.87%	0.96%	4.84%(7)
Net expenses(8)	0.74%	0.74%	0.74%	0.75%(7)
Net investment income	1.31%	1.32%	1.29%	1.26%(7)
Portfolio Turnover	113%	107%	75%	13%(5)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2025, 2024, 2023 and the period ended September 30, 2022).
10
See Notes to Financial Statements.

Calvert
Focused Value Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Focused Value Fund (the Fund) is a diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Focused Value Fund
September 30, 2025
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$62,763,047(1)	$ —	$ —	$62,763,047
Short-Term Investments	2,749,352	—	—	2,749,352
Total Investments	$65,512,399	$ —	$ —	$65,512,399

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
12

Calvert
Focused Value Fund
September 30, 2025
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.50% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2025, the investment advisory fee amounted to $299,039.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2025, the investment advisory fee paid was reduced by $1,907 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74%, 0.74% and 0.74% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the year ended September 30, 2025, CRM waived and/or reimbursed expenses of $83,495.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2025, CRM was paid administrative fees of $71,769.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts.The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2025 amounted to $2,373 and $2,040 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $278 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $2,354 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $66,647,159 and $68,010,700, respectively.
13

Calvert
Focused Value Fund
September 30, 2025
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$1,081,976	$600,831
Long-term capital gains	$1,328,874	$ —
During the year ended September 30, 2025, distributable earnings was decreased by $26,255 and paid-in capital was increased by $26,255 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$645,431
Undistributed long-term capital gains	2,794,749
Net unrealized appreciation	8,824,981
Distributable earnings	$12,265,161
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$56,687,418
Gross unrealized appreciation	$9,929,021
Gross unrealized depreciation	(1,104,040)
Net unrealized appreciation	$8,824,981
5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2025. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
14

Calvert
Focused Value Fund
September 30, 2025
Notes to Financial Statements — continued

6  Affiliated Investments
At September 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,749,352, which represents 4.3% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$960,930	$25,923,040	$(24,134,618)	$ —	$ —	$2,749,352	$56,986	2,749,352
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	32,160	$361,190	45,040	$496,114
Reinvestment of distributions	2,750	31,107	337	3,525
Shares redeemed	(8,767)	(106,882)	(15,896)	(175,741)
Net increase	26,143	$285,415	29,481	$323,898
Class C
Shares sold	36,362	$409,834	10,083	$115,222
Reinvestment of distributions	613	6,864	16	170
Shares redeemed	(36,184)	(409,781)	(219)	(2,468)
Net increase	791	$6,917	9,880	$112,924
Class I
Shares sold	194,679	$2,313,459	49,402	$527,418
Reinvestment of distributions	37,871	429,076	9,111	95,572
Shares redeemed	(52,143)	(606,616)	(105,765)	(1,132,827)
Net increase (decrease)	180,407	$2,135,919	(47,252)	$(509,837)
Class R6
Shares sold	173,998	$1,933,439	92,693	$1,018,341
Reinvestment of distributions	171,865	1,943,795	47,859	501,564
Shares redeemed	(480,022)	(5,802,191)	(501,027)	(5,559,884)
Net decrease	(134,159)	$(1,924,957)	(360,475)	$(4,039,979)
At September 30, 2025, Calvert Growth Allocation Fund, Calvert Moderate Allocation Fund and Calvert Conservative Allocation Fund owned in the aggregate 77.9% of the value of the outstanding shares of the Fund and EVM owned 10.1% of the value of the outstanding shares of the Fund.
15

Calvert
Focused Value Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Shareholders of Calvert Focused Value Fund and Board of Trustees of Calvert Social Investment Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert Focused Value Fund (the “Fund”), one of the funds constituting Calvert Social Investment Fund, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from April 29, 2022 (commencement of operations) to September 30, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from April 29, 2022 (commencement of operations) to September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
16

Calvert
Focused Value Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $50,076, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $1,058,276, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2025 ordinary income dividends, 89.6% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $3,028,991 or, if subsequently determined to be different, the net capital gain of such year.
17

Calvert
Focused Value Fund
September 30, 2025
Special Meeting of Shareholders (Unaudited)

Calvert Social Investment Fund held a Special Meeting of Shareholders on June 16, 2025 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Calvert Social Investment Fund were as follows:
	Number of Shares
Nominee for Trustee	For	Withheld
Karen Fang	240,909,235	2,857,508
Von M. Hughes	239,427,113	4,339,630
Kim M. Keenan	240,895,289	2,871,453
Eddie Ramos	240,131,072	3,635,671
Carlton M. Waterhouse	240,212,351	3,554,392
Results are rounded to the nearest whole number.
18

Calvert
Focused Value Fund
September 30, 2025
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 9-10, 2025, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

Calvert
Focused Value Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Focused Value Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and a comparative benchmark index. The Board’s review included comparative performance data for the one-year period ended December 31, 2024. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2024. The Board took into account management’s discussion of the Fund’s performance since inception. Based upon its review, the Board concluded that the Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies and that the Adviser’s investment strategies are appropriate for pursing the Fund’s investment objective.
20

Calvert
Focused Value Fund
September 30, 2025
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser had waived or reimbursed a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
21

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CRFAX-NCSR 9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 24, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 24, 2025